                                    [LOGO]
                         Aid Association for Lutherans
                          A FRATERNAL BENEFIT SOCIETY



                                          AAL VARIABLE PRODUCT SERIES FUND, INC.

                                                              Semi-Annual Report

                                                                   June 30, 2000


                                                            AAL Variable Product
                                                   Small Company Stock Portfolio

                                                            AAL Variable Product
                                                   International Stock Portfolio

                                                            AAL Variable Product
                                                   Large Company Stock Portfolio

                                                            AAL Variable Product
                                                              Balanced Portfolio

                                                            AAL Variable Product
                                                       High Yield Bond Portfolio

                                                            AAL Variable Product
                                                                  Bond Portfolio

                                                            AAL Variable Product
                                                          Money Market Portfolio

                  YOUR LINK TO AID ASSOCIATION FOR LUTHERANS
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

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT

     Table of Contents

     President's Letter.............................................    2

     Portfolio Perspectives
          AAL Variable Product Small Company Stock Portfolio........    4
          AAL Variable Product International Stock Portfolio........    6
          AAL Variable Product Large Company Stock Portfolio........    8
          AAL Variable Product Balanced Portfolio...................   10
          AAL Variable Product High Yield Bond Portfolio............   12
          AAL Variable Product Bond Portfolio.......................   14
          AAL Variable Product Money Market Portfolio...............   16

     Schedule of Investments
          AAL Variable Product Small Company Stock Portfolio........   18
          AAL Variable Product International Stock Portfolio........   27
          AAL Variable Product Large Company Stock Portfolio........   30
          AAL Variable Product Balanced Portfolio...................   37
          AAL Variable Product High Yield Bond Portfolio............   54
          AAL Variable Product Bond Portfolio.......................   57
          AAL Variable Product Money Market Portfolio...............   63

     Statement of Assets and Liabilities............................   64

     Statement of Operations........................................   66

     Statement of Changes in Net Assets.............................   68

     Notes to Financial Statements..................................   71

     Financial Highlights
          AAL Variable Product Small Company Stock Portfolio........   74
          AAL Variable Product International Stock Portfolio........   75
          AAL Variable Product Large Company Stock Portfolio........   75
          AAL Variable Product Balanced Portfolio...................   76
          AAL Variable Product High Yield Bond Portfolio............   77
          AAL Variable Product Bond Portfolio.......................   77
          AAL Variable Product Money Market Portfolio...............   78

     A Note on Forward-Looking Statements...........................   79

     Glossary of Terms..............................................   79

------------------------------------------------------------------------------
                                                             Table of Contents 1

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT

JUNE 30, 2000



Dear Member:

We are pleased to provide you with this semi-annual report. It offers insightful performance, holdings and financial information for each Portfolio of the AAL Variable Product Series Fund, Inc., the underlying investment vehicle for the AAL Flexible Premium Deferred Variable Annuity, the AAL Single Premium Immediate Variable Annuity and the AAL Variable Universal Life products.

                                                       [PHOTO OF ROBERT G. SAME]

Since you purchased a variable annuity or variable life insurance certificate from AAL, you realize the importance of products that offer flexibility, insurance protection and a variety of investment choices. These are important factors when planning to meet your dreams. Variable products provide life insurance protection and can provide long-term investment capabilities for helping you achieve your financial goals.

Because there is an investment aspect to variable products, it is important to annually review your financial situation and to review and reflect on the financial information in this report.

Speaking of financial conditions, to keep inflation in check the Federal Reserve continued to raise interest rates the first half of this year. Many experts believe this is slowing down the economy. It will take some time before we're sure how this will affect the financial markets.

  ------------------------------------------------------------------------------
2 President's Letter

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT


Markets will always fluctuate. That is why it is important to keep a long-term perspective and remember that variable products help you reach your financial goals. I encourage you to review your prospectus, which shows you how having insurance protection can impact the performance of your variable product. It would also be helpful to review the historical performance and contact your AAL representative with questions.

AAL appreciates the opportunity to meet your insurance and financial needs. We look forward to continuing our relationship and we encourage you to take full advantage of the services we offer to Lutherans and their families. If you have questions about your variable product, contact your AAL representative or the AAL Variable Products Service Center at (800) 225-5225.



Best regards,

/s/ Robert G. Same

Robert G. Same
Vice President
Aid Association for Lutherans
President
AAL Variable Product Series Fund, Inc.

------------------------------------------------------------------------------
                                                                 June 30, 2000 3

[LOGO]         AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT


Small Company Stock Portfolio

As stock market volatility continues, why should investors consider small company stocks?

Over long time periods, small-cap stocks have outperformed their large-cap counterparts. However, over shorter time periods, small-caps can severely underperform the larger-cap stocks. This is especially true during periods of high volatility as small-cap stocks' lack of ~liquidity causes volatile share price swings. These extreme price movements are often not related to underlying company fundamentals and thus create opportunities for long-term investors.

     Value of a $10,000 Investment
     -----------------------------

               [GRAPH]

            Sm Co Port    S&P 600*
 6/14/1995   10000         10000
12/31/1995   11070         11510
 6/30/1996   12047         12801
12/31/1996   13084         13962
 6/30/1997   14779         15576
12/31/1997   16403         17533
 6/30/1998   17628         18603
12/31/1998   16425         17301
 6/30/1999   17250         18171
12/31/1999   18428         19455
 6/30/2000   19637         20794

*An unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets. "S&P SmallCap 600 Index" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

How has the small-cap market performed over the first part of the year?

                                                                         [PHOTO]

Small-cap stocks had a very solid start in 2000. The S&P SmallCap 600 Index, the benchmark for the AAL Variable Product Small Company Portfolio, was up over 6 percent for the first half of the year. The best performing small-cap sectors for the first half of 2000 were energy, health care and financials, which returned over 40 percent, over 25 percent and over 10 percent, respectively.

                        Average Annual Total Returns/1/
                        -------------------------------
                               As of June 30, 2000

                                                           From    Inception
                            YTD      1-Year    5-Year   Inception     Date
                           ---------------------------------------------------
Fund Portfolio/2/........  6.56%     13.84%    14.20%     14.30%     6/14/95
------------------------------------------------------------------------------
Deferred Variable
Annuity Subaccount/3/....  5.90%     12.42%    12.78%     12.80%     6/15/95
------------------------------------------------------------------------------
SEC Deferred Variable
Annuity Subaccount/3/.... (0.77)%     6.35%    12.37%     12.39%     6/15/95
------------------------------------------------------------------------------
Single Premium
Immediate Variable
Annuity Subaccount/4/....  5.90%       N/A      N/A       14.03%      8/2/99
------------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/............  2.73%      9.07%     N/A        1.06%     5/15/98
------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

   -----------------------------------------------------------------------------
4  Small Company Stock Portfolio Perspective

[LOGO]AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Are there any trends you are excited about as you look into the future?

There are several trends unfolding that provide opportunities for small-cap investors. First, the Internet has obviously changed the way many companies buy, build and sell products. As the transition continues, opportunities evolve for those companies that develop new products and/or services that help their customers thrive in this environment.

Next, the biotechnology industry is changing the pace of research and the development of new drugs. Many companies are providing tools to help bring drugs to market much faster than previously possible. Other companies are using these tools to develop new drugs that are substantial improvements over their predecessors or for diseases that have no current therapy or cure.

Finally, as demand continues to outstrip supply in the oil and natural gas markets, many oil-field service companies are benefiting as the exploration and production companies increase their expenditures to meet the increased demand.

These examples are indicative of the opportunities in small-cap stocks. There are many companies that develop new products and/or industries and offer excellent capital appreciation potential over the long term.

/s/ Brian J. Flanagan

Brian J. Flanagan
Portfolio Manager

Small-cap funds may involve more risks because they tend to be more volatile than other securities investments.



                              Sector Allocations
                              ------------------
                     of the Small Company Stock Portfolio
                     ------------------------------------

                                  [PIE CHART]

                                              % of Net Assets
                                                  6/30/00
                                                  -------

 .  Technology........................................ 22%

 .  Consumer Cyclicals................................ 18%

 .  Capital Goods..................................... 14%

 .  Health Care....................................... 13%

 .  Financials........................................ 11%

 .  Consumer Staples..................................  7%

 .  Energy............................................  5%

 .  Transportation....................................  3%

 .  Basic Materials...................................  3%

 .  Utilities.........................................  2%

 .  Communication Services............................  1%

 .  Short Term Obligations............................  1%
                                         ---------------
                                         Total       100%



                              5 Largest Holdings
                              ------------------

                                            % of Net Assets
Security                                        6/30/00
-----------------------------------------------------------
International Rectifier Corporation................... 0.9%
Lattice Semiconductor Corporation..................... 0.9%
Protein Design Labs, Inc.............................. 0.8%
Vertex Pharmaceuticals, Inc........................... 0.7%
RSA Security, Inc..................................... 0.7%

                                                   Small Company Stock Portfolio

--------------------------------------------------------------------------------
                                                               June 30, 2000   5

[LOGO]AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

International Stock Portfolio

How did the international markets perform during the first half of the year?

International equity markets were modestly volatile through the first quarter of the year, but then retreated beginning in April as investors grew increasingly risk-averse. By the end of May, there were signs that the worst was past, and markets rebounded. In June, markets rallied further as economic data confirmed the U.S. economy looked to be slowing.

Has growth picked up in Europe and Japan, as you expected?

Easing financial conditions aided by a weak euro, led to very good growth conditions in Europe. Forecasts also suggest that this growth rate can be sustained for the coming months, with consumer spending and a strong labor market spurring this growth. If the European Central Bank tightens interest rates later this year, which would result in a strengthened euro, next year's growth rate in Europe may slow modestly.

               Value of a $10,000 Investment
               -----------------------------

                          [GRAPH]

                         Int'l          MSCI EAFE*
     3/2/1998            10000          10000
   12/31/1998            11041          10746
    6/30/1999            11781          11208
   12/31/1999            15622          13691
    6/30/2000            14995          13134


* The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) is a stock index designed to measure the investment returns of the developed countries outside of North America. The index currently includes stocks from 21 countries.

[PHOTO] [PHOTO]

                        Average Annual Total Returns/1/
                        -------------------------------
                              As of June 30, 2000

                                                           From    Inception
                                       YTD    1-Year    Inception    Date
                                      --------------------------------------
Fund Portfolio/2/...................   (4.02)%  27.28%    18.98%      3/2/98
----------------------------------------------------------------------------
Deferred Variable  Annuity
Subaccount/3/.......................   (4.61)%  25.70%    17.52%      3/3/98
----------------------------------------------------------------------------
SEC Deferred Variable
Annuity Subaccount/3/...............  (10.62)%  18.91%    15.22%      3/3/98
----------------------------------------------------------------------------
Single Premium
Immediate Variable
Annuity Subaccount/4/...............   (4.61)%    N/A     22.92%      8/2/99
----------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/.......................   (7.48)%  22.02%    13.76%     5/15/98
----------------------------------------------------------------------------

                 Past performance is not an indication of future results.

----------------
/1/Total Returns - Total returns and unit values are subject to fluctuation.
   Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

--------------------------------------------------------------------------------
6   International Stock Portfolio Perspective

[LOGO]AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

The question now in Japan is whether the economy is on a sustainable recovery path after a long period of weakness. Most evidence suggests that underlying economic activity is strengthening. In fact, it appears that deflationary fears have faded away. Growing evidence that consumption is increasing and corporate profit levels are rising, are other positives.

Do you see any upcoming trends in the international markets?

The world's central banks are now nearing the end of the tightening cycle. U.S. gross domestic product growth has begun to slow, but it needs to slow further. This outcome in the U.S. would have welcome benefits for economies and interest rates throughout the world.

                     Region Allocation
                     -----------------
                        [PIE CHART]


                                             % of Net Assets
                                                  6/30/00
                                                  -------

 .  Continental Europe..............................  48%

 .  Japan...........................................  20%

 .  United Kingdom..................................  15%

 .  North America...................................   7%

 .  Pacific Basin (excluding Japan).................   6%

 .  Emerging Markets................................   4%
                                           ------------
                                             Total  100%


European interest rates would be nearer their peak and the economic recoveries in Europe and Japan could continue to ride the economic engine of export growth and consumer spending.

As confidence returns, however, we expect the market to pay increased attention to fundamentals. The environment will be characterized by a higher cost of capital and slower growth rates than we have seen recently. We are searching for companies whose shares can thrive in that environment.

/s/ Kathleen M. Harris

Kathleen M. Harris
Portfolio Manager

/s/ L. Sean Roche

L. Sean Roche
Portfolio Manager

Foreign investments involve additional risks, including currency fluctuations and greater political, economic and market instability, as compared with domestic investments.


                              5 Largest Holdings
                              ------------------

                                                                    % of
                                                                 Net Assets
Security                     Country         Industry             6/30/00
-------------------------------------------------------------------------
Royal KPN NV................Netherlands     Telephone              3.4%

Aventis SA..................France          Pharmaceuticals        3.3%

Vodafone Air Touch plc......United Kingdom  Telephone-
                                            Cellular & Wireless    3.1%

NTT DoCoMo, Inc.............Japan           Telephone              2.7%

Verenigde Nederlands
Uitgeversbedrijvan Verenigd
Bezit.......................Netherlands     Publishing             2.6%

                                                   International Stock Portfolio

--------------------------------------------------------------------------------
                                                               June 30, 2000   7

       [LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


Large Company Stock Portfolio

How has the large company market performed over the first half of the year relative to alternative equity investment opportunities?

The AAL Large Company Portfolio's market is the S&P 500(R)--the larger capitalization stock benchmark that the Portfolio is mimicking. For the first half of the year the return of this benchmark and the Portfolio has been relatively flat.

Mid-cap and small-cap stocks have outperformed large-cap stocks this year after lagging large-cap stocks the previous several years. The resurgence of small-cap and mid-cap companies reflects the better valuations provided by these companies after years of underperforming and a more speculative nature by investors who have regained confidence in the economy.


Which sectors in the large company have done the best over the past six months?

[PHOTO]

The best performing sector this year has been the utility sector. This reflects the better prospects for electric utilities, where deregulation has caused many companies to refocus their businesses on specific elements of the broad process of delivering power and has also enabled them to expand their unregulated businesses.

            Value of a $10,000 Investment
            -----------------------------

                       [GRAPH]

                         Lg Co          S&P 500*
        6/14/95          10000          10000
       12/31/95          11639          11630
        6/30/96          12793          12803
       12/31/96          14254          14298
        6/30/97          17150          17244
       12/31/97          18900          19067
        6/30/98          22182          22443
       12/31/98          24259          24515
        6/30/99          27189          27550
       12/31/99          29236          29672
        6/30/00          29100          29557

* An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


                        Average Annual Total Returns/1/
                        ----------------------------
                              As of June 30, 2000

                                                           From       Inception
                               YTD     1-Year    5-Year  Inception       Date
                              --------------------------------------------------
Fund Portfolio/2/............ (0.46)%   7.03%    23.35%      23.56%      6/14/95
--------------------------------------------------------------------------------
Deferred Variable
Annuity Subaccount/3/........ (1.08)%   5.70%    21.82%      21.97%      6/15/95
--------------------------------------------------------------------------------
SEC Deferred Variable
Annuity Subaccount/3/........ (7.31)%  (0.01)%   21.38%      21.53%      6/15/95
--------------------------------------------------------------------------------
Single Premium
Immediate Variable
Annuity Subaccount/4/........ (1.08)%    N/A      N/A         9.26%       8/2/99
--------------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/................ (4.06)%   2.54%     N/A        11.89%      5/15/98
--------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.32% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

--------------------------------------------------------------------------------
8  Large Company Stock Portfolio Perspective

       [LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


Health care has been the second best performing sector led by the drug stocks, which have regained favor due to their ability to sustain their growth in an environment where investors are worried about a slowdown in the economy. Energy and financials also had above average performance.

What factors have influenced the performance of large-cap stocks during the first half of the year?

The Federal Reserve Board (the Fed) continues to be a major stock market influence. The Fed's raising of short-term interest rates in the past year has been to slow economic growth and keep inflation in check. These interest-rate increases can limit stock price appreciation as well, since concerns arise over corporate earnings and future revenue growth. If long-term interest rates also rise, bond yields begin to offer competitive returns to stocks and this can pull money from stock markets.

The Fed recently reined in the growth of the money supply and it's also influenced banks to restrict the number of loans they're giving. This reduces liquidity in the capital markets, which means less money comes into the stock market. The Fed's interest-rate hikes have caused the economy to slow somewhat, buoying investors' sentiments that growth--even if it's on a more moderate level--will continue.

/s/ David J. Schnarsky

David J. Schnarsky
Portfolio Manager


               Sector Allocations
               ------------------
      of the Large Company Stock Portfolio
      ------------------------------------

                  [PIE CHART]

                            % of Net Assets
                                6/30/00
                                -------

 . Technology...................   32%

 . Financials...................   13%

 . Health Care..................   11%

 . Consumer Staples.............   10%

 . Capital Goods................    9%

 . Consumer Cyclicals...........    7%

 . Communication Services.......    7%

 . Energy.......................    5%

 . Basic Materials..............    2%

 . Utilities....................    2%

 . Short Term Obligations.......    1%

 . Transportation...............    1%
                         -----------
                         Total   100%

                              5 Largest Holdings
                              ------------------

                                        % of Net Assets
Security                                    6/30/00
-------------------------------------------------------
General Electric Company...................  4.2%

Intel Corporation..........................  3.6%

Cisco Systems, Inc.........................  3.5%

Microsoft Corporation......................  3.3%

Pfizer, Inc................................  2.4%

--------------------------------------------------------------------------------
                                                                June 30, 2000  9

       [LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Balanced Portfolio

What benefit do members receive by investing in this portfolio versus doing asset allocation on their own?

Volatile market environments, such as those that we have experienced recently, demand sticking to a disciplined investment process. Members who invest in the AAL Variable Product Balanced Portfolio benefit from the disciplined asset allocation process that we use. We periodically forecast the expected returns for equities, bonds and money market instruments. In light of these forecasts, the portfolio's asset allocation profile is reviewed, and appropriate allocation targets are set. Through this process and the periodic rebalancing that results from it, investors are provided with a well-diversified investment vehicle that will provide an attractive combination of capital appreciation and income over longer periods of time.

[PHOTO]

What is the current mix of stocks, bonds and money market instruments in the portfolio?

Currently, the portfolio is weighted 54 percent in equities, 34 percent in bonds and 12 percent in money market instruments. This allocation is

                         Value of a $10,000 Investment
                         -----------------------------

                                    [GRAPH]

                           Bal Port.        S&P 500*       Lehman Bros.**
          6/14/95           10000           10000           10000
         12/31/95           11146           11630           10616
          6/30/96           11695           12803           10486
         12/31/96           12667           14298           10999
          6/30/97           14225           17244           11341
         12/31/97           15416           19067           12062
          6/30/98           17131           22443           12537
         12/31/98           18387           24515           13111
          6/30/99           19495           27550           12929
         12/31/99           20409           29672           13002
          6/30/00           20710           29557           13521


 * An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

** An unmanaged index that encompasses four major classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.


                       Average Annual Total Returns/1/
                       ----------------------------
                              As of June 30, 2000

                                                           From       Inception
                               YTD     1-Year    5-Year  Inception       Date
                              --------------------------------------------------

Fund Portfolio/2/...........  1.48%     6.23%    15.43%    15.51%      6/14/95
--------------------------------------------------------------------------------
Deferred Variable
Annuity Subaccount/3/.......  0.85%     4.91%    13.99%    14.06%      6/15/95
--------------------------------------------------------------------------------
SEC Deferred Variable
Annuity Subaccount/3/....... (5.51)%   (0.75)%   13.58%    13.65%      6/15/95
--------------------------------------------------------------------------------
Single Premium
Immediate Variable
Annuity Subaccount/4/.......  0.85%      N/A      N/A       6.94%       8/2/99
--------------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/............... (2.18)%    1.78%     N/A       7.44%      5/15/98
-------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.32% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

--------------------------------------------------------------------------------
10 Balanced Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

very near our long-term neutral asset allocation target of 55 percent stocks, 35 percent bonds and 10 percent money market securities.

Do you foresee adjusting this mix in the near future because of interest rate changes?

In the near term, we anticipate staying close to our neutral target allocation. We're cautious about stocks and bonds as the Federal Reserve Board (the Fed) continues various aspects of a tightening monetary policy.

Economic growth at unprecedented levels, a very strong labor market, historically high stock valuations and the potential for inflation, are areas of concern, but we're optimistic the Fed's actions will result in a moderate economic slowing. We think the U.S. economy has reached a point of change, and we're positioned to move into stocks, bonds or cash when the picture becomes clearer.

/s/ Reginald L. Pfeifer

Reginald L. Pfeifer
PORTFOLIO MANAGER

                            5 LARGEST BOND HOLDINGS
                            -----------------------

                            Interest   Maturity    % of Net Assets
Security                      Rate       Date          6/30/00
---------------------------------------------------------------------
U.S. Treasury Notes.......   6.625%     4/30/02          0.4%

U.S. Treasury Bonds.......   8.125%     8/15/19          0.3%

U.S. Treasury Notes.......   6.125%    12/31/01          0.3%

U.S. Treasury Notes.......   6.375%     9/30/01          0.3%

U.S. Treasury Notes.......   6.750%     8/15/06          0.3%


          5 LARGEST COMMON STOCK HOLDINGS
          -------------------------------

                                      % of Net Assets
   Security                                 6/30/00
   ----------------------------------------------------
   General Electric Company...............   2.3%

   Intel Corporation......................   2.0%

   Cisco Systems, Inc.....................   1.9%

   Microsoft Corporation..................   1.8%

   Pfizer, Inc............................   1.3%


----------------------------------------------------------------------------
                                                           June 30, 2000  11

[LOGO] AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

High Yield Bond Portfolio

How did the high yield market perform over the first half of the year, and what factors affected performance?

The first six months of 2000 have been a difficult environment for high yield investors. Several interest rate hikes by the Federal Reserve Board (Fed) have led economists to adjust their economic growth forecasts downward.

The other main factor affecting the market has been investors' infatuation with the stock market to the exclusion of most other asset classes, such as bonds. As a result of this performance, investors have been moving their money out of bonds into stocks. High-yield bond funds have experienced net withdrawals of close to $7 billion this year. These redemptions have forced portfolio managers to sell bonds into a weak market, further depressing prices.

                Value of a $10,000 Investment
                -----------------------------
                           [GRAPH]

                   High Yield Bond   Merrill Lynch HY*
        3/2/1998         10000          10000
      12/31/1998          9675          10273
       6/30/1999          9628          10351
      12/31/1999          9245          10343
       6/30/2000          9171          10221

* An unmanaged index comprised of over 900 cash-pay high yield bonds representative of the high-yield market as a whole.


Are any changes being made to the Portfolio?
                                                                         [PHOTO]
As of July 1, Pacific Investment Management Company (PIMCO) will be the sub-adviser managing the investments of the AAL High Yield Bond Portfolio. PIMCO was chosen because it is one of the most respected names in bond management and has an impressive long-term performance record.


                        Average Annual Total Returns/1/
                        -------------------------------
                              As of June 30, 2000

                                                                                                       From         Inception
                                                                         YTD           1-Year        Inception         Date
                                                                      ---------------------------------------------------------
Fund Portfolio/2/...................................................    (0.79)%        (4.74)%         (3.64)%        3/2/98
-------------------------------------------------------------------------------------------------------------------------------

Deferred Variable Annuity Subaccount/3/.............................    (1.41)%        (5.93)%         (4.84)%        3/3/98
-------------------------------------------------------------------------------------------------------------------------------

SEC Deferred Variable Annuity Subaccount/3/.........................    (7.62)%       (11.01)%         (6.71)%        3/3/98
-------------------------------------------------------------------------------------------------------------------------------

Single Premium Immediate Variable Annuity Subaccount/4/.............    (1.41)%          N/A           (5.84)%        8/2/99
-------------------------------------------------------------------------------------------------------------------------------

Variable Universal Life Subaccount/5/...............................    (4.37)%        (8.76)%         (7.18)%       5/15/98
-------------------------------------------------------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.40% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount (SPIVA) returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence the total return on a certificate's cash value would be significantly lower than the performance quoted above.


 -------------------------------------------------------------------------------
 12 High Yield Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

Based in Newport Beach, California, PIMCO was founded in 1971. By using different sectors of the fixed-income market, this money- management firm looks to add value over passive bond indexes. True to our investment objectives, PIMCO will offer high current income as the primary thrust and secondarily, capital appreciation.

Who will be the Portfolio manager when PIMCO takes over?

Benjamin Trosky leads PIMCO's high-yield team and will be the portfolio manager. He oversees the firm's credit research team, and is the portfolio manager for the PIMCO High Yield Fund. He has been with the firm for 10 years, and was previously co-manager of high-yield mutual funds at Merrill Lynch Asset Management.

/s/ David G. Carroll

David G. Carroll
PORTFOLIO MANAGER

High-yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

                              5 Largest Holdings
                              ------------------
                                                                 % of
                                          Interest   Maturity  Net Assets
     Security                               Rate       Date      6/30/00
     ---------------------------------------------------------------------
     Allied Waste North America........... 7.625%     1/1/06      1.6%

     Pioneer Natural Resources Company.... 9.625%     4/1/10      1.6%

     Rogers Cantel, Inc................... 9.375%     6/1/08      1.6%

     Tridad Hospitals Holdings, Inc....... 1.000%    5/15/09      1.5%

     Sovereign Bancorp, Inc............... 0.500%   11/15/06      1.5%

-----------------------------------------------------------------------------
                                                             June 30, 2000 13

[LOGO] AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

Bond Portfolio

Why have interest rates been rising over the last 12 months?

If the U.S. economy slows down, the Federal Reserve Board (Fed) would usually consider lowering interest rates to stimulate the economy. If the economy and inflation grow too rapidly, the Fed would likely consider raising rates.

The Fed has become increasingly worried about the risks of rising inflation resulting from demand for goods and services exceeding potential supply. Two segments of the economy demonstrating particular strength include housing starts, which are near record levels, and the strong demand for workers. Higher interest rates will slow economic growth by slowing the demand for goods and services, thus relieving pressure in these and other areas.

                         Value of a $10,000 Investment
                         -----------------------------

                                    [GRAPH]

                       Bond Port.  Lehman Bros Ag Bd Indx*
     6/14/1995           10000          10000
    12/31/1995           10580          10616
     6/30/1996           10427          10486
    12/31/1996           10909          10999
     6/30/1997           11232          11341
    12/31/1997           11930          12062
     6/30/1998           12397          12537
    12/31/1998           12955          13111
     6/30/1999           12709          12929
    12/31/1999           12779          13002
     6/30/2000           13251          13251

* An unmanaged index that encompasses four major classes of fixed-income securities in the United States. U.S. Treasury and U.S. Government agency securities, corporate debt obligations, mortgaged-backed securities and asset-backed securities.

                                    [PHOTO]

                        Average Annual Total Returns/1/
                        -------------------------------
                              As of June 30, 2000

                                                                                                          From       Inception
                                                                     YTD        1-Year      5-Year      Inception       Date
                                                                  ---------------------------------------------------------------
Fund Portfolio/2/.............................................      3.69%        4.26%       5.82%         5.73%      6/14/95
---------------------------------------------------------------------------------------------------------------------------------

Deferred Variable Annuity Subaccount/3/.......................      3.04%        2.96%       4.50%         4.46%      6/15/95
---------------------------------------------------------------------------------------------------------------------------------

SEC Deferred Variable Annuity Subaccount/3/...................     (3.45)%      (2.60)%      4.12%         4.09%      6/15/95
---------------------------------------------------------------------------------------------------------------------------------

Single Premium Immediate Variable Annuity Subaccount/4/.......      3.04%         N/A         N/A          3.40%       8/2/99
---------------------------------------------------------------------------------------------------------------------------------

Variable Universal Life Subaccount/5/.........................     (0.04)%      (0.12)%       N/A          1.23%      5/15/98
---------------------------------------------------------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.32% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.32% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

   -----------------------------------------------------------------------------
14 Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

What impact do rising interest rates have on the Bond Portfolio?

As interest rates rise, the values of bonds currently in the portfolio decline. Rising interest rates, however, provide an opportunity to purchase new, higher yielding securities. This will add more income to the portfolio.

Rising interest rates also can put some investors on the defensive and make bonds more attractive than they have been in the recent past. The overall result for the first six months has been positive.

What is your outlook for the economy in the coming months?

The Fed will likely keep a close eye on employment statistics and inflation to head off any potential problems with the economy.

We think that the economy will begin to show signs of a slowdown in the second half of this year. When these signs become more evident, interest rates should level off and may actually decline. In this kind of environment, bonds should perform very well.

/s/ R. Jerry Scheel

R. Jerry Scheel
PORTFOLIO MANAGER


                              5 Largest Holdings
                              ------------------

                                  Interest   Maturity   % of Net Assets
       Security                     Rate       Date        6/30/00
       -----------------------------------------------------------------
       U.S.  Treasury Notes.......  7.250%    5/15/04        1.5%

       U.S.  Treasury Bonds.......  7.875%    2/15/21        1.2%

       U.S.  Treasury Notes....... 11.875%   11/15/03        1.1%

       U.S.  Treasury Bonds.......  8.125%    8/15/19        1.0%

       U.S.  Treasury Bonds.......  5.875%    2/15/04        1.0%

----------------------------------------------------------------------------
                                                               June 30, 2000 15

[LOGO] AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

Money Market Portfolio


How has the portfolio performed so far this year?

The AAL Variable Product Money Market Portfolio has performed well over the past six months, due to its relatively short weighted average maturity. This refers to the length of time assets within the portfolio are invested.

In a rising interest rate environment, a shorter weighted average maturity enables the portfolio to benefit from rising interest rates sooner.

Have the rising interest rates affected portfolio performance?

The Federal Reserve Board (Fed) has increased the federal funds rate, to keep inflation in check, and could continue to raise rates during the second half of the year. The federal funds rate is the most sensitive indicator for the direction of interest rates, because it is set daily by banks, which may lend federal funds to each other on an overnight basis.

                         Value of a $10,000 Investment

                                    [GRAPH]

                     MM Port.  Sol. Bros. Shrt trm Indx*
       6/14/95       10000.0      10000.0
       6/30/95       10024.8      10026.3
       7/31/95       10069.0      10071.2
       8/31/95       10118.5      10117.3
       9/30/95       10163.1      10161.0
      10/31/95       10211.7      10205.6
      11/30/95       10257.5      10247.5
      12/31/95       10302.2      10295.4
       1/31/96       10352.1      10332.9
       2/29/96       10393.9      10371.0
       3/31/96       10435.0      10412.3
       4/30/96       10481.4      10456.6
       5/31/96       10524.9      10499.5
       6/30/96       10565.5      10542.6
       7/31/96       10613.8      10584.5
       8/31/96       10657.7      10628.2
       9/30/96       10700.5      10672.0
      10/31/96       10749.7      10717.1
      11/30/96       10789.7      10760.5
      12/31/96       10841.0      10805.1
       1/31/97       10887.3      10849.2
       2/28/97       10929.1      10889.6
       3/31/97       10970.9      10933.6
       4/30/97       11022.4      10980.3
       5/31/97       11069.8      11025.8
       6/30/97       11116.3      11063.0
       7/31/97       11169.2      11110.8
       8/31/97       11215.7      11158.1
       9/30/97       11267.3      11195.0
      10/31/97       11317.4      11239.9
      11/30/97       11360.0      11285.1
      12/31/97       11419.0      11328.0
       1/31/98       11469.1      11376.8
       2/28/98       11515.4      11418.9
       3/31/98       11568.8      11465.7
       4/30/98       11618.5      11515.0
       5/31/98       11667.1      11560.2
       6/30/98       11721.0      11601.8
       7/31/98       11773.6      11648.2
       8/31/98       11821.3      11694.8
       9/30/98       11875.9      11739.4
      10/31/98       11925.4      11769.5
      11/30/98       11968.5      11803.1
      12/31/98       12024.4      11847.7
       1/31/99       12070.8      11890.3
       2/28/99       12113.0      11929.3
       3/31/99       12162.8      11970.2
       4/30/99       12208.3      12016.4
       5/31/99       12250.9      12061.2
       6/30/99       12301.6      12105.0
       7/31/99       12349.6      12147.4
       8/31/99       12402.1      12192.5
       9/30/99       12452.7      12237.4
      10/31/99       12502.8      12282.6
      11/30/99       12559.8      12326.2
      12/31/99       12618.6      12373.2
       1/31/00
       2/29/00
       3/31/00
       4/30/00
       5/31/00
       6/30/00       12987.0      12698.0

*An unmanaged index composed of 1-month Treasury bills.



                             [PHOTO APPEARS HERE]

                Average Annual Total Returns/1/
                ----------------------------
                     As of June 30, 2000

                                                                         From    Inception
                                           YTD      1-Year    5-Year   Inception    Date
                                           -----------------------------------------------
Fund Portfolio/2/.......................   2.92%     5.57%     5.31%     5.31%     6/14/95
------------------------------------------------------------------------------------------
Deferred Variable
Annuity Subaccount/3/...................   2.29%     4.27%     4.02%     4.02%     6/15/95
------------------------------------------------------------------------------------------
SEC Deferred Variable
Annuity Subaccount/3/...................  (4.16)%   (1.36)%    3.64%     3.65%     6/15/95
------------------------------------------------------------------------------------------
Single Premium
Immediate
Variable Annuity/4/.....................   2.29%      N/A       N/A      3.94%      8/2/99
------------------------------------------------------------------------------------------
Variable Universal Life
Subaccount/5/...........................  (0.78)%    1.16%      N/A      2.50%     5/15/98
------------------------------------------------------------------------------------------

Fund & Subaccount Yields/6/                                              7-Day      30-Day
--------------------------                                            --------------------
Fund Portfolio Yields................................................    6.27%       6.18%
------------------------------------------------------------------------------------------
Deferred Variable Annuity Subaccount Yields..........................    6.13%       6.02%
------------------------------------------------------------------------------------------
Single Premium Immediate Variable Annuity Subaccount Yields..........    6.13%       6.02%
------------------------------------------------------------------------------------------
Variable Universal Life Subaccount Yields/7/.........................    6.24%       6.14%
------------------------------------------------------------------------------------------

           Past performance is not an indication of future results.

----------------
/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on a 30-days' notice, these total returns would have been lower.

/3/ Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/ Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/ Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. Life returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate's insurance coverage; hence, the total return on a certificate's cash value would be significantly lower than the performance quoted above.

/6/ Fund & Subaccount Yields - Yield is a measure of the net interest and dividend income earned over a specific period, expressed as a percentage of the value of the Fund Portfolio or Subaccount. For Subaccount yields, net investment income is reduced by the applicable mortality and expense risk charge. Yield is an annualized figure which assumes that the Fund/Subaccount generates the same level of net income over a given period. For the Money Market Fund and Subaccounts, yield is a better representation of current earnings than is the total return quotation.

/7/ Variable Universal Life Yields - VUL yields reflect the change in the accumulated unit value less a deduction for mortality and expense risk charges for 7-day and 30-day periods ended December 31, 1999.The yields do not reflect any other charges or deductions related to the certificate's insurance coverage; had these changes been included, the quoted yields would have been significantly lower.

  The accompanying notes to be the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
16 Money Market Portfolio Perspective

[LOGO] AAL VARIABLE PRODUCT SERIES FUND. INC. SEMI-ANNUAL REPORT

Money Market Profile

This rising interest rate environment has positively impacted the portfolio. The portfolio is invested in short-term commercial paper, and the yields offered by commercial paper reflect the current and anticipated interest rate environment. The increase in the federal funds rate this year has translated into higher yields for commercial paper investments.

What is the main benefit this Portfolio offers members?

The AAL Variable Product Money Market Portfolio provides members with a low risk investment that offers a competitive return. When returns on stocks and bonds become volatile, this investment vehicle provides a stable alternative.

/s/ Alan D. Onstad

Alan D. Onstad
PORTFOLIO MANAGER


              Sector Allocations
              -------------------

                 [PIE CHART]

                                 % of Net Assets
                                     6/30/00
                                     -------
 . Finance...........................   29%

 . Utilities.........................   24%

 . Industrial-Manufacturing..........   17%

 . Industrial-Consumer Goods.........   15%

 . Industrial-Services...............   11%

 . Industrial-Energy.................    4%
                          ---------------
                          Total       100%

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The accompanying notes to be the financial statements are an integral part of this schedule.

                                                          Money Market Portfolio
--------------------------------------------------------------------------------
                                                               June 30, 2000  17

                    AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT


               AAL Variable Product Small Company Stock Portfolio
               SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)


               Investment Objective
               --------------------
               The portfolio strives for capital growth that approximates the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the index.


Shares     Common Stocks(99.4%)                                  Market Value
=============================================================================
Basic Materials (3.3%)
----------------------
    9,800  A. M. Castle & Company...................................  $81,462
   15,500  Arch Chemicals, Inc......................................  339,063
   21,700  Birmingham Steel Corporation*............................   84,088
   24,400  Buckeye Technologies, Inc.*..............................  535,275
   17,500  Cambrex Corporation......................................  787,500
   18,000  Caraustar Industries, Inc................................  272,250
   11,100  ChemFirst, Inc...........................................  267,787
    9,900  Commercial Metals Company................................  272,250
   11,600  Commonwealth Industries, Inc.............................   68,150
   24,600  Corn Products International, Inc.........................  651,900
   26,900  Delta and Pine Land Company..............................  674,181
    8,600  Deltic Timber Corporation................................  183,825
   31,200  DIMON, Inc...............................................   66,300
   13,000  Florida Rock Industries, Inc.............................  463,125
   16,700  Geon Company.............................................  308,950
   10,800  IMCO Recycling, Inc......................................   58,725
   16,300  Lilly Industries, Inc....................................  490,019
   21,800  MacDermid, Inc...........................................  512,300
   10,700  Material Sciences Corporation*...........................  107,000
    6,600  McWhorter Technologies, Inc.* ...........................  128,288
   18,300  Mississippi Chemical Corporation.........................   86,925
   16,800  OM Group, Inc............................................  739,200
   27,800  Omnova Solutions, Inc....................................  173,750
    5,200  Penford Corporation......................................  111,800
   10,200  Pope & Talbot, Inc.......................................  163,200
    6,100  Quaker Chemical Corporation..............................  105,987
    9,800  Quanex Corporation.......................................  145,775
    8,200  Republic Group, Inc......................................   73,800
   33,600  Steel Dynamics, Inc.*.................................... $304,500
    7,500  Steel Technologies, Inc..................................   53,437
   14,700  Texas Industries, Inc....................................  424,463
   10,100  WHX Corporation*.........................................   55,550
           ------------------------------------------------------------------
           Total Basic Materials....................................8,790,825
           ==================================================================

Capital Goods (13.8%)
---------------------
   18,800  AAR Corporation..........................................  225,600
    6,600  Alliant Techsystems, Inc.*...............................  445,088
    6,200  Amcast Industrial Corporation............................   54,250
   16,400  A.O. Smith Corporation...................................  343,375
   27,495  Applied Power, Inc.......................................  921,083
   25,100  AptarGroup, Inc..........................................  677,700
   26,100  Artesyn Technologies, Inc.*..............................  725,906
   13,400  Astec Industries, Inc.*..................................  340,025
   23,800  Baldor Electric Company..................................  443,275
   12,900  Barnes Group, Inc........................................  210,431
   17,400  BE Aerospace, Inc.*......................................  119,625
   17,000  Belden, Inc..............................................  435,625
   11,500  Benchmark Electronics, Inc.*.............................  420,469
   13,800  Black Box Corporation*...................................1,092,571
   19,200  BMC Industries, Inc......................................   78,000
   15,900  Brady Corporation........................................  516,750
   11,400  Brush Engineered Materials, Inc..........................  178,125
    4,600  Butler Manufacturing Company.............................   78,200
   18,200  C&D Technologies, Inc....................................1,028,300
   23,700  C-COR.net Corporation*...................................  639,900
   21,100  Checkpoint Systems, Inc.*................................  158,250

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

--------------------------------------------------------------------------------
18 Small Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Common Stocks(99.4%)                                  Market Value
=============================================================================

Capital Goods-continued
-----------------------
   16,900  CLARCOR, Inc............................................  $335,888
   26,700  Coeur d'Alene Mines Corporation*........................    65,081
   30,200  Cognex Corporation*..................................... 1,562,850
   14,100  Cohu, Inc...............................................   380,259
   19,600  CTS Corporation.........................................   882,000
   11,400  CUNO, Inc.*.............................................   263,625
   15,500  Dionex Corporation*.....................................   414,625
   27,400  Dycom Industries, Inc.*................................. 1,260,400
   18,700  Electro Scientific Industries, Inc.*....................   823,383
   12,100  Esterline Technologies Corporation*.....................   179,987
   10,300  Flow International Corporation* ........................   103,000
   28,500  Foster Wheeler Corporation..............................   245,812
   10,700  Gardner Denver, Inc.*...................................   191,262
   29,300  GenCorp, Inc............................................   234,400
   14,300  Graco, Inc..............................................   464,750
   20,900  Griffon Corporation*....................................   116,256
   12,000  Harman International Industries, Inc....................   732,000
    7,950  Harmon Industries, Inc..................................   105,338
   20,800  IDEX Corporation........................................   656,500
   17,300  Insituform Technologies, Inc.*..........................   469,263
    5,900  Insteel Industries, Inc.................................    36,506
    9,238  Intermagnetics General Corporation*.....................   174,945
   11,300  Ionics, Inc.*...........................................   346,062
   10,500  Itron, Inc.*............................................    86,625
   31,100  JLG Industries, Inc.....................................   369,313
   16,200  Kaman Corporation.......................................   173,138
   60,800  KEMET Corporation*...................................... 1,523,800
    7,000  Lawson Products, Inc....................................   172,375
    8,550  Lindsay Manufacturing Company...........................   167,794
   11,000  Lydall, Inc.*...........................................   116,875
   17,400  Manitowoc Company, Inc..................................   465,450
   25,000  Milacron, Inc...........................................   362,500
   36,600  Morrison Knudsen Corporation*...........................   265,350
   24,100  Mueller Industries, Inc.*...............................   674,800
   13,840  Myers Industries, Inc...................................   148,780
    4,100  Nashua Corporation......................................    33,825
    9,400  New England Business Service, Inc.......................   152,750
   26,200  Orbital Sciences Corporation*...........................   319,312
    7,400  Park Electrochemical Corporation........................   266,862
   31,900  Paxar Corporation*......................................   380,806
   12,800  Plexus Corporation*..................................... 1,446,400
   14,700  Regal-Beloit Corporation................................  $236,119
   19,400  Reliance Steel & Aluminum Company.......................   371,025
    7,600  Robbins & Myers, Inc....................................   173,375
   21,400  Roper Industries, Inc...................................   548,375
   14,600  RTI International Metals, Inc.*.........................   166,075
   11,800  Scott Technologies, Inc.*...............................   202,812
   23,700  SLI, Inc................................................   287,363
   13,400  Speciality Equipment Companies, Inc.*...................   363,475
    8,900  SPS Technologies, Inc.*.................................   365,456
    8,800  Standex International Corporation.......................   139,700
   26,900  Stillwater Mining Company*..............................   749,837
   11,500  Technitrol, Inc......................................... 1,114,062
   18,700  Teledyne Technologies, Inc.*............................   313,225
    9,500  TETRA Technologies, Inc.*...............................   134,781
   10,800  Thomas Industries, Inc..................................   191,025
   14,899  Three-Five Systems, Inc.*...............................   879,041
   26,500  Tredegar Corporation....................................   503,500
   23,900  United Stationers, Inc.*................................   773,763
   11,200  URS Corporation*........................................   170,800
   24,100  Valence Technology, Inc.*...............................   444,344
   16,200  Valmont Industries, Inc.................................   321,975
   29,800  Vicor Corporation*...................................... 1,037,413
   18,850  Watsco, Inc.............................................   235,625
   18,400  Watts Industries, Inc...................................   232,300
    8,500  Wolverine Tube, Inc.*...................................   144,500
   11,700  ZixIt Corporation*......................................   538,931
           ------------------------------------------------------------------
           Total Capital Goods.....................................36,942,392
           ==================================================================

Communication Services (1.0%)
-----------------------------
   15,100  Aeroflex, Inc.*.........................................   750,281
   15,800  Aware, Inc.*............................................   807,775
   35,900  General Communication, Inc.*............................   183,988
    6,500  NVR, Inc.*..............................................   370,500
   11,800  SCP Pool Corporation*...................................   277,300
   46,100  TALK.com, Inc.*.........................................   267,956
           ------------------------------------------------------------------
           Total Communication Services............................ 2,657,800
           ------------------------------------------------------------------

Consumer Cyclicals (17.7%)
--------------------------
   23,533  99 Cents Only Stores*...................................   938,378
   13,800  Aaron Rents, Inc........................................   173,362
   15,700  ABM Industries, Inc.....................................   361,100
   11,400  Action Performance Companies, Inc.*.....................    82,650

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 19

               SCHEDULE OF INVESTMENT AS OF JUNE 30, 2000


Shares     Common Stocks(99.4%)                                  Market Value
=============================================================================
Consumer Cyclicals-continued
----------------------------
   14,200  ADVO, Inc.*.............................................. $596,400
   20,400  Ames Department Stores, Inc.*............................  158,100
    8,121  Anchor Gaming* ..........................................  389,300
    6,000  Angelica Corporation.....................................   48,000
   22,200  AnnTaylor Stores Corporation*............................  735,375
   19,400  Apogee Enterprises, Inc..................................   68,505
   16,000  Applica, Inc.*...........................................  181,000
   14,200  Applied Industrial Technologies, Inc.....................  232,525
   17,500  Arctic Cat, Inc..........................................  207,812
    9,400  Ashworth, Inc.*..........................................   42,006
   11,900  A. T. Cross Company*.....................................   58,756
   29,100  Aztar Corporation*.......................................  451,050
    8,300  Bassett Furniture Industries, Inc........................  104,787
   13,900  Beringer Wine Estates Holdings, Inc.*....................  490,844
   25,400  Bombay Company, Inc.*....................................   74,612
   12,600  Books-A-Million, Inc.*...................................   58,275
   12,800  Brown Shoe Company, Inc..................................  166,400
    8,900  Building Materials Holding Corporation*..................   78,431
   12,700  Canandaigua Brands, Inc.*................................  640,556
   35,300  Casey's General Stores, Inc..............................  366,238
   12,900  Catalina Marketing Corporation*..........................1,315,800
   18,500  Cato Corporation.........................................  215,063
   25,500  Central Parking Corporation..............................  604,031
   23,600  Cerner Corporation*......................................  643,100
   33,100  Champion Enterprises, Inc.*..............................  161,363
    6,900  Chemed Corporation.......................................  194,494
   28,135  ChoicePoint, Inc.*.......................................1,252,007
   41,700  CIBER, Inc.*.............................................  552,525
   10,900  Coachmen Industries, Inc.................................  125,350
   17,800  Cone Mills Corporation*..................................  110,138
   37,600  Copart, Inc.*............................................  601,600
   14,300  Cost Plus, Inc.*.........................................  410,231
    6,100  CPI Corporation..........................................  128,863
   11,000  Cyrk, Inc.*..............................................   55,000
    4,000  DAMARK International, Inc.*..............................   86,000
   10,100  Department 56, Inc.*.....................................  111,100
   11,700  Discount Auto Parts, Inc.*...............................  117,000
    8,000  Dixie Group, Inc.*.......................................   31,000
   12,700  Dress Barn Corporation*..................................  280,987
   43,300  D.R. Horton, Inc.........................................  587,256
   13,700  Elcor Corporation........................................  315,100
    9,400  Enesco Group, Inc........................................  $44,650
   27,650  Ethan Allen Interiors, Inc...............................  663,600
   24,800  Fedders Corporation......................................  144,150
   22,900  Fleetwood Enterprises, Inc...............................  326,325
   13,800  Footstar, Inc.*..........................................  458,850
   22,450  Fossil, Inc.*............................................  436,372
   14,400  Franklin Covey Company*..................................   99,900
   10,600  F.Y.I., Inc.*............................................  357,088
   14,300  G & K Services, Inc......................................  358,394
   51,660  Gentex Corporation*......................................1,297,958
   23,200  Goody's Family Clothing, Inc.*...........................  127,600
    8,800  Gottschalks, Inc.*.......................................   55,550
   15,700  Group 1 Automotive, Inc.*................................  188,400
   13,400  Guilford Mills, Inc......................................   56,950
   17,100  Gymboree Corporation*....................................   51,300
    4,600  Haggar Corporation.......................................   54,050
   44,650  HA-LO Industries, Inc.*..................................  251,156
   13,000  Hancock Fabrics, Inc.....................................   55,250
   20,400  Hartmarx Corporation*....................................   52,275
    7,100  Huffy Corporation........................................   30,619
   16,400  Hughes Supply, Inc.......................................  323,900
   20,300  Information Resources, Inc.*.............................   79,931
   18,650  Insight Enterprises, Inc.* ..............................1,106,178
    8,100  Insurance Auto Auctions, Inc.*...........................  171,112
   36,300  Interface, Inc...........................................  138,394
   17,700  Intermet Corporation.....................................  121,687
   13,200  JAKKS Pacific, Inc.*.....................................  194,700
   15,700  Jan Bell Marketing, Inc.*................................   37,287
    9,800  J. Baker, Inc............................................   56,962
   12,600  Jo-Ann Stores, Inc.*.....................................   88,200
   18,000  Justin Industries, Inc...................................  393,750
   12,500  K2, Inc.*................................................  103,906
   16,700  Kellwood Company.........................................  352,787
   15,500  Kroll-O'Gara Company*....................................  103,656
    7,200  K-Swiss, Inc.............................................  114,750
   43,000  La-Z-Boy, Inc............................................  602,000
   40,236  Lennox International, Inc................................  533,127
   10,600  Libbey, Inc..............................................  340,525
    6,200  Lillian Vernon Corporation...............................   65,100
   27,800  Linens `n Things, Inc.*..................................  754,075
   31,200  MascoTech, Inc...........................................  337,350
   15,000  M.D.C. Holdings, Inc.....................................  279,375
   29,200  Men's Wearhouse, Inc.*...................................  651,525

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

--------------------------------------------------------------------------------
20 Small Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Common Stocks(99.4%)                                 Market Value
================================================================================

Consumer Cyclicals-continued
----------------------------
   21,700  Michaels Stores, Inc.*..............................  $   994,131
   12,900  MicroAge, Inc.*.....................................        3,483
   10,900  Midas, Inc..........................................      218,000
   26,351  Midway Games, Inc.*.................................      212,455
   13,200  Monaco Coach Corporation*...........................      179,850
    5,000  National Presto Industries, Inc.....................      153,750
   24,200  Nautica Enterprises, Inc.*..........................      258,638
   33,000  Oakwood Homes Corporation...........................       59,812
   35,700  O'Reilly Automotive, Inc.*..........................      495,338
    8,700  Oshkosh B'Gosh, Inc.................................      142,463
    5,300  Oxford Industries, Inc..............................       95,400
   22,150  Pacific Sunwear of California, Inc.*................      415,312
   22,300  Penton Media, Inc...................................      780,500
   37,200  Pep Boys-Manny, Moe, & Jack.........................      223,200
   19,100  Phillips-Van Heusen Corporation.....................      181,450
   66,500  Pier 1 Imports, Inc.................................      648,375
    9,900  Pillowtex Corporation*..............................       42,075
   18,400  Pinnacle Entertainment, Inc.*.......................      357,650
   16,800  Polaris Industries, Inc.............................      537,600
   15,800  Pre-Paid Legal Services, Inc.*......................      472,025
   13,500  Primark Corporation*................................      502,875
   34,700  Profit Recovery Group International, Inc.*..........      576,888
   15,700  Quiksilver, Inc.*...................................      244,331
   28,550  Regis Corporation...................................      356,875
   10,900  Royal Appliance Manufacturing Company*..............       61,994
   14,300  Russ Berrie and Company, Inc........................      275,275
    9,100  Ryland Group, Inc...................................      201,338
    8,000  Salton, Inc.*.......................................      295,000
   19,600  Scotts Company*.....................................      715,400
   10,800  Shaw Group, Inc.*...................................      508,950
   20,700  ShopKo Stores, Inc.*................................      318,263
   12,500  Simpson Industries, Inc.............................       94,140
    8,500  Simpson Manufacturing Company, Inc.*................      406,406
    6,000  Skyline Corporation.................................      129,000
   50,300  Snyder Communications, Inc.*........................    1,194,625
    8,200  Spartan Motors, Inc.................................       34,338
    8,500  Standard Motor Products, Inc........................       72,250
   20,100  Standard Pacific Corporation........................      201,000
   30,200  Stein Mart, Inc.*...................................      309,550
   30,300  Stride Rite Corporation.............................      185,588
   18,800  Sturm, Ruger & Company, Inc.........................      166,850
    5,500  Swiss Army Brands, Inc.*............................  $    28,188
   14,800  TBC Corporation*....................................       68,450
   23,800  Tenneco Automotive, Inc.............................      124,950
   27,425  Tetra Tech, Inc.*...................................      627,347
    9,900  Thomas Nelson, Inc..................................       84,769
    8,400  Thor Industries, Inc................................      176,400
   14,200  Timberland Company*.................................    1,005,537
   14,500  Titan International, Inc............................       77,031
   25,500  Toll Brothers, Inc.*................................      522,750
    8,900  Toro Company........................................      293,144
   32,900  Tower Automotive, Inc.*.............................      411,250
   34,700  True North Communications, Inc......................    1,526,800
   14,100  Universal Forest Products, Inc......................      193,875
   16,100  Wabash National Corporation.........................      192,194
   10,770  WD-40 Company.......................................      223,478
    9,600  Wet Seal, Inc.*.....................................      126,000
   15,100  Winnebago Industries, Inc...........................      197,244
   29,100  Wolverine World Wide, Inc...........................      287,363
   13,000  Wynn's International, Inc...........................      294,937
   24,600  Zale Corporation*...................................      897,900

           -----------------------------------------------------------------
           Total Consumer Cyclicals............................   47,345,234
           =================================================================

Consumer Staples(6.9%)
---------------------
    7,100  Agribrands International, Inc.*.....................      297,756
   12,800  American Italian Pasta Company*.....................      264,800
   18,700  Applebee's International, Inc.......................      566,844
   23,900  Bindley Western Industries, Inc.....................      631,856
   25,800  Bowne & Company, Inc................................      259,612
    7,900  Carmike Cinemas, Inc.*..............................       30,612
   13,300  CDI Corporation*....................................      270,988
   18,750  CEC Entertainment, Inc.*............................      480,469
   21,375  Cheesecake Factory, Inc.*...........................      587,812
   46,500  Chiquita Brands International, Inc.*................      183,094
   35,370  CKE Restaurants, Inc................................      106,110
    6,200  Coca-Cola Bottling Company Consolidated.............      282,100
    9,900  Consolidated Graphics, Inc.*........................       92,812
   20,417  Consolidated Products, Inc.*........................      183,753
   29,700  Earthgrains Company.................................      577,294
   20,600  Edgewater Technology, Inc.*.........................      137,762
   27,500  Fleming Companies, Inc..............................      359,219
    5,400  GC Companies, Inc.*.................................      120,825
   20,400  Hain Celestial Group, Inc.*.........................      748,425

  The accompanying notes to be the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  21

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Commom Stocks(99.4%)                                  Market Value
================================================================================

Consumer Staples-continued
--------------------------
   13,500  Heidrick & Struggles International, Inc.*..........       $852,188
   13,900  IHOP Corporation*..................................        232,825
   44,700  Interim Services, Inc.*............................        793,425
    6,100  J & J Snack Foods Corporation*.....................        109,038
   26,800  Jack in the Box, Inc.*.............................        659,950
   19,800  John H. Harland Company............................        295,762
   29,900  Labor Ready, Inc.*.................................        198,087
   17,300  Landry's Seafood Restaurants, Inc..................        147,050
   15,700  Luby's, Inc........................................        125,600
   20,700  Marcus Corporation.................................        250,988
   13,800  Michael Foods, Inc.................................        338,100
    7,900  Nash-Finch Company.................................         65,175
   11,900  Nature's Sunshine Products, Inc....................         83,300
   47,000  NBTY, Inc.*........................................        299,625
   23,000  Owens & Minor, Inc.................................        395,313
    8,500  Panera Bread Company*..............................         86,063
   23,650  Patterson Dental Company*..........................      1,206,150
    9,700  Performance Food Group Company*....................        310,400
   31,400  Prime Hospitality Corporation*.....................        296,337
   15,666  Priority Healthcare Corporation*...................      1,164,180
   20,900  Ralcorp Holdings, Inc.*............................        256,025
   43,100  Ruby Tuesday, Inc..................................        541,444
   22,700  Ryan's Family Steak Houses, Inc....................        191,531
   10,800  Schweitzer-Mauduit International, Inc..............        135,000
   39,500  Smithfield Foods, Inc.*............................      1,108,469
   12,550  Sonic Corporation*.................................        368,656
    8,100  Taco Cabana, Inc.*.................................         53,662
   16,700  Triarc Companies, Inc.*............................        342,350
   12,700  United Natural Foods, Inc.*........................        174,625
   10,600  Volt Information Sciences, Inc.*...................        349,138
   18,300  Whole Foods Market, Inc.*..........................        756,019

           ------------------------------------------------------------------
           Total Consumer Staples.............................     18,368,618
           ==================================================================

Energy(4.9%)
------------
    9,700  Atwood Oceanics, Inc.*.............................        430,438
   23,000  Barrett Resources Corporation*.....................        700,062
   19,800  Cabot Oil & Gas Corporation........................        419,513
   11,100  Cal Dive International, Inc.*......................        601,481
   32,200  Cross Timbers Oil Company..........................        712,425
   12,200  Dril-Quip, Inc.*...................................        570,350
   34,204  Friede Goldman Halter, Inc.*.......................        305,698
   13,200  HS Resources, Inc.*................................       $396,000
   35,500  Input/Output, Inc.*................................        299,531
   28,500  Louis Dreyfus Natural Gas Corporation*.............        892,406
   29,700  Newfield Exploration Company.......................      1,162,013
   12,300  Nuevo Energy Company*..............................        232,163
   15,900  Oceaneering International, Inc.*...................        302,100
   14,700  Offshore Logistics, Inc.*..........................        211,312
   12,500  Plains Resources, Inc.*............................        200,000
   28,200  Pogo Producing Company.............................        623,925
   45,600  Pride International, Inc.*.........................      1,128,600
   15,000  Remington Oil & Gas Corporation*...................        112,500
   11,850  SEACOR SMIT, Inc.*.................................        458,447
   16,500  Seitel, Inc.*......................................        134,063
    8,000  St. Mary Land & Exploration Company................        336,500
   13,000  Stone Energy Corporation*..........................        776,750
   19,000  UGI Corporation....................................        389,500
   22,600  Unisource Energy Corporation.......................        339,000
   18,100  Veritas DGC, Inc.*.................................        470,600
   43,700  Vintage Petroleum, Inc.............................        985,981

           ------------------------------------------------------------------
           Total Energy.......................................     13,191,358
           ==================================================================

Financials(10.9%)
-----------------
   53,000  AmeriCredit Corporation*...........................        901,000
   17,300  Anchor Bancorp Wisconsin, Inc......................        264,906
   26,100  Arthur J. Gallagher & Company......................      1,096,200
   18,000  Cash America International, Inc....................        132,750
   27,900  Centura Banks, Inc.................................        946,856
   19,900  Chittenden Corporation.............................        486,306
   21,519  Commerce Bancorp, Inc..............................        989,874
   39,500  Commercial Federal Corporation.....................        614,719
   33,800  Community First Bankshares, Inc....................        551,363
   36,600  Cullen/Frost Bankers, Inc..........................        963,037
    9,000  Dain Rauscher Corporation..........................        594,000
   14,085  Delphi Financial Group, Inc.*......................        478,010
   19,765  Downey Financial Corporation.......................        573,185
   24,900  Eaton Vance Corporation............................      1,151,625
   26,700  Enhance Financial Services Group, Inc..............        383,813
    9,300  E. W. Blanch Holdings, Inc.........................        188,906
   46,920  Fidelity National Financial, Inc...................        859,222
   44,400  First American Financial Corporation...............        635,475
   18,900  First BanCorp Puerto Rico..........................        350,831
   28,750  First Midwest Bancorp, Inc.........................        668,438

  The accompanying notes to be the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
22 Small Company Stock Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares         Common Stocks (99.4%)                          Market Value
============================================================================

Financials--continued
---------------------
   49,000      Fremont General Corporation................... $  192,938
    9,200      Hilb, Rogal and Hamilton Company..............    319,125
   35,481      Hudson United Bancorp.........................    796,105
   30,900      Imperial Bancorp*.............................    480,257
   20,800      Investors Financial Services Corporation......    825,500
   17,100      Jefferies Group, Inc..........................    345,206
   16,200      MAF Bancorp, Inc..............................    294,638
   20,300      Morgan Keegan, Inc............................    299,425
   28,800      Mutual Risk Management, Ltd...................    498,600
   12,400      National Discount Brokers Group, Inc.*........    395,250
   18,800      Pioneer Group, Inc.*..........................    796,650
   18,414      Provident Bankshares Corporation..............    248,589
   14,500      Queens County Bancorp, Inc....................    267,344
   26,400      Radian Group, Inc.............................  1,366,200
   32,250      Raymond James Financial, Inc..................    725,625
   19,800      Riggs National Corporation....................    249,975
    6,900      RLI Corporation...............................    239,775
    6,500      SCPIE Holdings, Inc...........................    133,250
   37,200      SEI Investments Company.......................  1,481,025
   18,200      Selective Insurance Group, Inc................    345,800
   32,300      Silicon Valley Bancshares*....................  1,376,787
   30,100      South Financial Group, Inc....................    436,450
   19,800      Southwest Bancorporation of Texas, Inc.*......    410,850
   10,100      Southwest Securities Group, Inc...............    376,225
   25,700      Staten Island Bancorp, Inc....................    452,963
   27,500      Susquehanna Bancshares, Inc...................    391,875
   13,000      Trenwick Group, Inc...........................    189,312
   37,400      TrustCo Bank Corporation New York.............    467,500
   29,300      United Bankshares, Inc........................    532,894
   36,600      Washington Federal, Inc.......................    667,950
   15,900      Whitney Holding Corporation...................    543,581
   12,000      Zenith National Insurance Corporation.........    255,000

               ---------------------------------------------------------
               Total Financials.............................. 29,233,180
               =========================================================

Health Care (13.0%)
-----------------
   14,400      ADAC Laboratories*............................    345,600
    9,500      Administaff, Inc.*............................    603,250
   15,000      Advance Paradigm, Inc.*.......................    307,500
   41,900      Advanced Tissue Sciences, Inc.*...............    336,507
   33,000      Alliance Pharmaceutical Corporation*..........    371,250
   24,400      Alpharma, Inc.................................  1,518,900
   24,150      Barr Laboratories, Inc.*...................... $1,082,222
        1      Baxter International*.........................         33
   16,300      Biomatrix, Inc.*..............................    368,788
   38,100      Bio-Technology General Corporation*...........    502,444
   23,800      Cephalon, Inc.*...............................  1,425,025
   10,700      CONMED Corporation*...........................    276,863
    9,900      Cooper Companies, Inc.........................    360,112
   18,600      COR Therapeutics, Inc.*.......................  1,586,812
   41,000      Coventry Health Care, Inc.*...................    546,452
    6,200      Curative Health Services, Inc.* ..............     37,393
   18,000      Cygnus, Inc.*.................................    256,500
   10,500      Datascope Corporation.........................    378,000
    9,600      Diagnostic Products Corporation...............    307,200
   31,000      Dura Pharmaceuticals, Inc.*...................    445,625
   17,800      Enzo Biochem, Inc.*...........................  1,228,200
   13,400      Hanger Orthopedic Group, Inc.*................     66,162
   10,700      Hologic, Inc.*................................     72,225
   46,300      Hooper Holmes, Inc............................    370,400
   24,800      IDEXX Laboratories, Inc.*.....................    567,300
   19,100      Immune Response Corporation*..................    207,713
   21,000      Invacare Corporation..........................    551,250
   45,925      Jones Pharma, Inc.............................  1,834,130
   17,700      Laser Vision Centers, Inc.*...................    109,519
   14,700      MAXIMUS, Inc.*................................    325,238
   20,600      Medicis Pharmaceutical Corporation*...........  1,174,200
   11,400      MemberWorks, Inc.*............................    383,325
   17,000      Mentor Corporation............................    462,188
      100      Morrison Management Specialists...............      2,819
   15,200      Noven Pharmaceuticals, Inc.*..................    456,950
   15,500      On Assignment, Inc.*..........................    472,750
   23,800      Organogenesis, Inc.*..........................    272,212
   33,900      Orthodontic Centers of America, Inc.*.........    766,987
    9,900      Osteotech, Inc.*..............................    103,950
   17,700      PAREXEL International Corporation*............    169,256
   11,000      Pediatrix Medical Group, Inc.*................    127,875
   17,400      Pharmaceutical Product Development, Inc.*.....    365,400
    9,100      PolyMedica Corporation*.......................    393,575
   13,800      Protein Design Labs, Inc.*....................  2,276,353
   24,500      Regeneron Pharmaceuticals, Inc.*..............    730,406
   31,550      Renal Care Group, Inc.*.......................    771,495
   21,400      ResMed, Inc.*.................................    572,450
   20,500      Respironics, Inc.*............................    369,000
   18,900      Sierra Health Services, Inc.* ................     60,244

  The accompanying notes to be the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 23

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares         Common Stocks (99.4%)                           Market Value
==============================================================================

Health Care -continued
----------------------
   17,400      Sola International, Inc.*....................  $    84,825
    6,600      Spacelabs Medical, Inc.*.....................       74,250
   31,600      Summit Technology, Inc.*.....................      596,450
   15,500      Sunrise Medical, Inc.*.......................       75,562
    8,400      Syncor International Corporation*............      604,800
   14,400      Techne Corporation*..........................    1,872,000
   20,600      Theragenics Corporation*.....................      176,388
   21,100      Universal Health Services, Inc. Class B*.....    1,382,050
   63,700      US Oncology, Inc.*...........................      318,500
   21,900      Varian Medical Systems, Inc.*................      856,837
   18,400      Vertex Pharmaceuticals, Inc.*................    1,938,900
    8,600      Vital Signs, Inc.............................      155,875
   12,200      Wesley Jessen VisionCare, Inc.*..............      458,263

               ----------------------------------------------------------
               Total Health Care............................   34,914,748
               ==========================================================

Technology (22.3%)
-----------------
   16,300      Actel Corporation*............................      743,687
   26,300      Adaptive Broadband Corporation*...............      966,525
   19,500      Allen Telecom, Inc.*..........................      344,906
   29,500      Alliance Semiconductor Corporation*...........      724,594
   27,900      Alpha Industries, Inc.*.......................    1,229,344
   29,200      American Management Systems, Inc.*............      958,581
   13,300      American Xtal Technology, Inc.*...............      575,225
    9,000      Analogic Corporation..........................      360,000
   15,800      Analysts International Corporation............      147,138
   25,500      Anixter International, Inc.*..................      675,750
   36,000      Aspect Communications, Inc.*..................    1,415,250
   18,300      Aspen Technology, Inc.*.......................      704,550
   15,700      Audiovox Corporation*.........................      346,381
   20,800      Auspex Systems, Inc.*.........................      102,700
   27,200      Avant!*.......................................      509,576
   17,300      Avid Technology, Inc.*........................      207,600
   22,100      AVT Corporation*..............................      162,988
    9,900      BARRA, Inc.*..................................      490,669
   29,600      Billing Concepts Corporation*.................      131,350
   19,505      BISYS Group, Inc.*............................    1,199,558
   38,900      Brightpoint, Inc.*............................      336,726
   20,000      Cable Design Technologies Corporation*........      670,000
   31,000      C-Cube Microsystems, Inc.*....................      608,375
    4,200      Centigram Communications Corporation*.........      107,362
   17,700      Coherent, Inc.*...............................    1,484,588
   14,600      Computer Task Group, Inc......................  $    73,913
   11,500      Concord Communications, Inc.*.................      458,562
   42,200      Dallas Semiconductor Corporation..............    1,719,650
    9,500      Davox Corporation*............................      122,906
   27,400      Dendrite International, Inc.*.................      912,763
   10,500      Digi International, Inc.*.....................       68,250
   48,900      Digital Microwave Corporation*................    1,864,313
   14,400      Electroglas, Inc.*............................      309,600
   34,400      eLoyalty Corporation*.........................      438,600
   29,000      Epicor Software Corporation*..................       72,500
   16,300      ePresence, Inc.*..............................      118,175
   29,400      ESS Technology, Inc.*.........................      426,300
   16,000      Exabyte Corporation*..........................       72,000
   22,600      FactSet Research Systems, Inc.................      638,450
   10,100      Fair, Isaac and Company, Inc..................      444,400
   23,900      FileNET Corporation*..........................      439,162
   26,400      General Semiconductor, Inc.*..................      389,400
   15,500      Gerber Scientific, Inc........................      178,250
   13,900      Great Plains Software, Inc.*..................      272,788
   15,900      Helix Technology Corporation..................      620,100
   18,900      HNC Software, Inc.*...........................    1,167,075
   17,300      Hutchinson Technology, Inc.*..................      246,525
   22,780      Hyperion Solutions Corporation*...............      738,926
   10,300      Innovex, Inc.*................................      100,425
   43,100      International Rectifier Corporation*..........    2,413,600
   18,400      Inter-Tel, Inc................................      295,550
   22,400      InterVoice-Brite, Inc.*.......................      147,000
   28,600      Jack Henry & Associates, Inc..................    1,433,575
   19,800      Kent Electronics Corporation*.................      590,288
   38,600      Komag, Inc.*..................................       67,550
    8,650      Kronos, Inc.*.................................      224,900
   17,000      Kulicke and Soffa Industries, Inc.*...........    1,009,375
   13,600      Lason, Inc.*..................................       34,000
   34,500      Lattice Semiconductor Corporation*............    2,384,813
   24,400      MedQuist, Inc.*...............................      829,600
   15,000      Mercury Computer Systems, Inc.*...............      484,687
   25,000      Methode Electronics, Inc......................      965,625
   12,000      MICROS Systems, Inc.*.........................      222,750
   22,500      National Computer Systems, Inc................    1,108,125
   22,900      National Data Corporation.....................      526,700
   35,300      National Instruments Corporation*.............    1,539,962
   15,000      Network Equipment Technologies, Inc.*.........      150,937
   54,000      P-Com, Inc.*..................................      307,125

  The accompanying notes to be the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
24  Small Company Stock Portfolio Schedule of Investments (Unaudited)

                   SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares    Common Stocks(99.4%)                           Market Value
=====================================================================

Technology-continued
--------------------

   16,900  Pegasus Systems, Inc.*.........................  $ 183,787
   18,100  Phoenix Technologies, Ltd.*....................    295,256
   20,500  Photronics, Inc.*..............................    581,687
   35,000  Pinnacle Systems, Inc.*........................    786,950
   19,000  Pioneer-Standard Electronics, Inc..............    280,250
   11,400  Plantronics, Inc.*.............................  1,316,700
   25,000  Progress Software Corporation*.................    448,438
   15,000  Project Software & Development, Inc.*..........    273,600
    8,900  Proxim, Inc.*..................................    880,821
   10,600  QRS Corporation*...............................    260,362
   11,900  RadiSys Corporation*...........................    675,325
   34,900  Read-Rite Corporation*.........................     77,433
   21,900  Remedy Corporation*............................  1,220,925
   27,700  RSA Security, Inc.*............................  1,918,225
   64,000  S3,Inc.*.......................................    944,000
   20,300  SAGA SYSTEMS, Inc.*............................    252,481
   23,600  Silicon Valley Group, Inc.*....................    610,650
   20,700  SpeedFam-IPEC, Inc.*...........................    376,481
   10,900  Standard Microsystems Corporation*.............    167,588
    9,900  Star Trek, Inc.*...............................    498,712
   10,500  SymmetriCom, Inc.*.............................    265,125
   22,700  Systems & Computer Technology Corporation*.....    454,000
   11,400  Telxon Corporation*............................    203,775
   13,350  THQ, Inc.*.....................................    162,703
   16,200  Trimble Navigation, Ltd*.......................    790,762
   14,700  Ultratech Stepper, Inc.........................    218,663
   22,000  Verity, Inc.*..................................    836,000
    7,100  ViaSat, Inc.*..................................    385,175
   17,600  Visual Networks, Inc.*.........................    501,600
   21,000  Xircom, Inc.* .................................    997,500
   14,900  X-Rite, Inc. ..................................    135,963
   22,200  Zebra Technologies Corporation*................    983,738
   10,152  Zilog, Inc.*/5/................................     25,278
           ----------------------------------------------------------
           Total Technology............................... 59,842,571
           ==========================================================

Transportation (3.0%)
---------------------

   22,600  American Freightways Corporation*..............    327,700
   13,800  Arkansas Best Corporation*.....................    137,137
   13,200  Atlantic Coast Airlines Holdings, Inc.*........    419,100
   12,300  Circle International Group, Inc.*..............    309,038
   20,100  EGL, Inc.*.....................................    618,075


   Shares  Common Stocks (99.4%)                         Market Value
=====================================================================
   35,700  Expeditors International of Washington, Inc...$  1,695,750
   25,600  Fritz Companies, Inc.*........................     264,000
   11,400  Frozen Food Express Industries, Inc.*.........      34,200
   17,700  Heartland Express, Inc*.......................     295,369
   17,100  Kirby Corporation*............................     363,375
    6,300  Landstar System, Inc*.........................     375,244
   22,700  Mesa Air Group, Inc*..........................     125,558
    9,740  Midwest Express Holdings, Inc*................     209,410
    8,200  M.S. Carriers, Inc.*..........................     144,525
   11,700  Oshkosh Truck Corporation.....................     418,275
   13,500  Roadway Express, Inc..........................     316,406
   40,850  Rollins Truck Leasing Corporation.............     283,397
   17,300  SkyWest, Inc..................................     641,181
   18,600  USFreightways Corporation.....................     456,863
   32,975  Werner Enterprises, Inc.......................     381,273
   17,600  Yellow Corporation*...........................     259,600
           ----------------------------------------------------------
           Total Transportation..........................   8,075,476
           ==========================================================

Utilities(2.6%)
---------------

    6,200  American States Water Company.................     184,450
   22,100  Atmos Energy Corporation......................     386,750
    5,100  Bangor Hydro-Electric Company.................     119,531
    7,700  Cascade Natural Gas Corporation...............     128,494
    8,000  Central Vermont Public Service Corporation....      88,000
   11,900  CH Energy Group, Inc..........................     403,856
   20,900  Energen Corporation...........................     455,881
    3,800  Green Mountain Power Corporation..............      31,350
   13,200  Laclede Gas Company...........................     254,100
   12,400  New Jersey Resources Corporation..............     471,975
   17,600  Northwest Natural Gas Company.................     393,800
   16,100  NorthWestern Corporation......................     372,313
   28,646  Philadelphia Suburban Corporation.............     587,243
   22,000  Piedmont Natural Gas Company, Inc.............     584,375
   34,600  Southern Union Company*.......................     547,109
   21,900  Southwest Gas Corporation.....................     383,250
   17,500  Southwestern Energy Company...................     109,375
   10,100  United Illuminating Company...................     441,875
   27,600  United Water Resources, Inc...................     962,550
           ----------------------------------------------------------
           Total Utilities...............................   6,906,277
           ==========================================================

           ----------------------------------------------------------
           Total Common Stocks
           (cost basis $265,948,919).....................$266,268,479
           ==========================================================



The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 25

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal      Short-Term              Interest      Maturity      Market
Amount         Investments (1.0%)       Rate/1/       Date          Value
============================================================================
$ 2,751,000    Associates
                Corporation of
                North America......... 6.600%        7/3/00       $2,749,991
               -------------------------------------------------------------
               Total Short-Term Investments
               (amortized cost basis $2,749,991).............      2,749,991
               =============================================================
               -------------------------------------------------------------
               Total Investments (100.4%)
               (amortized cost basis $268,698,910)...........    269,018,470
               =============================================================
               -------------------------------------------------------------
               Other Assets,
               Less Liabilities (-0.4%)......................     (1,054,266)
               =============================================================
               -------------------------------------------------------------
               Net Assets (100%).............................  $ 267,964,204
               =============================================================

  *  Non-income producing security

----------------
 /1/ The interest rate shown reflects the discount rate at the date of purchase.

 /5/ Illiquid security

 See page 79 for a complete discussion of Investment Terms.

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
26  Small Company Stock Protfolio Schedule of Investments (Unaudited)

[LOGO]            AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT

              AAL Variable Product International Stock Portfolio
            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)

          Investment Objective
          --------------------
          The Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

                                                                                               Market
Shares              Common Stocks (95.0%)                                       Industry       Value
======================================================================================================
Brazil (1.0%)
-------------
   35,035           Embratel Participacoes
                    SA ADR.....................................................Telephone... $  827,702

                    ----------------------------------------------------------------------------------
                    Total Brazil...........................................................    827,702
                    ==================================================================================

Canada (2.3%)
-------------
   26,181           Nortell Networks
                    Corporation..................................Communication Equipment...  1,814,665

                    ----------------------------------------------------------------------------------
                    Total Canada...........................................................  1,814,665
                    ==================================================================================

France (12.5%)
--------------
   17,066           Alcatel SA...................................Communication Equipment...  1,123,882
   36,416           Aventis SA...........................................Pharmaceuticals...  2,668,696
    9,930           Carrefour SA......................................Retail-Food Chains...    681,545
   20,208           Rhodia SA..................................................Chemicals...    340,933
    7,301           Suez Lyonnaise des Eaux SA...........................Water Utilities...  1,284,254
    9,172           Total Fina Elf SA...................Oil & Gas Exploration/Production...  1,412,024
   14,008           Valeo SA*.....................................Auto Parts & Equipment...    751,963
   18,977           Vivendi...............................Services-Commercial & Consumer...  1,681,771

                    ----------------------------------------------------------------------------------
                    Total France...........................................................  9,945,068
                    ==================================================================================

Germany (7.2%)
--------------
    3,019           Allianz AG*..................................Life & Health Insurance...  1,077,429
   25,647           Bayerische Motoren Werke (BMW) AG..........Manufacturing-Specialized...    784,259
      536           Celanese AG....................................Chemicals-Diversified...     10,426
   19,486           Dresdner Bank AG................................Banks-Major Regional... $  791,993
   15,020           E.On AG.....................................Manufacturing-Diversified..    727,099
   20,904           MG Technologies AG........................Engineering & Construction...    288,552
    6,429           SAP AG....................................Computer Software/Services...  1,206,670
    5,209           Siemens AG.................................Manufacturing-Diversified...    782,948
      260           United Internet AG*.................Services-Advertising & Marketing...     31,030

                    ----------------------------------------------------------------------------------
                    Total Germany..........................................................  5,700,406
                    ==================================================================================

Greece (0.3%)
-------------
   10,335           Hellenic Telecommunications.....Organization SA............Telephone...    253,215

                    ----------------------------------------------------------------------------------
                    Total Greece...........................................................    253,215
                    ==================================================================================

Hong Kong (4.6%)
----------------
  182,000           China Mobile, Ltd.*....................Telephone-Cellular & Wireless...  1,605,196
  370,000           China Unicom, Ltd.*....................Telephone-Cellular & Wireless...    785,568
   97,700           Hutchison Whampoa, Ltd.........................Financial-Diversified...  1,228,300

                    ----------------------------------------------------------------------------------
                    Total Hong Kong........................................................  3,619,064
                    ==================================================================================

Italy (6.7%)
------------
  320,612           Banca Nazionale del Lavoro......................Banks-Major Regional...  1,134,067
  142,673           ENI SpA...........................Oil & Gas-Exploration & Production...    827,427
  105,668           Mediaset SpA........................................TV, Radio, Cable...  1,620,675

International Stock Portfolio

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  27

            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

                                                                                                 Market
Shares              Common Stocks (95.0%)                                       Industry         Value
=======================================================================================================
Italy-continued
---------------
  108,907           Telecom Italia Mobile SpA..............Telephone-Cellular & Wireless... $ 1,117,048
  132,950           UniCredito Italiano SpA.........................Banks-Major Regional...     638,496

                    -----------------------------------------------------------------------------------
                    Total Italy............................................................   5,337,713
                    ===================================================================================

Japan (19.7%)
-------------
  183,000           Fuji Bank, Ltd..................................Banks-Major Regional...   1,394,101
   27,000           Fujitsu, Ltd................................Communications Equipment...     936,565
   22,000           Kao Corporation........................................Personal Care...     673,715
    2,900           Matsushita Communication Industrial
                    Company, Ltd...........................Telephone-Cellular & Wireless...     339,334
    8,000           Murata Manufacturing Company, Ltd..Electronic Component Distributors...   1,150,834
       85           Nippon Telegraph & Telephone Corporation...................Telephone...   1,132,782
       81           NTT DoCoMo.............................Telephone-Cellular & Wireless...   2,197,228
    7,000           Nikko Securities Company, Ltd..................Financial-Diversified...      69,470
   33,000           Nomura Securities Company, Ltd.................Financial-Diversified...     809,393
   26,000           Pioneer Corporation................................House Furnishings...   1,014,919
    4,200           Rohm Company, Ltd.....................................Semiconductors...   1,230,606
  164,000           Sakura Bank, Ltd................................Banks-Major Regional...   1,136,203
    2,060           Shohkoh Fund & Company, Ltd.*..................Financial-Diversified...     465,343
    1,500           Softbank Corporation.......................... Financial-Diversified...     204,156
   21,000           Takeda Chemical Industries, Ltd......................Pharmaceuticals...   1,381,455
    4,600           Takefuji Corporation...........................Financial-Diversified...     556,949
   18,000           Yamanouchi Pharmaceutical Company, Ltd...............Pharmaceuticals...     985,052

                    -----------------------------------------------------------------------------------
                    Total Japan............................................................  15,678,105
                    ===================================================================================

Mexico (1.0%)
-------------
   14,343           Telefonos de Mexico SA ADR.................................Telephone...     819,344

                    -----------------------------------------------------------------------------------
                    Total Mexico...........................................................     819,344
                    ===================================================================================

Netherlands (14.7%)
-------------------
   13,062           Gucci Group NV..............................Retail-Specialty Apparel...   1,237,625
   19,778           ING Groep NV....................................Banks-Major Regional...   1,342,295
   16,923           KPNQwest NV*...............................................Telephone... $   668,355
   39,080           Koninklijke Ahold NV..............................Retail-Food Chains...   1,154,943
   19,389           Koninklijke (Royal) Philips Electronics NV
                    ...................................Electronic Component Distributors...     918,152
   61,180           Royal KPN NV...............................................Telephone...   2,747,587
   22,040           Unilever NV....................................................Foods...   1,015,167
   40,089           Verenigde Nederlands Uitgeversbedrijven Verenigd Bezit....Publishing...   2,079,002
   20,361           Wolters Kluwer NV.........................................Publishing...     544,547

                    -----------------------------------------------------------------------------------
                    Total Netherlands......................................................  11,707,673
                    ===================================================================================

Singapore (0.9%)
----------------
   54,000           DBS Group Holdings, Ltd.........................Banks-Major Regional...     693,349

                    -----------------------------------------------------------------------------------
                    Total Singapore........................................................     693,349
                    ===================================================================================

South Korea (2.0%)
------------------
   21,369           Korea Telecom Corporation ADR*.........Telephone-Cellular & Wireless...   1,033,725
    1,194           Samsung Electronics GDR/2/.........Electronic Component Distributors...     197,575
   10,612           SK Telecom Company, Ltd. ADR*..........Telephone-Cellular & Wireless...     385,348

                    -----------------------------------------------------------------------------------
                    Total South Korea......................................................   1,616,648
                    ===================================================================================

Spain (1.6%)
------------
   57,924           Telefonica SA*.............................................Telephone...   1,249,329

                    -----------------------------------------------------------------------------------
                    Total Spain............................................................   1,249,329
                    ===================================================================================

Sweden (2.6%)
-------------
   23,141           Skandinaviska Enskil da Banken..................Banks-Major Regional...     275,717
   92,101           Telefonaktiebolaget LM Ericsson AB.....Telephone-Cellular & Wireless...   1,832,422

                    -----------------------------------------------------------------------------------
                    Total Sweden...........................................................   2,108,139
                    ===================================================================================

Switzerland (2.6%)
    2,089           Clariant AG................................................Chemicals...     778,509
      787           Novartis AG........................................Health Care-Drugs...   1,250,605

                    -----------------------------------------------------------------------------------
                    Total Switzerland......................................................   2,029,114
                    ===================================================================================

United Kingdom (15.3%)
----------------------
   29,946           AstraZeneca Group plc................................Pharmaceuticals...   1,399,142

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
28  International Stock Portfolio Schedule of Investments (Unaudited)

            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

                                                                                                 Market
Shares              Common Stocks (95.0%)                                       Industry         Value
=======================================================================================================
United Kingdom-continued
------------------------
   189,239          BAE SYSTEMS plc....................................Aerospace/Defense... $ 1,179,700
    85,186          Cable & Wireless plc...................Telephone-Cellular & Wireless...   1,447,066
   141,222          Diageo plc...................................Beverages-Non-Alcoholic...   1,264,691
     5,786          Energis plc*...........................Telephone-Cellular & Wireless...     215,847
    47,677          Glaxo Wellcome plc...................................Pharmaceuticals...   1,389,526
    52,550          Railtrack Group plc*.......................................Railroads...     814,306
   171,787          Reed International plc....................................Publishing...   1,498,097
    70,162          Somerfield plc....................................Retail-Food Chains...      63,735
   106,885          Telewest Commuications plc*.........................TV, Radio, Cable...     368,555
   619,780          Vodafone AirTouch plc..................Telephone-Cellular & Wireless...   2,514,776

                    -----------------------------------------------------------------------------------
                    Total United Kingdom...................................................  12,155,441
                    ===================================================================================
                    -----------------------------------------------------------------------------------
                    Total Common Stocks
                    (cost basis $69,513,785)..............................................  $75,554,975
                    ===================================================================================



Principal           Short-Term                                           Interest  Maturity      Market
Amount              Investments (4.2%)                                   Rate /1/  Date          Value
=======================================================================================================
$1,200,000          PepsiCo, Inc.........................................6.950%    7/3/00   $ 1,199,536
 2,100,000          Schering Corporation.................................6.900     7/5/00     2,099,356

                    -----------------------------------------------------------------------------------
                    Total Commercial Paper
                    (amortized cost $3,298,892)...........................................    3,298,892
                    ===================================================================================
                    -----------------------------------------------------------------------------------
                    Total Investments (99.2%)
                    (amortized cost basis $72,812,677)....................................   78,853,867
                    ===================================================================================
                    -----------------------------------------------------------------------------------
                    Other Assets,
                    Less Liabilities (0.8%)...............................................      652,713
                    ===================================================================================
                    -----------------------------------------------------------------------------------
                    Net Assets (100.0%)...................................................  $79,506,580
                    ===================================================================================

----------------
 *  Non-income producing security.
/1/ The interest rate reflects the discount rate at the date of purchase. /2/ 144A Security.

See page 79 for a complete discussion of Investment Terms.


International Stock Portfolio

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  29

                    AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT


              AAL Variable Product Large Company Stock Portfolio
            SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)



Investment Objective
 ....................
The Portfolio strives for investment results that approximate the performance of the S&P 500 Index by investing primarily in common stocks of the index.


Shares         Common Stocks(99.8%)                              Market Value
------------------------------------------------------------------------------
Basic Materials (2.3%)
----------------------
   17,400  Air Products and Chemicals, Inc.........................   $536,137
   16,600  Alcan Aluminium, Ltd....................................    514,600
   65,664  Alcoa, Inc..............................................  1,904,256
    6,269  Allegheny Technologies, Inc.............................    112,842
   45,754  Archer-Daniels-Midland Company..........................    448,961
    2,000  Ball Corporation........................................     64,375
    3,900  Bemis Company, Inc......................................    131,138
    9,900  Bethlehem Steel Corporation*............................     35,269
    4,300  Boise Cascade Corporation...............................    111,263
    9,500  Crown Cork & Seal Company, Inc..........................    142,500
   50,800  Dow Chemical Company....................................  1,533,525
    5,900  Eastman Chemical Company................................    281,725
    9,800  Ecolab, Inc.............................................    382,812
   79,511  E.I. du Pont de Nemours and Company.....................  3,478,606
    9,500  Engelhard Corporation...................................    162,094
    2,400  FMC Corporation*........................................    139,200
   12,700  Georgia-Pacific Group...................................    333,375
    4,000  Great Lakes Chemical Corporation........................    126,000
    8,000  Hercules, Inc...........................................    112,500
    7,700  International Flavors & Fragrances, Inc.................    232,444
   36,771  International Paper Company.............................  1,096,236
    7,800  Louisiana-Pacific Corporation...........................     84,825
    7,800  Mead Corporation........................................    196,950
    6,300  Nucor Corporation.......................................    209,081
   11,100  Owens-Illinois, Inc.*...................................    129,731
   12,700  Pactiv Corporation*.....................................    100,013
   98,456  Pharmacia Corporation...................................  4,985,570
    2,200  Potlatch Corporation....................................    $72,875
   13,200  PPG Industries, Inc.....................................    584,925
   11,800  Praxair, Inc............................................    441,762
   16,313  Rohm and Haas Company...................................    562,798
    6,400  Sigma-Aldrich Corporation...............................    187,200
    3,900  Temple-Inland, Inc......................................    163,800
   10,100  Union Carbide Corporation...............................    499,950
    6,700  USX-U.S. Steel Group....................................    124,369
    7,600  Vulcan Materials Company................................    324,425
    7,600  Westvaco Corporation....................................    188,575
   17,800  Weyerhaeuser Company....................................    765,400
    8,400  Willamette Industries, Inc..............................    228,900
    6,400  Worthington Industries, Inc.............................     67,200
    5,100  W.R. Grace & Company*...................................     61,838
           -------------------------------------------------------------------
           Total Basic Materials................................... 21,860,045
           -------------------------------------------------------------------

Capital Goods (9.3%)
--------------------
   14,300  Allied Waste Industries, Inc.*..........................    143,000
   14,600  American Power Conversion Corporation*..................    595,862
    8,600  Avery Dennison Corporation..............................    577,275
   30,000  Barrick Gold Corporation................................    545,625
    8,000  B.F. Goodrich Company...................................    272,500
   68,960  Boeing Company..........................................  2,883,390
    1,700  Briggs & Stratton Corporation...........................     58,225
   26,500  Caterpillar, Inc........................................    897,687
    7,100  Cooper Industries, Inc..................................    231,194
   21,100  Corning, Inc............................................  5,694,362
    4,550  Crane Company...........................................    110,622


The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
30 Large Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Common Stocks (99.8%)                                    Market Value
--------------------------------------------------------------------------------

Capital Goods-continued
-----------------------
   10,800  Danaher Corporation.....................................  $   533,925
   17,800  Deere & Company.........................................      658,600
   15,500  Dover Corporation.......................................      628,719
    5,700  Eaton Corporation.......................................      381,900
   32,400  Emerson Electric Company................................    1,956,150
    5,700  Fluor Corporation.......................................      180,262
   91,600  Ford Motor Company......................................    3,938,800
   12,100  Freeport-McMoRan Copper & Gold, Inc.,
           Class B*................................................      111,925
   15,400  General Dynamics Corporation............................      804,650
  752,000  General Electric Company................................   39,856,000
   40,700  General Motors Corporation..............................    2,363,144
   19,500  Homestake Mining Company*...............................      134,063
   60,675  Honeywell International, Inc............................    2,043,989
   22,900  Illinois Tool Works, Inc................................    1,305,300
   13,800  Inco, Ltd.*.............................................      212,175
   12,150  Ingersoll-Rand Company..................................      489,037
    6,600  ITT Industries, Inc.....................................      200,475
    6,600  Johnson Controls, Inc...................................      338,662
   30,400  Lockheed Martin Corporation.............................      754,300
    4,500  McDermott International, Inc............................       39,656
    3,500  Millipore Corporation...................................      263,813
   30,100  Minnesota Mining and Manufacturing
           Company.................................................    2,483,250
   14,900  Molex, Inc..............................................      717,062
    3,000  National Service Industries, Inc........................       58,500
   12,748  Newmont Mining Corporation..............................      275,676
    5,300  Northrop Grumman Corporation............................      351,125
    9,100  Pall Corporation........................................      168,350
    8,450  Parker Hannifin Corporation.............................      289,413
    6,070  Phelps Dodge Corporation................................      225,728
   19,600  Pitney Bowes, Inc.......................................      784,000
   24,800  Placer Dome, Inc........................................      237,150
   14,100  Rockwell International Corporation......................      444,150
   10,500  Sanmina Corporation*....................................      897,750
    6,376  Sealed Air Corporation*.................................      333,943
   45,400  Solectron Corporation*..................................    1,901,125
   11,000  Textron, Inc............................................      597,438
   11,700  Thermo Electron Corporation*............................      246,431
    4,400  Thomas & Betts Corporation..............................       84,150
    4,400  Timken Company..........................................       81,950
  128,316  Tyco International, Ltd.................................    6,078,971
   35,800  United Technologies Corporation.........................  $ 2,107,725
   47,099  Waste Management, Inc.*.................................      894,881

           ---------------------------------------------------------------------
           Total Capital Goods.....................................   88,464,055
           ---------------------------------------------------------------------

Communication Services (6.8%)
-----------------------------
   24,000  ALLTEL Corporation......................................    1,486,500
  287,011  AT&T Corporation........................................    9,076,723
  117,492  Bell Atlantic Corporation*..............................    5,970,062
  143,000  BellSouth Corporation...................................    6,095,375
   10,600  CenturyTel, Inc.........................................      304,750
   67,890  Global Crossing, Ltd.*..................................    1,786,356
   73,200  GTE Corporation.........................................    4,556,700
   57,700  Nextel Communication, Inc.*.............................    3,530,519
  258,560  SBC Communications, Inc.......... ......................   11,182,720
   66,700  Sprint Corporation......................................    3,401,700
   69,600  Sprint Corporation (PCS Group)*.........................    4,141,200
   38,554  U S WEST, Inc...........................................    3,306,005
  217,573  WorldCom, Inc.*.........................................    9,981,161

           ---------------------------------------------------------------------
           Total Communication Services............................   64,819,771
           ---------------------------------------------------------------------

Consumer Cyclicals (7.3%)
-------------------------
    2,900  Adolph Coors Company....................................      175,450
    4,900  American Greetings Corporation..........................       93,100
   34,400  Anheuser-Busch Companies, Inc...........................    2,569,250
    3,000  Armstrong Holdings, Inc.................................       45,937
   10,100  AutoZone, Inc.*.........................................      222,200
   10,600  Bed Bath & Beyond, Inc.*................................      384,250
   15,600  Best Buy Company, Inc.*.................................      986,700
    6,300  Black & Decker Corporation..............................      247,669
    5,300  Brown-Forman Corporation, Class B.......................      284,875
    6,600  Brunswick Corporation...................................      109,313
   54,760  Cendant Corporation*....................................      766,640
    4,500  Centex Corporation......................................      105,750
   15,400  Circuit City Stores, Inc.-Circuit City Group............      511,088
    8,400  Consolidated Stores Corporation*........................      100,800
   11,600  Convergys Corporation*..................................      601,750
    5,400  Cooper Tire & Rubber Company............................       60,075
   33,800  Costco Wholesale Corporation*...........................    1,115,400
    3,100  Cummins Engine Company, Inc.............................       84,475
   29,500  CVS Corporation.........................................    1,180,000
   11,566  Dana Corporation........................................      245,055
   42,694  Delphi Automotive Systems Corporation...................      621,731


            The accompanying notes to the financial statements are
                       an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  31

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000



Shares     Common Stocks (99.8%)                          Market Value
----------------------------------------------------------------------

Consumer Cyclicals-continued
----------------------------
    7,100  Dillard's, Inc................................  $    86,975
   24,815  Dollar General Corporation....................      483,893
    6,900  Dow Jones & Company, Inc......................      505,425
   12,200  Dun & Bradstreet Corporation..................      349,225
   16,200  Federated Department Stores, Inc.*............      546,750
   12,000  Fortune Brands, Inc...........................      276,750
   20,300  Gannett Company, Inc..........................    1,214,194
   64,462  Gap, Inc......................................    2,014,437
   13,200  Genuine Parts Company.........................      264,000
   11,600  Goodyear Tire & Rubber Company................      232,000
    7,400  H&R Block, Inc................................      239,575
    5,400  Harcourt General, Inc.........................      293,625
   23,000  Harley-Davidson, Inc..........................      885,500
    9,200  Harrah's Entertainment, Inc.*.................      192,625
   13,050  Hasbro, Inc...................................      196,566
  175,800  Home Depot, Inc...............................    8,779,012
   22,500  IMS Health, Inc...............................      405,000
   22,900  Interpublic Group of Companies, Inc...........      984,700
   19,800  J.C. Penney Company, Inc......................      365,062
    3,600  Kaufman and Broad Home Corporation............       71,325
   36,500  Kmart Corporation*............................      248,656
    5,900  Knight Ridder, Inc............................      313,806
   24,800  Kohl's Corporation*...........................    1,379,500
   14,900  Leggett & Platt, Inc..........................      245,850
   32,404  Limited, Inc..................................      700,736
    4,100  Liz Claiborne, Inc............................      144,525
    2,900  Long's Drug Stores Corporation................       63,075
   29,100  Lowe's Companies, Inc.........................    1,194,919
   34,000  Masco Corporation.............................      614,125
   32,350  Mattel, Inc...................................      426,616
   25,000  May Department Stores Company.................      600,000
    5,900  Maytag Corporation............................      217,562
   14,900  McGraw-Hill Companies, Inc....................      804,600
    3,600  Meredith Corporation..........................      121,500
    4,500  Navistar International Corporation*...........      139,781
   13,000  New York Times Company........................      513,500
   20,173  Newell Rubbermaid, Inc........................      519,455
   20,700  NIKE, Inc.....................................      824,119
   10,200  Nordstrom, Inc................................      246,075
   24,000  Office Depot, Inc.*...........................      150,000
   13,600  Omnicom Group, Inc............................    1,211,250
    4,100  Owens Corning.................................       37,925
    5,900  PACCAR, Inc...................................  $   234,156
    2,900  Pulte Corporation.............................       62,712
   14,200  RadioShack Corporation........................      672,725
    4,200  Reebok International, Ltd.*...................       66,938
   19,400  Rite Aid Corporation*.........................      127,313
    2,200  Russell Corporation...........................       44,000
   26,800  Sears, Roebuck & Company......................      874,350
   12,300  Sherwin-Williams Company......................      260,606
    4,400  Snap-on, Inc..................................      117,150
    1,300  Springs Industries, Inc.......................       41,600
    6,500  Stanley Works.................................      154,375
   36,750  Staples, Inc.*................................      565,031
   34,700  Target Corporation............................    2,012,600
    5,600  Tiffany & Company.............................      378,000
   22,800  TJX Companies, Inc............................      427,500
   16,400  Toys "R" Us, Inc.*............................      238,825
   23,400  Tribune Company...............................      819,000
    9,200  TRW, Inc......................................      399,050
    4,300  Tupperware Corporation........................       94,600
    8,600  VF Corporation................................      204,788
   11,990  Visteon Corporation*..........................      145,384
   76,600  Walgreen Company..............................    2,465,563
  338,800  Wal-Mart Stores, Inc..........................   19,523,350
    5,400  Whirlpool Corporation.........................      251,775
    5,600  Young & Rubicam, Inc..........................      320,250

           -----------------------------------------------------------
            Total Consumer Cyclicals.....................   70,117,363
           -----------------------------------------------------------

Consumer Staples (9.6%)
-----------------------
    4,200  Alberto-Culver Company........................      128,363
   32,177  Albertson's, Inc..............................    1,069,885
   18,000  Avon Products, Inc............................      801,000
   20,900  Bestfoods.....................................    1,447,325
   32,100  Campbell Soup Company.........................      934,912
   20,950  Cardinal Health, Inc..........................    1,550,300
   45,900  Carnival Corporation..........................      895,050
   25,800  Clear Channel Communications, Inc.*...........    1,935,000
   17,700  Clorox Company................................      793,181
  188,100  Coca-Cola Company.............................   10,803,994
   31,900  Coca-Cola Enterprises, Inc....................      520,369
   43,800  Colgate-Palmolive Company.....................    2,622,525
   68,200  Comcast Corporation*..........................    2,762,100
   37,200  ConAgra, Inc..................................      709,125
    9,400  Darden Restaurants, Inc.......................      152,750

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

--------------------------------------------------------------------------------
32  Large Company Stock Portfolio Schedule of Investments (Unaudited)

                          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares     Common Stocks (99.8%)                                  Market Value
==============================================================================

Consumer Staples-continued
--------------------------
    5,200  Deluxe Corporation................................   $      122,525
   15,600  Fort James Corporation............................          360,750
   22,100  General Mills, Inc................................          845,325
   79,300  Gillette Company..................................        2,770,544
    2,900  Great Alantic & Pacific Tea Company, Inc..........           48,213
   10,500  Hershey Foods Corporation.........................          509,250
   27,700  Hilton Hotels Corporation.........................          259,687
   26,700  H.J. Heinz Company................................        1,168,125
   30,800  Kellogg Company...................................          916,300
   42,092  Kimberly-Clark Corporation........................        2,415,028
   63,200  Kroger Company*...................................        1,394,350
   18,200  Marriott International, Inc.......................          656,337
  101,500  McDonald's Corporation*...........................        3,343,156
   21,142  McKesson HBOC, Inc................................          442,661
   24,800  Nabisco Group Holdings Corporation................          643,250
  109,500  PepsiCo, Inc......................................        4,865,906
  173,800  Phillip Morris Companies, Inc.....................        4,616,563
   99,400  Procter & Gamble Company..........................        5,690,650
    9,900  Quaker Oats Company...............................          743,737
   23,300  Ralston Purina Company............................          464,544
    9,200  R. R. Donnelley & Sons Company....................          207,575
   37,700  Safeway, Inc.*....................................        1,701,213
   66,000  Sara Lee Corporation..............................        1,274,625
   33,300  Seagram Company, Ltd..............................        1,931,400
   13,900  Starbucks Corporation*............................          530,806
    9,900  SUPERVALU, Inc....................................          188,719
   25,400  SYSCO Corporation.................................        1,069,975
  100,000  Time Warner, Inc..................................        7,600,000
   11,120  Tricon Global Restaurants, Inc.*..................          314,140
   43,471  Unilever..........................................        1,869,253
   12,300  UST, Inc..........................................          180,656
  115,844  Viacom, Inc., Class B*............................        7,899,113
  157,947  Walt Disney Company*..............................        6,130,318
    8,600  Wendy's International, Inc........................          153,188
   10,800  Winn-Dixie Stores, Inc............................          154,575
    8,600  Wm. Wrigley Jr. Company...........................          689,612

           -------------------------------------------------------------------
           Total Consumer Staples............................       91,297,948
           ===================================================================

Energy (5.4%)
-------------
    7,000  Amerada Hess Corporation..........................          432,250
    9,700  Anadarko Petroleum Corporation....................          478,331
    8,700  Apache Corporation................................          511,669
    5,400  Ashland, Inc......................................   $      189,338
   25,000  Baker Hughes, Inc.................................          800,000
   16,235  Burlington Resources, Inc.........................          620,989
   49,600  Chevron Corporation...............................        4,206,700
   47,307  Conoco, Inc., Class B.............................        1,161,978
  264,604  Exxon Mobil Corporation...........................       20,771,414
   33,600  Halliburton Company...............................        1,585,500
    7,024  Kerr-McGee Corporation............................          413,977
   27,900  Occidental Petroleum Corporation..................          587,644
   19,300  Phillips Petroleum Company........................          978,269
    7,000  Rowan Companies, Inc.*............................          212,625
  163,000  Royal Dutch Petroleum Company.....................       10,034,687
   43,300  Schlumberger, Ltd.................................        3,231,262
    6,500  Sunoco, Inc.......................................          191,344
   41,900  Texaco, Inc.......................................        2,231,175
   10,900  Tosco Corporation.................................          308,606
   15,911  Transocean Sedco Forex, Inc.......................          850,244
   18,872  Union Pacific Resources Group, Inc................          415,184
   18,400  Unocal Corporation................................          609,500
   23,600  USX-Marathon Group................................          591,475

           -------------------------------------------------------------------
           Total Energy......................................       51,414,161
           ===================================================================

Financials (12.6%)
------------------
   20,200  AFLAC, Inc........................................          927,938
   56,582  Allstate Corporation..............................        1,258,949
  101,500  American Express Company..........................        5,290,688
   18,862  American General Corporation......................        1,150,582
  117,136  American International Group, Inc.................       13,763,480
   29,750  AmSouth Bancorporation............................          468,562
   19,225  Aon Corporation...................................          597,176
   55,100  Associates First Capital Corporation..............        1,229,419
  125,989  Bank of America Corporation.......................        5,417,527
   56,000  Bank of New York Company, Inc.....................        2,604,000
   87,053  Bank One Corporation..............................        2,312,345
   26,400  BB&T Corporation..................................          630,300
    8,331  Bear Stearns Companies, Inc.......................          346,778
   15,000  Capital One Financial Corporation.................          669,375
  103,425  Charles Schwab Corporation........................        3,477,666
   15,700  Charter One Financial, Inc........................          361,100
   93,968  Chase Manhattan Corporation.......................        4,328,401
   13,200  Chubb Corporation.................................          811,800
   12,400  CIGNA Corporation.................................        1,159,400
   12,100  Cincinnati Financial Corporation..................          380,394

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  33

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares     Common Stocks (99.8%)                                  Market Value
==============================================================================

Financials-continued
--------------------
  256,512  Citigroup, Inc....................................   $   15,454,848
   11,850  Comerica, Inc.....................................          531,769
   24,607  Conseco, Inc......................................          239,918
    8,600  Countrywide Credit Industries, Inc................          260,688
   76,600  Fannie Mae........................................        3,997,563
   23,575  Fifth Third Bancorp...............................        1,491,119
   74,432  First Union Corporation...........................        1,846,844
   73,664  Firstar Corporation...............................        1,551,548
   68,513  FleetBoston Financial Corporation.................        2,329,442
   18,500  Franklin Resources, Inc...........................          561,937
   52,900  Freddie Mac.......................................        2,142,450
   12,000  Golden West Financial Corporation.................          489,750
   16,300  Hartford Financial Services Group, Inc............          911,781
   35,786  Household International, Inc......................        1,487,356
   16,792  Huntington Bancshares, Inc........................          265,523
    7,700  Jefferson-Pilot Corporation.......................          434,569
   12,400  J.P. Morgan & Company, Inc........................        1,365,550
   33,000  KeyCorp...........................................          581,625
    9,200  Lehman Brothers Holdings, Inc.....................          869,975
   14,500  Lincoln National Corporation......................          523,812
    7,500  Loews Corporation.................................          450,000
   20,650  Marsh & McLennan Companies, Inc...................        2,156,634
    7,600  MBIA, Inc.........................................          366,225
   60,768  MBNA Corporation..................................        1,648,332
   37,300  Mellon Financial Corporation......................        1,359,119
   29,500  Merrill Lynch & Company, Inc......................        3,392,500
    8,000  MGIC Investment Corporation.......................          364,000
   86,050  Morgan Stanley Dean Witter & Company..............        7,163,663
   46,000  National City Corporation.........................          784,875
   17,000  Northern Trust Corporation........................        1,106,062
   10,185  Old Kent Financial Corporation....................          272,449
   11,100  Paine Webber Group, Inc...........................          505,050
   22,000  PNC Bank Corporation..............................        1,031,250
    5,600  Progressive Corporation...........................          414,400
   10,850  Providian Financial Corporation...................          976,500
   16,600  Regions Financial Corporation.....................          329,925
    9,600  SAFECO Corporation................................          190,800
   11,800  SLM Holding Corporation...........................          441,763
   12,700  SouthTrust Corporation............................          287,337
   16,046  St. Paul Companies, Inc...........................          547,570
   12,200  State Street Corporation..........................        1,293,962
   13,300  Summit Bancorp....................................          327,513
   23,000  SunTrust Banks, Inc...............................   $    1,050,813
   21,300  Synovus Financial Corporation.....................          375,412
    9,034  T. Rowe Price Associates, Inc.....................          383,945
    9,700  Torchmark Corporation.............................          239,469
   10,200  Union Planters Corporation........................          284,962
   18,224  UNUMProvident.....................................          365,619
   56,997  U.S. Bancorp......................................        1,097,192
   15,500  Wachovia Corporation..............................          840,875
   41,629  Washington Mutual, Inc............................        1,202,037
  122,400  Wells Fargo & Company.............................        4,743,000

           -------------------------------------------------------------------
           Total Financials..................................      120,517,200
           ===================================================================

Health Care (10.9%)
-------------------
  117,800  Abbott Laboratories..............................         5,249,462
   10,649  Aetna, Inc.......................................           683,533
    9,800  Allergan, Inc....................................           730,100
    7,700  ALZA Corporation*................................           455,262
   99,100  American Home Products Corporation...............         5,822,125
   78,200  Amgen, Inc.*.....................................         5,493,550
    4,100  Bausch & Lomb, Inc...............................           317,238
   22,200  Baxter International, Inc........................         1,560,938
   19,100  Becton, Dickinson and Company....................           547,931
   11,200  Biogen, Inc.*....................................           722,400
    9,000  Biomet, Inc.*....................................           345,938
   30,900  Boston Scientific Corporation*...................           677,869
  149,900  Bristol-Myers Squibb Company.....................         8,731,675
    3,800  C.R. Bard, Inc...................................           182,875
   85,900  Eli Lilly and Company............................         8,579,262
   23,400  Guidant Corporation*.............................         1,158,300
   42,300  HCA - The Healthcare Company.....................         1,284,862
   29,100  HEALTHSOUTH Corporation*.........................           209,156
   12,700  Humana, Inc.*....................................            61,913
  105,700  Johnson & Johnson................................        10,768,187
    4,900  Mallinckrodt, Inc................................           212,844
    7,500  Manor Care, Inc.*................................            52,500
   15,900  MedImmune, Inc.*.................................         1,176,600
   90,900  Medtronic, Inc...................................         4,527,956
  174,800  Merck & Company, Inc.............................        13,394,050
  479,175  Pfizer, Inc......................................        23,000,400
    8,700  Quintiles Transnational Corporation*.............           122,888
  111,300  Schering-Plough Corporation......................         5,620,650
    6,321  St. Jude Medical, Inc.*..........................           289,976
   23,700  Tenet Healthcare Corporation.....................           639,900

The accompanying notes to the financial statements are an integral part of this schedule.

-------------------------------------------------------------------------------
34  Large Company Stock Portfolio Schedule of Investments (Unaudited)

                           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares     Common Stocks (99.8%)                                  Market Value
------------------------------------------------------------------------------

Health Care-continued
---------------------
   12,400  UnitedHealth Group, Inc..........................    $    1,063,300
    7,300  Watson Pharmaceuticals, Inc.*....................           392,375
    4,900  Wellpoint Health Networks, Inc.*.................           354,944

           -------------------------------------------------------------------
           Total Health Care................................       104,430,959
           -------------------------------------------------------------------

Technology (32.6%)
------------------
   26,700  3Com Corporation*................................         1,538,587
    7,900  Adaptec, Inc.*...................................           179,725
   25,600  ADC Telecommunications, Inc.*....................         2,147,200
    9,100  Adobe Systems, Inc...............................         1,183,000
   11,700  Advanced Micro Devices, Inc.*....................           903,825
   34,315  Agilent Technologies, Inc.*......................         2,530,731
   15,200  Altera Corporation*..............................         1,549,450
  174,600  America Online, Inc.*............................         9,210,150
   27,000  Analog Devices, Inc.*............................         2,052,000
    6,075  Andrew Corporation*..............................           203,892
   24,800  Apple Computer, Inc.*............................         1,298,900
   61,400  Applied Materials, Inc.*.........................         5,564,375
    4,300  Autodesk, Inc....................................           149,156
   47,700  Automatic Data Processing, Inc...................         2,554,931
   18,500  BMC Software, Inc.*..............................           674,959
   16,300  Broadcom Corporation*............................         3,568,681
   13,800  Cabletron Systems, Inc.*.........................           348,450
   11,000  Ceridian Corporation*............................           264,688
  528,700  Cisco Systems, Inc.*.............................        33,605,494
   14,000  Citrix Systems, Inc.*............................           265,125
  128,993  Compaq Computers Corporation.....................         3,297,383
   44,812  Computer Associates International, Inc...........         2,293,814
   12,800  Computer Sciences Corporation*...................           956,000
   27,100  Compuware Corporation*...........................           281,163
   11,700  Comverse Technology, Inc.*.......................         1,088,100
   16,600  Conexant Systems, Inc.*..........................           807,175
  195,700  Dell Computer Corporation*.......................         9,650,456
   23,500  Eastman Kodak Company............................         1,398,250
   35,400  Electronic Data Systems Corporation..............         1,460,250
  164,986  EMC Corporation*.................................        12,693,610
   10,700  Equifax, Inc.....................................           280,875
   31,300  First Data Corporation...........................         1,553,263
   24,500  Gateway, Inc.*...................................         1,390,375
   76,000  Hewlett-Packard Company..........................         9,490,500
  254,500  Intel Corporation................................        34,023,469
  134,800  International Business Machines Corporation......        14,769,025
   14,200  KLA-Tencor Corporation*..........................    $      831,588
    9,800  Lexmark International Group, Inc.*...............           659,050
   23,700  Linear Technology Corporation....................         1,515,319
   23,300  LSI Logic Corporation*...........................         1,261,113
  247,522  Lucent Technologies, Inc.........................        14,665,678
   21,500  Maxim Integrated Products, Inc.*.................         1,460,656
    6,000  Mercury Interactive Corporation*.................           580,500
   42,200  Micron Technology, Inc.*.........................         3,716,238
  400,000  Microsoft Corporation*...........................        32,000,000
  163,590  Motorola, Inc....................................         4,754,334
   13,400  National Semiconductor Corporation*..............           760,450
    7,300  NCR Corporation*.................................           284,244
   23,200  Network Appliance, Inc.*.........................         1,867,600
  225,200  Nortel Networks Corporation......................        15,369,900
   24,800  Novell, Inc.*....................................           229,400
    9,900  Novellus Systems, Inc.*..........................           559,969
  215,774  Oracle Corporation*..............................        18,138,502
   20,900  Parametric Technology Corporation*...............           229,900
   28,200  Paychex, Inc.....................................         1,184,400
   15,800  PE Corporation...................................         1,040,825
   20,900  PeopleSoft, Inc.*................................           350,075
    3,700  PerkinElmer, Inc.................................           244,663
    3,300  Polaroid Corporation.............................            59,606
   56,300  QUALCOMM, Inc.*..................................         3,378,000
   25,700  Raytheon Company.................................           494,725
    9,549  Sabre Holdings Corporation*......................           272,146
    4,500  Sapient Corporation*.............................           481,219
   12,100  Scientific-Atlanta, Inc..........................           901,450
   17,400  Seagate Technology, Inc.*........................           957,000
   15,200  Siebel Systems, Inc.*............................         2,486,150
  120,600  Sun Microsystems, Inc.*..........................        10,967,063
    3,550  Tektronix, Inc...................................           262,700
   31,100  Tellabs, Inc.*...................................         2,128,406
   13,100  Teradyne, Inc.*..................................           962,850
  124,400  Texas Instruments, Inc...........................         8,544,725
   23,600  Unisys Corporation*..............................           343,675
   29,700  VERITAS Software Corporation*....................         3,356,563
    7,100  W.W. Grainger, Inc...............................           218,769
   50,500  Xerox Corporation................................         1,047,875
   24,500  Xilinx, Inc.*....................................         2,022,781
   41,300  Yahoo!, Inc.*....................................         5,116,038

           -------------------------------------------------------------------
           Total Technology.................................       310,933,172
           -------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  35

         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000



Shares     Common Stocks (99.8%)                                  Market Value
------------------------------------------------------------------------------

Transportation (0.6%)
---------------------
   11,200  AMR Corporation*.................................    $      296,100
   32,492  Burlington Northern Santa Fe Corporation.........           745,285
   16,600  CSX Corporation..................................           351,712
    9,300  Delta Air Lines, Inc.............................           470,231
   22,060  FedEx Corporation*...............................           838,280
    8,500  Kansas City Southern Industries, Inc.............           753,844
   29,000  Norfolk Southern Corporation.....................           431,375
    4,500  Ryder System, Inc................................            85,219
   37,700  Southwest Airlines Company.......................           713,944
   18,900  Union Pacific Corporation........................           702,844
    5,000  US Airways Group, Inc.*..........................           195,000

           -------------------------------------------------------------------
           Total Transportation.............................         5,583,834
           -------------------------------------------------------------------

Utilities (2.4%)
----------------
   32,400  AES Corporation*.................................         1,478,250
   10,400  Ameren Corporation...............................           351,000
   24,460  American Electric Power Company, Inc.............           724,627
   12,100  Carolina Power & Light Company...................           386,444
   11,800  Cinergy Corporation..............................           300,162
    8,300  CMS Energy Corporation...........................           183,637
   16,300  Coastal Corporation..............................           992,263
    6,250  Columbia Energy Group............................           410,156
   16,100  Consolidated Edison, Inc.........................           476,962
   11,300  Constellation Energy Group, Inc..................           367,956
   18,047  Dominion Resources, Inc..........................           773,765
   10,700  DTE Energy Company...............................           327,019
   27,908  Duke Energy Corporation..........................         1,573,314
    2,100  Eastern Enterprises..............................           132,300
   25,200  Edison International.............................           516,600
   17,600  El Paso Energy Corporation.......................           896,500
   55,700  Enron Corporation................................         3,592,650
   17,400  Entergy Corporation..............................           473,063
   17,400  FirstEnergy Corporation..........................           406,725
    7,400  Florida Progress Corporation.....................           346,875
   13,600  FPL Group, Inc...................................           673,200
    9,100  GPU, Inc.........................................           246,269
    8,800  New Century Energies, Inc........................           264,000
   13,100  Niagara Mohawk Holdings, Inc.*...................           182,581
    3,500  Nicor, Inc.......................................           114,188
   11,700  Northern States Power Company....................           236,194
    2,000  Oneok, Inc.......................................            51,875
   12,900  PECO Energy Company..............................    $      520,031
    2,700  Peoples Energy Corporation.......................            87,412
   29,200  PG&E Corporation.................................           719,050
    6,400  Pinnacle West Capital Corporation................           216,800
   10,900  PPL Corporation..................................           239,119
   16,300  Public Service Enterprise Group, Inc.............           564,388
   22,473  Reliant Energy, Inc..............................           664,358
   15,475  Sempra Energy....................................           263,075
   49,300  Southern Company.................................         1,149,306
   20,017  TXU Corporation..................................           590,502
   13,500  Unicom Corporation...............................           522,281
   33,600  Williams Companies, Inc..........................         1,400,700

           -------------------------------------------------------------------
           Total Utilities..................................        23,415,597
           -------------------------------------------------------------------
           -------------------------------------------------------------------
           Total Common Stock
           (cost basis $672,318,499)........................    $  952,854,105
           -------------------------------------------------------------------

Principal   Short-Term              Interest       Maturity          Market
Amount      Investments (0.4%)      Rate /1/       Date              Value
-------------------------------------------------------------------------------
$4,218,000 Household Finance
           Corporation..............6.880%            7/3/00         $4,216,388

           --------------------------------------------------------------------
           Total Short-Term Investments
           (amortized cost basis $4,216,388)................          4,216,388
           --------------------------------------------------------------------
           --------------------------------------------------------------------
           Total Investments (100.2%)
           (amortized cost basis $676,534,887)..............        957,070,493
           --------------------------------------------------------------------
           --------------------------------------------------------------------
           Other Assets,
           Less Liabilities (-0.2%).........................         (1,946,854)
           --------------------------------------------------------------------
           --------------------------------------------------------------------
           Net  Assets (100.0%).............................    $   955,123,639
           --------------------------------------------------------------------


*     Non-income producing securities
----------------
/1/ The interest rate shown reflects the discount rate at the date of purchase.

See page 79 for a complete discussion of Investment Terms.


The accompanying notes to the financial  statements are an integral part of this schedule.
    ----------------------------------------------------------------------------
36  Large Company Stock Portfolio Schedule of Investments (Unaudited)

[LOGO]              AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT


                         AAL Variable Product Balanced Portfolio
                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)


          Investment Objective
          --------------------
          The portfolio seeks to achieve investment results that reflect investment in common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the Large Company Stock, Bond and Money Market Portfolios, respectively


Shares            Common Stocks (54.8%)                           Market Value
------------------------------------------------------------------------------
Basic Materials (1.3%)
----------------------
          8,300  Air Products and Chemicals, Inc...................   $255,744
          7,700  Alcan Aluminium, Ltd..............................    238,700
         30,964  Alcoa, Inc........................................    897,956
          2,881  Allegheny Technologies, Inc.......................     51,858
         21,499  Archer-Daniels-Midland Company....................    210,959
          1,000  Ball Corporation..................................     32,187
          1,800  Bemis Company, Inc................................     60,525
          4,500  Bethlehem Steel Corporation*......................     16,031
          2,000  Boise Cascade Corporation.........................     51,750
          4,500  Crown Cork & Seal Company, Inc....................     67,500
         23,500  Dow Chemical Company..............................    709,406
          2,800  Eastman Chemical Company..........................    133,700
          4,500  Ecolab, Inc.......................................    175,781
         37,519  E.I du Pont de Nemours and Company................  1,641,456
          4,350  Engelhard Corporation.............................     74,222
          1,100  FMC Corportaion*..................................     63,800
          6,000  Georgia-Pacific Group.............................    157,500
          1,900  Great Lakes Chemical Corporation..................     59,850
          3,700  Hercules, Inc.....................................     52,031
          3,700  International Flavors & Fragrances, Inc...........    111,694
         16,922  International Paper Company.......................    504,482
          3,700  Louisiana-Pacific Corporation.....................     40,238
          3,600  Mead Corporation..................................     90,900
          3,100  Nucor Corporation.................................    102,881
          5,200  Owens-Illinois, Inc*..............................     60,775
          6,000  Pactiv Corporation*...............................     47,250
         45,501  Pharmacia Corporation.............................  2,351,833
          1,000  Potlatch Corporation..............................     33,125
          6,100  PPG Industries, Inc...............................   $270,306
          5,600  Praxair, Inc......................................    209,650
          7,711  Rohm and Haas Company.............................    266,030
          3,000  Sigma-Aldrich Corporation.........................     87,750
          2,000  Temple-Inland, Inc................................     84,000
          5,000  Union Carbide Corporation.........................    247,500
          3,100  USX-U.S. Steel Group..............................     57,544
          3,500  Vulcan Materials Company..........................    149,406
          3,500  Westvaco Corporation..............................     86,844
          8,200  Weyerhaeuser Company..............................    352,600
          3,900  Willamette Industries, Inc........................    106,275
          2,800  Worthington Industries, Inc.......................     29,400
          2,200  W.R. Grace & Company*.............................     26,675
                 -------------------------------------------------------------
                 Total Basic Materials............................. 10,268,114
                 =============================================================

Capital Goods (5.1%)
--------------------
          6,600  Allied Waste Industries, Inc*.....................     66,000
          6,900  American Power Conversion Corporation*............    281,606
          4,000  Avery Dennison Corporation........................    268,500
         14,100  Barrick Gold Corporation..........................    256,444
          3,800  B.F. Goodrich Company.............................    129,438
         32,528  Boeing Company....................................  1,360,077
            800  Briggs & Stratton Corporation.....................     27,400
         12,500  Caterpillar, Inc..................................    423,438
          3,300  Cooper Industries, Inc............................    107,456
         10,000  Corning, Inc......................................  2,698,750
          1,950  Crane Company.....................................     47,409
          5,000  Danaher Corporation...............................    247,187

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  37

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares            Common Stocks (54.8%)                             Market Value
--------------------------------------------------------------------------------
Capital Goods-continued
-----------------------
          8,500  Deere & Company.....................................   $314,500
          7,400  Dover Corporation...................................    300,162
          2,600  Eaton Corporation...................................    174,200
         15,400  Emerson Electric Company............................    929,775
          2,700  Fluor Corporation...................................     85,387
         43,200  Ford Motor Company..................................  1,857,600
          5,700  Freeport-McMoRan Copper & Gold, Inc, Class B*.......     52,725
          7,100  General Dynamics Corporation........................    370,975
        354,500  General Electric Company............................ 18,788,500
         19,100  General Motors Corporation..........................  1,108,994
          9,100  Homestake Mining Company*...........................     62,562
         28,637  Honeywell International, Inc........................    964,709
         10,800  Illinois Tool Works, Inc............................    615,600
          6,400  Inco, Ltd*..........................................     98,400
          5,700  Ingersoll-Rand Company..............................    229,425
          3,100  ITT Industries, Inc.................................     94,163
          3,000  Johnson Controls, Inc...............................    153,937
         14,300  Lockheed Martin Corporation.........................    354,819
          2,000  McDermott International, Inc........................     17,625
          1,600  Millipore Corporation...............................    120,600
         14,300  Minnesota Mining and Manufacturing Company..........  1,179,750
          7,150  Molex, Inc..........................................    344,094
          1,400  National Service Industries, Inc....................     27,300
          5,817  Newmont Mining Corporation..........................    125,793
          2,500  Northrop Grumman Corporation........................    165,625
          4,300  Pall Corporation....................................     79,550
          3,900  Parker Hannifin Corporation.........................    133,575
          2,820  Phelps Dodge Corporation............................    104,869
          9,300  Pitney Bowes, Inc...................................    372,000
         11,700  Placer Dome, Inc....................................    111,881
          6,600  Rockwell International Corporation..................    207,900
          4,800  Sanmina Corporation*................................    410,400
          2,964  Sealed Air Corporation*.............................    155,239
         21,400  Solectron Corporation*..............................    896,125
          5,200  Textron, Inc........................................    282,425
          5,500  Thermo Electron Corporation*........................    115,844
          2,000  Thomas & Betts Corporation..........................     38,250
          2,100  Timken Company......................................     39,113
         60,440  Tyco International, Ltd.............................  2,863,345
         17,000  United Technologies Corporation.....................  1,000,875
         22,230  Waste Management, Inc*..............................   $422,370
                ----------------------------------------------------------------
                Total Capital Goods.................................. 41,684,686
                ================================================================

Communication Services (3.7%)
-----------------------------
         11,300  ALLTEL Corporation..................................    699,894
        135,338  AT&T Corporation....................................  4,280,064
         55,380  Bell Atlantic Corporation*..........................  2,813,996
         67,400  BellSouth Corporation...............................  2,872,925
          4,850  CenturyTel, Inc.....................................    139,438
         31,110  Global Crossing, Ltd*...............................    818,582
         34,500  GTE Corporation.....................................  2,147,625
         27,200  Nextel Communication, Inc*..........................  1,664,300
        121,862  SBC Communications, Inc.............................  5,270,531
         31,400  Sprint Corporation..................................  1,601,400
         32,800  Sprint Corporation (PCS Group)*.....................  1,951,600
         18,226  U S WEST, Inc.......................................  1,562,880
        102,621  WorldCom, Inc*......................................  4,707,738

                 ---------------------------------------------------------------
                 Total Communication Services........................ 30,530,973
                 ===============================================================

Consumer Cyclicals (4.0%)
-------------------------
          1,300  Adolph Coors Company................................     78,650
          2,200  American Greetings Corporation......................     41,800
         16,300  Anheuser-Busch Companies, Inc.......................  1,217,406
          1,400  Armstrong Holdings, Inc.............................     21,438
          4,800  AutoZone, Inc*......................................    105,600
          4,900  Bed Bath & Beyond, Inc*.............................    177,625
          7,500  Best Buy Company, Inc*..............................    474,375
          3,000  Black & Decker Corporation..........................    117,938
          2,400  Brown-Forman Corporation, Class B...................    129,000
          2,900  Brunswick Corporation...............................     48,031
         25,760  Cendant Corporation*................................    360,640
          2,000  Centex Corporation..................................     47,000
          7,100  Circuit City Stores, Inc -Circuit City Group........    235,631
          3,800  Consolidated Stores Corporation*....................     45,600
          5,500  Convergys Corporation*..............................    285,313
          2,600  Cooper Tire & Rubber Company........................     28,925
         16,000  Costco Wholesale Corporation*.......................    528,000
          1,400  Cummins Engine Company, Inc.........................     38,150
         14,000  CVS Corporation.....................................    560,000
          5,379  Dana Corporation....................................    113,968
         20,076  Delphi Automotive Systems Corporation...............    292,357
          3,300  Dillard's, Inc......................................     40,425

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
38  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Common Stocks (54.8%)                                  Market Value
===============================================================================

Consumer Cyclicals-continued
----------------------------
   11,522  Dollar General Corporation...........................    $   224,679
    3,200  Dow Jones & Company, Inc.............................        234,400
    5,600  Dun & Bradstreet Corporation.........................        160,300
    7,700  Federated Department Stores, Inc.*...................        259,875
    5,400  Fortune Brands, Inc..................................        124,537
    9,500  Gannett Company, Inc.................................        568,219
   30,500  Gap, Inc.............................................        953,125
    6,200  Genuine Parts Company................................        124,000
    5,400  Goodyear Tire & Rubber Company.......................        108,000
    3,400  H&R Block, Inc.......................................        110,075
    2,500  Harcourt General, Inc................................        135,937
   10,900  Harley-Davidson, Inc.................................        419,650
    4,200  Harrah's Entertainment, Inc.*........................         87,938
    6,100  Hasbro, Inc..........................................         91,881
   82,900  Home Depot, Inc......................................      4,139,819
   10,400  IMS Health, Inc......................................        187,200
   10,800  Interpublic Group of Companies, Inc..................        464,400
    9,100  J.C. Penney Company, Inc.............................        167,781
    1,600  Kaufman and Broad Home Corporation...................         31,700
   17,000  Kmart Corporation*...................................        115,813
    2,700  Knight Ridder, Inc...................................        143,606
   11,700  Kohl's Corporation*..................................        650,813
    6,800  Leggett & Platt, Inc.................................        112,200
   15,162  Limited, Inc.........................................        327,878
    1,800  Liz Claiborne, Inc...................................         63,450
    1,300  Long's Drug Stores Corporation.......................         28,275
   13,700  Lowe's Companies, Inc................................        562,556
   16,000  Masco Corporation....................................        289,000
   15,225  Mattel, Inc..........................................        200,780
   11,900  May Department Stores Company........................        285,600
    2,900  Maytag Corporation...................................        106,938
    6,900  McGraw-Hill Companies, Inc...........................        372,600
    1,800  Meredith Corporation.................................         60,750
    2,200  Navistar International Corporation*..................         68,338
    6,000  New York Times Company...............................        237,000
    9,526  Newell Rubbermaid, Inc...............................        245,294
    9,700  NIKE, Inc............................................        386,181
    4,700  Nordstrom, Inc.......................................        113,387
   11,200  Office Depot, Inc.*..................................         70,000
    6,500  Omnicom Group, Inc...................................        578,906
    1,900  Owens Corning........................................         17,575
    2,700  PACCAR, Inc..........................................        107,156
    1,200  Pulte Corporation....................................    $    25,950
    6,800  RadioShack Corporation...............................        322,150
    1,900  Reebok International, Ltd.*..........................         30,281
    9,000  Rite Aid Corporation*................................         59,063
    1,100  Russell Corporation..................................         22,000
   12,600  Sears, Roebuck & Company.............................        411,075
    5,800  Sherwin-Williams Company.............................        122,887
    2,000  Snap-on, Inc.........................................         53,250
      600  Springs Industries, Inc..............................         19,200
    3,100  Stanley Works........................................         73,625
   17,300  Staples, Inc.*.......................................        265,988
   16,300  Target Corporation...................................        945,400
    2,500  Tiffany & Company....................................        168,750
   10,500  TJX Companies, Inc...................................        196,875
    7,700  Toys "R" Us, Inc.*...................................        112,131
   11,100  Tribune Company......................................        388,500
    4,300  TRW, Inc.............................................        186,512
    2,000  Tupperware Corporation...............................         44,000
    4,100  VF Corporation.......................................         97,631
    5,655  Visteon Corporation*.................................         68,565
   36,100  Walgreen Company.....................................      1,161,969
  159,700  Wal-Mart Stores, Inc.................................      9,202,713
    2,600  Whirlpool Corporation................................        121,225
    2,700  Young & Rubicam, Inc.................................        154,406

           --------------------------------------------------------------------
           Total Consumer Cyclicals.............................     32,979,630
           ====================================================================

Consumer Staples (5.3%)
-----------------------
    1,900  Alberto-Culver Company...............................         58,069
   15,122  Albertson's, Inc.....................................        502,806
    8,500  Avon Products, Inc...................................        378,250
    9,800  Bestfoods............................................        678,650
   15,200  Campbell Soup Company................................        442,700
    9,850  Cardinal Health, Inc.................................        728,900
   21,600  Carnival Corporation.................................        421,200
   12,200  Clear Channel Communications, Inc.*..................        915,000
    8,300  Clorox Company.......................................        371,944
   88,700  Coca-Cola Company....................................      5,094,706
   14,900  Coca-Cola Enterprises, Inc...........................        243,056
   20,700  Colgate-Palmolive Company............................      1,239,413
   32,200  Comcast Corporation*.................................      1,304,100
   17,600  ConAgra, Inc.........................................        335,500
    4,400  Darden Restaurants, Inc..............................         71,500
    2,500  Deluxe Corporation...................................         58,906

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 39

               SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Shares     Common Stocks (54.8%)                                    Market Value
================================================================================

Consumer Staples-continued
--------------------------
    7,200  Fort James Corporation................................    $   166,500
   10,500  General Mills, Inc....................................        401,625
   37,300  Gillette Company......................................      1,303,169
    1,300  Great Alantic & Pacific Tea Company, Inc..............         21,612
    4,900  Hershey Foods Corporation.............................        237,650
   12,900  Hilton Hotels Corporation.............................        120,937
   12,750  H.J. Heinz Company....................................        557,813
   14,500  Kellogg Company.......................................        431,375
   19,880  Kimberly-Clark Corporation............................      1,140,615
   29,900  Kroger Company* ......................................        659,669
    8,400  Marriott International, Inc...........................        302,925
   47,900  McDonald's Corporation*...............................      1,577,706
   10,080  McKesson HBOC, Inc....................................        211,050
   11,700  Nabisco Group Holdings Corporation....................        303,469
   51,600  PepsiCo, Inc..........................................      2,292,975
   81,900  Phillip Morris Companies, Inc.........................      2,175,469
   46,900  Procter & Gamble Company..............................      2,685,025
    4,700  Quaker Oats Company...................................        353,087
   10,900  Ralston Purina Company................................        217,319
    4,100  R. R. Donnelley & Sons Company........................         92,506
   17,800  Safeway, Inc.*........................................        803,225
   31,100  Sara Lee Corporation..................................        600,619
   15,700  Seagram Company, Ltd..................................        910,600
    6,600  Starbucks Corporation*................................        252,037
    4,500  SUPERVALU, Inc........................................         85,781
   11,900  SYSCO Corporation.....................................        501,288
   47,200  Time Warner, Inc......................................      3,587,200
    5,230  Tricon Global Restaurants, Inc.*......................        147,748
   20,482  Unilever..............................................        880,726
    5,600  UST, Inc..............................................         82,250
   54,625  Viacom, Inc., Class B*................................      3,724,742
   74,487  Walt Disney Company*..................................      2,891,027
    3,800  Wendy's International, Inc............................         67,687
    5,100  Winn-Dixie Stores, Inc................................         72,994
    4,100  Wm. Wrigley Jr. Company...............................        328,769

           ---------------------------------------------------------------------
           Total Consumer Staples................................     43,033,889
           =====================================================================

Energy (3.0%)
------------
    3,200  Amerada Hess Corporation..............................        197,600
    4,500  Anadarko Petroleum Corporation........................        221,906
    4,000  Apache Corporation....................................        235,250
    2,500  Ashland, Inc..........................................         87,656
   11,820  Baker Hughes, Inc.....................................    $   378,240
    7,667  Burlington Resources, Inc.............................        293,263
   23,400  Chevron Corporation...................................      1,984,613
   22,328  Conoco, Inc., Class B.................................        548,431
  124,736  Exxon Mobil Corporation...............................      9,791,776
   15,900  Halliburton Company...................................        750,281
    3,380  Kerr-McGee Corporation................................        199,209
   13,200  Occidental Petroleum Corporation......................        278,025
    9,200  Phillips Petroleum Company............................        466,325
    3,200  Rowan Companies, Inc.*................................         97,200
   76,900  Royal Dutch Petroleum Company.........................      4,734,156
   20,400  Schlumberger, Ltd.....................................      1,522,350
    3,100  Sunoco, Inc...........................................         91,256
   19,800  Texaco, Inc...........................................      1,054,350
    5,000  Tosco Corporation.....................................        141,563
    7,636  Transocean Sedco Forex, Inc...........................        408,049
    8,832  Union Pacific Resources Group, Inc....................        194,304
    8,800  Unocal Corporation....................................        291,500
   11,200  USX-Marathon Group....................................        280,700

           ---------------------------------------------------------------------
           Total Energy..........................................     24,248,003
           =====================================================================

Financials (6.9%)
----------------
    9,600  AFLAC, Inc............................................        441,000
   26,596  Allstate Corporation..................................        591,761
   47,900  American Express Company..............................      2,496,787
    9,008  American General Corporation..........................        549,488
   55,260  American International Group, Inc.....................      6,493,050
   14,000  AmSouth Bancorporation................................        220,500
    9,250  Aon Corporation.......................................        287,328
   26,090  Associates First Capital Corporation..................        582,133
   59,385  Bank of America Corporation...........................      2,553,555
   26,400  Bank of New York Company, Inc.........................      1,227,600
   41,032  Bank One Corporation..................................      1,089,912
   12,500  BB&T Corporation......................................        298,438
    3,978  Bear Stearns Companies, Inc...........................        165,584
    6,900  Capital One Financial Corporation.....................        307,913
   48,725  Charles Schwab Corporation............................      1,638,378
    7,300  Charter One Financial, Inc............................        167,900
   44,320  Chase Manhattan Corporation...........................      2,041,490
    6,200  Chubb Corporation.....................................        381,300
    5,900  CIGNA Corporation.....................................        551,650
    5,700  Cincinnati Financial Corporation......................        179,194
  120,972  Citigroup, Inc........................................      7,288,563

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
40 Balanced Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares         Common Stocks(54.8%)                                Market Value
===============================================================================
Financials--continued
---------------------
    5,500      Comerica, Inc...................................    $    246,813
   11,399      Conseco, Inc....................................         111,140
    4,000      Countrywide Credit Industries, Inc..............         121,250
   36,200      Fannie Mae......................................       1,889,188
   11,100      Fifth Third Bancorp.............................         702,075
   35,110      First Union Corporation.........................         871,167
   34,709      Firstar Corporation.............................         731,058
   32,129      FleetBoston Financial Corporation...............       1,092,386
    8,700      Franklin Resources, Inc.........................         264,263
   24,900      Freddie Mac.....................................       1,008,450
    5,700      Golden West Financial Corporation...............         232,631
    7,800      Hartford Financial Services Group, Inc..........         436,313
   16,999      Household International, Inc....................         706,521
    7,924      Huntington Bancshares, Inc......................         125,298
    3,700      Jefferson-Pilot Corporation.....................         208,819
    5,800      J.P. Morgan & Company, Inc......................         638,725
   15,300      KeyCorp.........................................         269,662
    4,500      Lehman Brothers Holdings, Inc...................         425,531
    6,800      Lincoln National Corporation....................         245,650
    3,700      Loews Corporation...............................         222,000
    9,650      Marsh & McLennan Companies, Inc.................       1,007,822
    3,500      MBIA, Inc.......................................         168,656
   28,737      MBNA Corporation................................         779,491
   17,500      Mellon Financial Corporation....................         637,656
   13,900      Merrill Lynch & Company, Inc....................       1,598,500
    3,700      MGIC Investment Corporation.....................         168,350
   40,590      Morgan Stanley Dean Witter & Company............       3,379,117
   21,600      National City Corporation.......................         368,550
    8,100      Northern Trust Corporation......................         527,006
    4,830      Old Kent Financial Corporation..................         129,203
    5,300      Paine Webber Group, Inc.........................         241,150
   10,300      PNC Bank Corporation............................         482,812
    2,600      Progressive Corporation.........................         192,400
    5,050      Providian Financial Corporation.................         454,500
    7,900      Regions Financial Corporation...................         157,013
    4,500      SAFECO Corporation..............................          89,438
    5,600      SLM Holding Corporation.........................         209,650
    5,800      SouthTrust Corporation..........................         131,225
    7,622      St. Paul Companies, Inc.........................         260,101
    5,900      State Street Corporation........................         625,769
    6,100      Summit Bancorp..................................         150,212
   10,800      SunTrust Banks, Inc.............................         493,425
   10,050      Synovus Financial Corporation...................    $    177,131
    4,200      T. Rowe Price Associates, Inc...................         178,500
    4,600      Torchmark Corporation...........................         113,563
    4,900      Union Planters Corporation......................         136,894
    8,358      UNUMProvident...................................         167,682
   26,889      U.S. Bancorp....................................         517,613
    7,400      Wachovia Corporation............................         401,450
   19,617      Washington Mutual, Inc..........................         566,441
   57,560      Wells Fargo & Company...........................       2,230,450
               ----------------------------------------------------------------
               Total Financials................................      56,844,234
               ================================================================

Health Care (6.0%)
------------------
   55,500      Abbott Laboratories............................        2,473,219
    5,014      Aetna, Inc.....................................          321,836
    4,600      Allergan, Inc..................................          342,700
    3,600      ALZA Corporation*..............................          212,850
   46,700      American Home Products Corporation ............        2,743,625
   36,800      Amgen, Inc.*...................................        2,585,200
    1,900      Bausch & Lomb, Inc.............................          147,013
   10,500      Baxter International, Inc......................          738,281
    8,800      Becton, Dickinson and Company..................          252,450
    5,300      Biogen, Inc.*..................................          341,850
    4,200      Biomet, Inc.*..................................          161,437
   14,500      Boston Scientific Corporation*.................          318,094
   70,700      Bristol-Myers Squibb Company...................        4,118,275
    1,800      C.R. Bard, Inc.................................           86,625
   40,500      Eli Lilly and Company..........................        4,044,937
   11,100      Guidant Corporation*...........................          549,450
   19,750      HCA - The Healthcare Company...................          599,906
   13,800      HEALTHSOUTH Corporation*.......................           99,188
    5,800      Humana, Inc.*..................................           28,275
   49,900      Johnson & Johnson..............................        5,083,563
    2,400      Mallinckrodt, Inc..............................          104,250
    3,600      Manor Care, Inc.*..............................           25,200
    7,600      MedImmune, Inc.*...............................          562,400
   42,900      Medtronic, Inc.................................        2,136,956
   82,400      Merck & Company, Inc...........................        6,313,900
  225,750      Pfizer, Inc....................................       10,836,000
    4,000      Quintiles Transnational Corporation*...........           56,500
   52,500      Schering-Plough Corporation....................        2,651,250
    2,895      St. Jude Medical, Inc.*........................          132,808
   11,200      Tenet Healthcare Corporation...................          302,400
    6,000      UnitedHealth Group, Inc........................          514,500

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  41

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares     Commom Stocks(54.8%)                                 Market Value
============================================================================
Health Care--continued
----------------------
    3,400  Watson Pharmaceuticals, Inc.*....................    $    182,750
    2,300  Wellpoint Health Networks, Inc.*.................         166,606
           -----------------------------------------------------------------
           Total Health Care................................      49,234,294
           =================================================================

Technology (17.9%)
------------------
   12,600  3Com Corporation*................................         726,075
    3,600  Adaptec, Inc.*...................................          81,900
   12,000  ADC Telecommunications, Inc.*....................       1,006,500
    4,500  Adobe Systems, Inc...............................         585,000
    5,500  Advanced Micro Devices, Inc.*....................         424,875
   16,163  Agilent Technologies, Inc.*......................       1,192,021
    7,300  Altera Corporation*..............................         744,144
   82,300  America Online, Inc.*............................       4,341,325
   12,700  Analog Devices, Inc.* ...........................         965,200
    2,800  Andrew Corporation*..............................          93,975
   12,000  Apple Computer, Inc.*............................         628,500
   29,000  Applied Materials, Inc.*.........................       2,628,125
    2,100  Autodesk, Inc....................................          72,844
   22,500  Automatic Data Processing, Inc...................       1,205,156
    8,600  BMC Software, Inc.*..............................         313,765
    7,600  Broadcom Corporation* ...........................       1,663,925
    6,300  Cabletron Systems, Inc.*.........................         159,075
    5,000  Ceridian Corporation* ...........................         120,312
  249,300  Cisco Systems, Inc.*.............................      15,846,131
    6,600  Citrix Systems, Inc.* ...........................         124,988
   60,800  Compaq Computers Corporation.....................       1,554,200
   21,075  Computer Associates International, Inc...........       1,078,777
    6,200  Computer Sciences Corporation*...................         463,062
   12,900  Compuware Corporation*...........................         133,838
    5,400  Comverse Technology, Inc.*.......................         502,200
    7,800  Conexant Systems, Inc.*..........................         379,275
   92,300  Dell Computer Corporation*.......................       4,551,544
   11,100  Eastman Kodak Company............................         660,450
   16,800  Electronic Data Systems Corporation..............         693,000
   77,824  EMC Corporation*.................................       5,987,584
    4,900  Equifax, Inc.....................................         128,625
   14,700  First Data Corporation...........................         729,487
   11,500  Gateway, Inc.*...................................         652,625
   35,900  Hewlett-Packard Company..........................       4,483,013
  120,000  Intel Corporation................................      16,042,500
   63,600  International Business Machines Corporation......       6,968,175
    6,700  KLA-Tencor Corporation*..........................    $    392,369
    4,800  Lexmark International Group, Inc.*...............         322,800
   11,200  Linear Technology Corporation....................         716,100
   11,000  LSI Logic Corporation*...........................         595,375
  116,675  Lucent Technologies, Inc.........................       6,912,994
   10,100  Maxim Integrated Products, Inc.*.................         686,169
    2,800  Mercury Interactive Corporation*.................         270,900
   19,900  Micron Technology, Inc.*.........................       1,752,444
  188,600  Microsoft Corporation*...........................      15,088,000
   77,121  Motorola, Inc....................................       2,241,329
    6,300  National Semiconductor Corporation*..............         357,525
    3,400  NCR Corporation*.................................         132,387
   11,000  Network Appliance, Inc.*.........................         885,500
  106,160  Nortel Networks Corporation......................       7,245,420
   11,800  Novell, Inc.*....................................         109,150
    4,700  Novellus Systems, Inc.*..........................         265,844
  101,750  Oracle Corporation*..............................       8,553,359
    9,600  Parametric Technology Corporation*...............         105,600
   13,250  Paychex, Inc.....................................         556,500
    7,500  PE Corporation...................................         494,062
    9,800  PeopleSoft, Inc.*................................         164,150
    1,700  PerkinElmer, Inc.................................         112,412
    1,500  Polaroid Corporation.............................          27,094
   26,600  QUALCOMM, Inc.* .................................       1,596,000
   12,100  Raytheon Company.................................         232,925
    4,485  Sabre Holdings Corporation*......................         127,823
    2,100  Sapient Corporation*.............................         224,569
    5,900  Scientific-Atlanta, Inc..........................         439,550
    8,300  Seagate Technology, Inc.*........................         456,500
    7,200  Siebel Systems, Inc.* ...........................       1,177,650
   56,900  Sun Microsystems, Inc.*..........................       5,174,344
    1,650  Tektronix, Inc...................................         122,100
   14,700  Tellabs, Inc.*...................................       1,006,031
    6,300  Teradyne, Inc.* .................................         463,050
   58,700  Texas Instruments, Inc...........................       4,031,956
   11,100  Unisys Corporation*..............................         161,644
   14,000  VERITAS Software Corporation*....................       1,582,218
    3,300  W.W. Grainger, Inc...............................         101,681
   23,800  Xerox Corporation................................         493,850
   11,600  Xilinx, Inc.*....................................         957,725
   19,500  Yahoo!, Inc.*....................................       2,415,563
           -----------------------------------------------------------------
           Total Technology.................................     146,684,853
           =================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

-------------------------------------------------------------------------------
42  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Shares         Common Stocks(54.8%)                               Market Value
==============================================================================

Transportation (0.3%)
---------------------
      5,200    AMR Corporation*................................       $137,475
     15,292    Burlington Northern Santa Fe Corporation........        350,760
      7,600    CSX Corporation.................................        161,025
      4,500    Delta Air Lines, Inc............................        227,531
     10,440    FedEx Corporation*..............................        396,720
      4,200    Kansas City Southern Industries, Inc............        372,488
     13,700    Norfolk Southern Corporation....................        203,787
      2,000    Ryder System, Inc...............................         37,875
     17,587    Southwest Airlines Company......................        333,054
      9,000    Union Pacific Corporation.......................        334,688
      2,500    US Airways Group, Inc.*.........................         97,500
               _______________________________________________________________
               Total Transportation............................      2,652,903
               ===============================================================

Utilities (1.3%)
----------------
     15,200    AES Corporation*................................        693,500
      4,800    Ameren Corporation..............................        162,000
     11,540    American Electric Power Company, Inc............        341,873
      5,600    Carolina Power & Light Company..................        178,850
      5,500    Cinergy Corporation.............................        139,906
      3,700    CMS Energy Corporation..........................         81,862
      7,800    Coastal Corporation.............................        474,825
      2,850    Columbia Energy Group...........................        187,031
      7,400    Consolidated Edison, Inc........................        219,225
      5,200    Constellation Energy Group, Inc.................        169,325
      8,615    Dominion Resources, Inc.........................        369,368
      5,100    DTE Energy Company..............................        155,869
     13,211    Duke Energy Corporation.........................        744,770
      1,000    Eastern Enterprises.............................         63,000
     11,800    Edison International............................        241,900
      8,300    El Paso Energy Corporation......................        422,781
     26,200    Enron Corporation...............................      1,689,900
      8,200    Entergy Corporation.............................        222,938
      8,100    FirstEnergy Corporation.........................        189,337
      3,400    Florida Progress Corporation....................        159,375
      6,300    FPL Group, Inc..................................        311,850
      4,300    GPU, Inc........................................        116,369
      4,000    New Century Energies, Inc.......................        120,000
      5,900    Niagara Mohawk Holdings, Inc.*..................         82,231
      1,600    Nicor, Inc......................................         52,200
      5,400    Northern States Power Company...................        109,013
        800    Oneok, Inc......................................         20,750
      6,100    PECO Energy Company.............................        245,906
      1,200    Peoples Energy Corporation......................        $38,850
     13,800    PG&E Corporation................................        339,825
      3,000    Pinnacle West Capital Corporation...............        101,625
      5,000    PPL Corporation.................................        109,687
      7,700    Public Service Enterprise Group, Inc............        266,613
     10,624    Reliant Energy, Inc.............................        314,072
      7,087    Sempra Energy...................................        120,479
     23,200    Southern Company................................        540,850
      9,370    TXU Corporation.................................        276,415
      6,400    Unicom Corporation..............................        247,600
     15,800    Williams Companies, Inc.........................        658,663
               _______________________________________________________________
               Total Utilities.................................     10,980,633
               ===============================================================
               _______________________________________________________________
               Total Common Stock
               (cost basis $345,079,074).......................   $449,142,212
               ===============================================================

Principal      Long-Term Fixed Income         Interest    Maturity    Market
Amount         Securities (33.6%)             Rate        Date        Value
=============================================================================

Asset Backed Securities (0.5%)
------------------------------
$ 1,000,000    California Infrastructure
               PG&E-1 Series 1997-1
               Class A8....................   6.480%      12/26/09    $958,450

  2,000,000    Chase Manhattan Auto
               Owner Trust Series
               1998-A......................   5.800       12/16/02   1,975,540

    250,000    Chemical Mastercard
               Trust Series 1996-1
               Class A.....................   5.550        9/15/03     247,987

  1,100,000    Green Tree Financial
               Corporation Series
               1993-2 Class A4.............   6.900        7/15/18   1,088,868

    200,000    NationsBank Credit
               Card Master Trust Series
               1993-2 Class A..............   6.000       12/15/05     193,104
               _______________________________________________________________
               Total Asset Backed Securities...................      4,463,949
               ===============================================================

Finance (1.9%)
--------------
  1,000,000    Allstate Corporation .......   6.750        5/15/18     862,041

    250,000    American Express
               Credit Corporation .........   6.125       11/15/01     245,931

    250,000    Associates Corporation
               of North America ...........   6.250        11/1/08     224,117

    375,000    Associates Corporation
               of North America ...........   6.000        12/1/02     364,168

    500,000    Avco Financial Services,
               Inc. .......................   6.000        8/15/02     487,593

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000 43

               SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal       Long-Term Fixed Income            Interest   Maturity   Market
Amount          Securities (33.6%)                Rate       Date       Value
================================================================================

Finance-continued
-----------------
$   500,000     Bank of America
                Corporation .....................  6.625%     8/1/07  $  470,128

    750,000     Bank of America
                Corporation .....................  6.625     6/15/04     728,449

  1,000,000     Bank of America
                Corporation .....................  5.875     2/15/09     883,210

    500,000     CIT Group, Inc. .................  6.375     10/1/02     486,697

  2,000,000     Citicorp ........................  6.375    11/15/08   1,850,112

  1,250,000     Countrywide Home
                Loans, Inc. .....................  6.935     7/16/07   1,163,694

    500,000     General Electric Capital
                Corporation .....................  8.090      4/1/04     513,154

    250,000     Household Finance
                Corporation .....................  7.250     7/15/03     246,796

  1,500,000     Household Finance
                Corporation .....................  6.400     6/17/08   1,358,067

    340,000     J.P. Morgan & Company, Inc.......  6.250    12/15/05     319,725

  1,000,000     Lehman Brothers
                Holdings, Inc. ..................  7.000     5/15/03     976,092

  1,500,000     Merrill Lynch & Company, Inc.....  6.000     2/17/09   1,327,158

    750,000     Morgan Stanley Dean
                Witter & Company ................  6.875      3/1/03     742,072

    500,000     Northern Trust
                Company .........................  6.700     9/15/05     486,176

    250,000     Norwest Financial, Inc. .........  7.000     1/15/03     247,690

  1,000,000     U.S. Bancorp ....................  7.625      5/1/05   1,002,678

    750,000     U.S. Bancorp ....................  6.000     5/15/04     710,512
                ________________________________________________________________
                Total Finance......................................   15,696,260
                ================================================================

Industrial-Consumer Goods (0.3%)
--------------------------------
  2,000,000     Coca-Cola Enterprises, Inc. .....  6.750     9/15/23   1,738,986

    250,000     Devon Energy
                Corporation ..................... 10.125    11/15/09     284,290
                ________________________________________________________________
                Total Industrial-Consumer Goods.....................   2,023,276
                ================================================================

Industrial-Energy (0.6%)
------------------------
    325,000     Baker Hughes, Inc. ..............  8.000     5/15/04     329,347

    250,000     Columbia Energy Group ...........  7.320    11/28/10     241,265

    650,000     Enron Corporation ...............  7.125     5/15/07     627,946

  1,000,000     Enterprise Oil plc ..............  6.500      5/1/05     943,912

    250,000     Petro-Canada, Ltd. ..............  8.600     1/15/10     270,648

  1,400,000     Texaco Capital, Inc. ............  8.500     2/15/03   1,439,462

 $1,000,000     Tosco Corporation ...............  9.625%    3/15/02  $1,034,528
                ________________________________________________________________
                Total Industrial-Energy.............................   4,887,108
                ================================================================

Industrial-Manufacturing (1.5%)
-------------------------------
    500,000     Boeing Company...................  8.100    11/15/06     517,303

    500,000     Crown Cork & Seal
                Company, Inc. ...................  6.750     4/15/03     465,270

  1,500,000     DaimlerChrysler North
                American Holdings
                Corporation .....................  7.200      9/1/09   1,449,088

  1,000,000     Ford Motor Credit
                Company .........................  7.750    11/15/02   1,006,471

  2,000,000     Ford Motor Credit
                Company .........................  7.450     7/16/31   1,874,458

    500,000     General Motors
                Acceptance Corporation .........   9.625    12/15/01     515,554

    250,000     Honeywell International,
                Inc. ...........................   8.625     4/15/06     263,861

    500,000     International Business
                Machines Corporation ............  7.500     6/15/13     509,355

    500,000     Johnson Controls,
                Inc. ............................  7.125     7/15/17     473,248

  2,000,000     Matsushita Electric
                Industries, Ltd. ................  7.250      8/1/02   1,999,502

    250,000     Noranda, Inc. ...................  8.000      6/1/03     249,397

  1,000,000     Raytheon Company ................  6.750     3/15/18     852,223

  1,000,000     Temple-Inland,
                Inc. ............................  7.250     9/15/04     986,282

  1,500,000     Thermo Electron
                Corporation ....................   7.625    10/30/08   1,418,583
                ________________________________________________________________
                Total Industrial-Manufacturing.....................   12,580,595
                ================================================================

Industrial-Services (0.6%)
--------------------------
    200,000     Abbott Laboratories .............  6.800     5/15/05     200,683

    250,000     Aventis SA ......................  7.750     1/15/02     250,348

  1,000,000     Cox Communications, Inc. ........  6.400      8/1/08     917,282

    510,000     Eli Lilly and Company ...........  6.570      1/1/16     486,183

    500,000     Hertz Corporation ...............  7.000      7/1/04     488,350

  2,500,000     Wal-Mart Stores, Inc. ...........  6.875     8/10/09   2,444,648
                ________________________________________________________________
                Total Industrial-Services...........................   4,787,494
                ================================================================

Industrial-Transportation (0.4%)
--------------------------------
  1,000,000     Burlington Northern
                Santa Fe Corporation ............  6.050     3/15/01     992,493

  2,000,000     Union Pacific
                Corporation .....................  6.340    11/25/03   1,914,076
                ________________________________________________________________
                Total Industrial-Transportation.....................   2,906,569
                ================================================================

 The accompanying notes to the financial statements are an integral part of this schedule

--------------------------------------------------------------------------------
44  Balanced Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal   Long-Term Fixed Income  Interest   Maturity      Market
Amount      Securities (33.6%)      Rate       Date          Value%
-------------------------------------------------------------------

Sovereign/Provincial (1.0)%
---------------------------

$1,500,000  Export-Import Bank of
            Korea....................6.500%    11/15/06  $1,427,226

 1,200,000  Inter-American
            Development Bank.........5.375     11/18/08   1,064,351

 1,000,000  International Bank for
            Reconstruction and
            Development..............5.625      3/17/03     966,973

 1,000,000  Ontario Hydro............7.450      3/31/13   1,004,154

   500,000  Province of British
            Columbia.................7.250       9/1/36     480,470

   500,000  Province of
            Newfoundland.............8.650     10/22/22     554,960

   500,000  Province of
            Saskatchewan.............8.000      7/15/04     508,238

 1,000,000  Resolution Funding
            Corporation..............8.625      1/15/21   1,199,893

 1,000,000  United Mexican States....9.875      1/15/07   1,030,000

            -------------------------------------------------------
            Total Sovereign/Provincial....................8,236,265
            =======================================================

Commercial Mortgage Backed Securities (0.5%)
--------------------------------------------

 1,000,000  First Union-Lehman
            Brothers - Bank of
            America Series
            1998-C2 Class A2.........6.560     11/18/08     949,118

 1,146,204  Morgan Stanley Capital,
            Inc. Series 1998-WF1
            Class A1.................6.250      7/15/07   1,109,049

 1,900,000  Nationslink Funding
            Corporation Series
            1999-1 Class A2..........6.316     11/20/08   1,770,222

            -------------------------------------------------------
            Total Commercial Mortgage
            Backed Securities.............................3,828,389
            =======================================================

Federal Home Loan Mortgage Corporation (4.1%)
---------------------------------------------

   895,191  Federal Home Loan
            Mortgage Corporation
            Gold 7-Yr.Balloon........6.000       4/1/06     859,223

   945,895  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..7.500       9/1/14     943,928

    77,936  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..7.500       8/1/10      77,965

   255,190  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..7.000       8/1/12     250,797

    91,458  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..7.000      11/1/10      90,101

   954,200  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.500       6/1/14     921,001

   590,138  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.500       8/1/13     569,743

   331,408  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.500      11/1/12     320,482

  127,585   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.500       4/1/09     124,326

  974,293   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.000       4/1/14     923,864

  912,061   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.000       4/1/14     865,031

  908,444   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.000       2/1/14     861,423

  381,340   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..6.000       5/1/12     362,342

  882,393   Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.Pass Through..5.500       4/1/14     819,221

   40,263   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..9.000       4/1/25      41,568

  598,680   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..9.000      11/1/24     618,551

  169,975   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.500       7/1/27     173,406

   55,792   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.500       9/1/25      56,993

  191,633   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000      10/1/27     192,840

  487,553   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000       6/1/27     490,623

  132,606   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000       3/1/27     133,572


                              Balanced Portfolio

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  45

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal   Long-Term Fixed Income  Interest   Maturity      Market
Amount      Securities (33.6%)      Rate       Date          Value
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation-continued)
-------------------------------------------------
$  78,324   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000%    11/1/26      $ 78,895

   92,247   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000      1/1/26        92,938

  194,040   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..8.000      6/1/12       196,201

  994,782   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      1/1/30       981,345

  993,766   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500     11/1/29       980,779

  301,179   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      5/1/28       297,812

  291,655   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500     12/1/27       288,395

  262,115   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500     11/1/27       259,185

  224,560   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      4/1/27       222,049

  104,783   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      1/1/27       103,758

   77,519   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      8/1/26        76,760

   61,523   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500      7/1/26        60,921

  102,924   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.500     11/1/25       101,957

  994,995   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      1/1/30       961,234

  991,173   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000     10/1/29       957,851

  974,965   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      9/1/29       942,188

  912,436   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      5/1/29       881,760

$ 547,361   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000%    10/1/28      $529,143

  626,412   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      7/1/28       605,562

  425,793   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      3/1/28       411,621

  298,460   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      9/1/27       288,833

  329,520   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      5/1/27       318,892

  297,909   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      2/1/27       288,301

  149,521   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      5/1/26       144,725

  121,882   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      9/1/25       117,983

  753,556   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..7.000      2/1/11       742,380

  996,948   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      8/1/29       941,339

  973,211   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      7/1/29       918,926

  966,862   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      7/1/29       912,931

  968,887   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      4/1/29       914,843

  932,217   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      3/1/29       880,583

  989,841   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through..6.500      1/1/29       935,015

  923,443   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through  6.500      1/1/29       872,294

  980,796   Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.Pass Through  6.500     11/1/28       926,471

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
46 Balanced Portfolio Schedule of Investments(Unlimited)

                 SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal      Long-Term Fixed Income        Interest  Maturity   Market
Amount         Securities(33.6%)             Rate      Date       Value
---------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation-continued)
-------------------------------------------------
$ 889,329      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.500%     6/1/28  $   840,070

  413,714      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.500     12/1/27      391,218

  372,847      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.500      2/1/27      352,573

  164,512      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.500     11/1/26      155,711

  144,941      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.500      4/1/24      137,906

  971,429      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.000      7/1/29      890,524

  962,744      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.000      5/1/29      882,100

  948,225      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.000      3/1/29      868,797

  847,348      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.000      5/1/28      776,777

  188,190      Federal Home Loan
               Mortgage Corporation
               Gold 30-Yr. Pass Through..... 6.000      7/1/26      173,189

               ------------------------------------------------------------
               Total Federal Home Loan
               Mortgage Corporation...........................   33,399,735
               ============================================================

Federal National Mortgage Association (4.5%)
--------------------------------------------
  168,080      Federal National
               Mortgage Association
               Conventional
               7-Yr. Balloon................ 7.000      6/1/04      166,416

  123,166      Federal National
               Mortgage Association
               Conventional
               7-Yr. Balloon................ 6.500     10/1/03      121,139

  244,363      Federal National
               Mortgage Association
               Conventional
               7-Yr. Balloon................ 6.000     12/1/03      237,099

   33,307      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 9.000      4/1/10       34,540

$  27,218      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 9.000%     4/1/10  $    28,226

  110,578      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 8.000      5/1/11      111,868

  992,902      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 7.500      4/1/15      989,309

   95,192      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 7.500      7/1/11       95,152

  355,410      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 7.000     12/1/12      349,075

  624,651      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 7.000     10/1/12      613,517

  134,746      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 7.000      6/1/11      132,502

  857,667      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.500      6/1/13      827,571

  296,291      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.500      7/1/12      286,369

  809,812      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.500      5/1/12      782,692

  113,628      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.500      7/1/11      110,029

  898,443      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.000     12/1/13      852,340

  823,897      Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through................. 6.000      3/1/13      780,203

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  47

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal      Long-Term Fixed Income        Interest  Maturity   Market
Amount         Securities(33.6%)             Rate      Date       Value
---------------------------------------------------------------------------

Federal National Mortgage Association-continued
-----------------------------------------------
$  120,887     Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through.................  6.000%    2/1/11   $  115,134

   866,137     Federal National
               Mortgage Association
               Conventional 15-Yr.
               Pass Through.................  5.500    12/1/13      802,887

    69,753     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................. 10.500     8/1/20       74,738

    46,064     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  9.500     4/1/25       47,830

    91,770     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  9.000     9/1/26       94,490

 1,000,001     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.500     4/1/30    1,018,972

   182,427     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.500    10/1/29      185,888

    35,927     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.500     5/1/26       36,621

    74,361     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.500    11/1/25       75,803

   510,975     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000    12/1/27      513,662

   839,114     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000     9/1/27      843,528

   105,225     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000     7/1/27      105,779

    81,736     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000    11/1/26       82,203

$   65,219     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000%    8/1/26   $   65,591

    80,789     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  8.000     1/1/26       81,274

   997,906     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     3/1/30      983,491

   845,237     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     3/1/29      835,044

   352,980     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500    12/1/27      348,723

   504,928     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     8/1/27      498,838

   157,299     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     5/1/27      155,402

    92,435     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     2/1/27       91,452

    72,048     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500    12/1/26       71,282

    63,952     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     9/1/26       63,272

   702,522     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     8/1/26      695,054

   104,768     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     7/1/26      103,654

   109,480     Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through.................  7.500     9/1/25      108,348

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
48  Balanced Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal      Long-Term Fixed Income       Interest      Maturity       Market
Amount          Securities(33.6%)            Rate          Date           Value
================================================================================
Federal National Mortgage Association-continued
-----------------------------------------------

$ 104,037      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.500%        10/1/24       $103,127

  972,353      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000         11/1/29        938,755

  971,516      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000         11/1/29        937,947

  948,345      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          7/1/29         15,577

  957,015      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          3/1/29        924,281

  658,591      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000         12/1/28        636,064

  142,865      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000         11/1/28        137,979

  867,132      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          8/1/28        837,472

  612,625      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          2/1/28        592,236

  292,073      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000         10/1/27        282,353

  345,336      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          7/1/27        333,843

  278,377      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          3/1/27        269,147

  226,068      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          1/1/27        218,573

$ 132,921      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000%        11/1/26       $128,514

  115,181      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          3/1/26        111,362

  105,113      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 7.000          1/1/26        101,662

  993,242      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          8/1/29        936,812

  961,999      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          7/1/29        907,344

  982,832      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          6/1/29        926,994

  965,021      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          6/1/29        910,194

  918,521      Federal National
               Mortgage Association
               Conventional  30-Yr.
               Pass Through................ 6.500         11/1/28        866,719

  800,578      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500         11/1/28        755,428

  907,675      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500         10/1/28        856,485

  941,129      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          8/1/28        888,052

  732,525      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through................ 6.500          7/1/28        691,213

  844,774      Federal National
               Mortgage Association
               Conventional 30-Yr.
               PassThrough................. 6.500          3/1/28        797,131

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  49

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal      Long-Term Fixed Income       Interest       Maturity     Market
Amount          Securities(33.6%)            Rate            Date       Value
===============================================================================
Federal National Mortgage Association-continued
-----------------------------------------------

$ 848,548      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.500%        2/1/28       $801,505

  361,928      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.500         7/1/27        341,864

  163,963      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.500         3/1/26        155,033

  152,434      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.500         2/1/26        144,132

  997,553      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000        11/1/29        913,271

  960,523      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000         7/1/29        879,370

  929,454      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000         4/1/29        850,925


  823,505      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000        12/1/28        754,782

  891,515      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000         7/1/28        817,116

  159,992      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000         5/1/26        146,995

  915,924      Federal National
               Mortgage Association
               Conventional 30-Yr.
               Pass Through..............   6.000        11/1/13        867,349
               ----------------------------------------------------------------
               Total Federal National
               Mortgage Association................................  37,294,613
               ================================================================

Government National Mortgage Association.(3.0%)
-----------------------------------------------

  111,831      Government National
               Mortgage Association
               15-Yr. Pass Through.......   7.500         7/15/11        112,701

$ 273,526      Government National
               Mortgage Association
               15-Yr. Pass Through.......   7.000%        4/15/12       $271,251

  167,368      Government National
               Mortgage Association
               15-Yr. Pass Through.......   6.500         6/15/11        163,720

   79,646      Government National
               Mortgage Association
               15-Yr. Pass Through.......   6.500         5/15/09         78,058

  039,688      Government National
               Mortgage Association
               15-Yr. Pass Through.......   6.000         7/15/14        989,617

  147,469      Government National
               Mortgage Association
               15-Yr. Pass Through.......   6.000         4/15/11        141,550

  151,390      Government National
               Mortgage Association
               30-Yr. Pass Through.......   9.500         2/15/28        157,659

   31,271      Government National
               Mortgage Association
               30-Yr. Pass Through.......   9.500        12/15/24         32,592

  115,489      Government National
               Mortgage Association
               30-Yr. Pass Through.......   9.000        12/15/26        119,379

   41,458      Government National
               Mortgage Association
               30-Yr. Pass Through.......   9.000         8/15/26         42,854

  237,332      Government National
               Mortgage Association
               30-Yr. Pass Through.......   9.000         3/15/25        245,426

  994,633      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.500         9/15/29      1,018,760

   37,290      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.500        11/15/26         38,241

   66,706      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.500         7/15/26         68,407

  128,814      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.500         6/15/26        132,099

  999,424      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.000         5/15/30      1,010,507

  597,944      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.000        11/15/28        605,961

  517,470      Government National
               Mortgage Association
               30-Yr. Pass Through.......   8.000         3/15/28        523,549

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
50  Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal  Long-Term Fixed Income      Interest      Maturity  Market
Amount     Securities (33.6%)          Rate          Date      Value
-------------------------------------------------------------------------

Government National Mortgage Association-continued

$ 209,582  Government National
           Mortgage Association
           30-Yr. Pass Through.........8.000%         8/15/27  $212,206

  188,811  Government National
           Mortgage Association
           30-Yr. Pass Through.........8.000          6/20/27   189,985

  217,527  Government National
           Mortgage Association
           30-Yr. Pass Through.........8.000         11/15/26   220,443

   49,453  Government National
           Mortgage Association
           30-Yr. Pass Through.........8.000          4/15/26    50,117

   69,020  Government National
           Mortgage Association
           30-Yr. Pass Through.........8.000          6/15/25    70,010

  996,659  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          1/15/30   989,736

  963,654  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          8/15/29   957,483

  887,942  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          7/15/28   882,614

  392,369  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500         11/15/27   390,149

  534,230  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          4/15/27   531,207

  148,683  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          1/15/27   147,842

  201,955  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500         10/15/26   200,879

  125,605  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500         10/15/26   124,936

  142,129  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          5/15/26   141,372

   98,242  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          4/15/26    97,719

  113,417  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.500          8/15/25   112,869

  994,016  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          6/15/29   966,810

$ 958,196  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          4/15/29  $931,970

  899,907  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          7/15/28   875,456

  742,420  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000         11/15/27   722,676

  167,281  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000         11/15/27   162,832

  741,457  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000         10/15/27   721,739

   21,933  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000         10/15/27    21,350

  699,079  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          6/15/26   681,006

  137,866  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          5/15/26   134,302

  361,587  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          4/15/26   352,239

  329,444  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          1/15/26   320,927

  159,846  Government National
           Mortgage Association
           30-Yr. Pass Through.........7.000          1/15/26   155,713

  979,179  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500          4/15/29   929,321

  948,716  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500          3/15/29   900,409

  960,752  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500          1/15/29   911,833

  958,662  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500          9/15/28   909,993

  939,396  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500          7/15/28   891,704

  426,231  Government National
           Mortgage Association
           30-Yr. Pass Through.........6.500         10/15/27   405,193

Balanced Portfolio

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 51

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal  Long-Term Fixed Income      Interest      Maturity  Market
Amount     Securities (33.6%)          Rate          Date      Value
-------------------------------------------------------------------------

Government National Mortgage Association--continued
---------------------------------------------------

$ 182,679  Government National
           Mortgage Association
           30-Yr. Pass Through....6.500%        3/15/26       $ 173,910

  986,086  Government National
           Mortgage Association
           30-Yr. Pass Through....6.000         6/15/29         908,215

  955,025  Government National
           Mortgage Association
           30-Yr. Pass Through....6.000        12/15/28         880,127

  207,662  Government National
           Mortgage Association
           30-Yr. Pass Through....6.000         5/15/26         192,477

           -------------------------------------------------------------
           Total Government National
           Mortgage Association..............................24,222,100
           =============================================================

U.S. Government Agency (3.3%)
-----------------------------

 2,020,000 Federal Home Loan
           Bank...................6.625         8/27/07       1,967,490

   500,000 Federal Home Loan
           Bank...................5.865          6/2/03         485,184

   765,000 Federal Home Loan
           Mortgage Corporation...7.750         11/7/01         772,887

   500,000 Federal Home Loan
           Mortgage Corporation...7.375         5/15/03         504,755

 2,000,000 Federal Home Loan
           Mortgage Corporation...6.250         7/15/04       1,944,610

 1,725,000 Federal Home Loan
           Mortgage Corporation...6.220         3/24/03       1,692,639

 1,330,000 Federal Home Loan
           Mortgage Corporation...5.990         12/1/03       1,288,148

 2,000,000 Federal National
           Mortgage Association...7.125         1/15/30       2,004,942

 2,000,000 Federal National
           Mortgage Association...7.120          7/3/06       1,998,056

   250,000 Federal National
           Mortgage Association...6.700        11/10/05         242,192

 2,500,000 Federal National
           Mortgage Association...6.625         1/15/02       2,489,693

 2,000,000 Federal National
           Mortgage Association...6.000         5/15/08       1,861,460

 2,250,000 Federal National
           Mortgage Association...5.750         6/15/05       2,132,062

 1,500,000 Federal National
           Mortgage Association...5.625         4/17/28       1,229,280

$1,750,000 Federal National
           Mortgage Association...5.125%        2/13/04      $1,644,120

   845,000 Private Export Funding
           Corporation............8.400%        7/31/01         857,738

   150,000 Private Export Funding
           Corporation............6.240         5/15/02         148,259

 1,500,000 Student Loan Marketing
           Association............7.300          8/1/12       1,516,684

 2,000,000 Tennesee Valley
           Authority..............6.375         6/15/05       1,944,124

           -------------------------------------------------------------
           Total U.S. Government Agency......................26,724,323
           =============================================================

U.S. Treasury Securities (10.2%)
--------------------------------

   200,000 U.S. Treasury Bonds...10.375        11/15/12         246,125
 1,275,000 U.S. Treasury Bonds....9.875        11/15/15       1,727,625
 1,925,000 U.S. Treasury Bonds....8.875         2/15/19       2,472,422
 1,500,000 U.S. Treasury Bonds....8.750         5/15/17       1,885,313
 1,225,000 U.S. Treasury Bonds....8.250         2/15/20       1,533,163
   700,000 U.S. Treasury Bonds....8.125         8/15/21         853,563
 2,350,000 U.S. Treasury Bonds....8.125         8/15/19       2,834,688
 1,200,000 U.S. Treasury Bonds....7.875         2/15/21       1,425,000
 1,500,000 U.S. Treasury Bonds....7.625         2/15/25       1,769,063
   250,000 U.S. Treasury Bonds....7.625        11/15/22         291,953
 1,100,000 U.S. Treasury Bonds....7.500        11/15/24       1,279,437
   400,000 U.S. Treasury Bonds....7.250         8/15/22         448,750
 1,750,000 U.S. Treasury Bonds....7.250         5/15/16       1,925,546
   625,000 U.S. Treasury Bonds....7.125         2/15/23         693,359
 1,500,000 U.S. Treasury Bonds....6.875         8/15/25       1,630,781
 2,475,000 U.S. Treasury Bonds....6.750         8/15/26       2,659,850
 1,500,000 U.S. Treasury Bonds....6.250         8/15/23       1,509,375
 2,325,000 U.S. Treasury Bonds....6.125        11/15/27       2,317,734
 1,250,000 U.S. Treasury Bonds....5.500         8/15/28       1,146,484
 1,600,000 U.S. Treasury Notes...11.875        11/15/03       1,863,499
 1,575,000 U.S. Treasury Notes...10.750         5/15/03       1,752,188
 1,500,000 U.S. Treasury Notes...10.750         2/15/03       1,653,750
 1,100,000 U.S. Treasury Notes....9.375         2/15/06       1,257,781
   300,000 U.S. Treasury Notes....8.000        11/15/21         362,062
 2,225,000 U.S. Treasury Notes....7.875         8/15/01       2,257,679
 2,400,000 U.S. Treasury Notes....7.500         2/15/05       2,517,000
 1,225,000 U.S. Treasury Notes....7.500         5/15/02       1,247,585
 2,205,000 U.S. Treasury Notes....7.500        11/15/01       2,233,250
 2,550,000 U.S. Treasury Notes....7.250         8/15/04       2,635,264
 2,125,000 U.S. Treasury Notes....7.250         5/15/04       2,190,741
   375,000 U.S. Treasury Notes....7.000         7/15/06         388,476

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
52  Balanced Portfolio Schedule of Investments (Unaudited)

Principal  Long-Term Fixed Income  Interest     Maturity      Market
Amount     Securities (33.6%)      Rate         Date          Value
-------------------------------------------------------------------------

U.S. Treasury Securities--continued
-----------------------------------

$2,875,000 U.S. Treasury Notes.....6.625%        4/30/02      $2,882,188
 2,200,000 U.S. Treasury Notes.....6.625         7/31/01       2,203,436
   875,000 U.S. Treasury Notes.....6.500        10/15/06         884,844
 1,000,000 U.S. Treasury Notes.....6.500         5/15/05       1,010,937
 2,000,000 U.S. Treasury Notes.....6.500         5/31/02       2,001,250
 2,750,000 U.S. Treasury Notes.....6.375         9/30/01       2,744,844
 2,500,000 U.S. Treasury Notes.....6.250         6/30/02       2,491,405
 1,225,000 U.S. Treasury Notes.....6.250         1/31/02       1,220,406
   700,000 U.S. Treasury Notes.....6.125         8/15/07         695,843
 2,850,000 U.S. Treasury Notes.....6.125        12/31/01       2,833,969
   925,000 U.S. Treasury Notes.....6.000         8/15/09         917,484
 2,400,000 U.S. Treasury Notes.....5.875        11/15/05       2,358,749
 2,400,000 U.S. Treasury Notes.....5.875         2/15/04       2,367,000
 2,650,000 U.S. Treasury Notes.....5.750         8/15/03       2,604,452
 2,600,000 U.S. Treasury Notes.....5.750        11/30/02       2,561,811
 1,000,000 U.S. Treasury Notes.....5.625         6/30/01       1,001,562
 2,150,000 U.S. Treasury Notes.....5.500         2/15/08       2,058,625
 2,400,000 U.S. Treasury Notes.....4.750        11/15/08       2,179,500

           -------------------------------------------------------------
           Total U.S. Treasury Securities.....................84,027,811
           =============================================================

Utility Bonds (1.2%)
--------------------

 2,000,000 AT&T Corporation........6.000         3/15/09       1,783,276

   500,000 Baltimore Gas &
           Electric Company........7.500         1/15/07         500,580

 2,000,000 Compania de
           Telecomunicaciones de
           Chile S.A...............8.375          1/1/06       1,974,448

 1,000,000 Public Service Electric
           and Gas Company.........6.375          5/1/08         932,698

   500,000 Reliant Energy, Inc.....9.375          6/1/01         508,634

   250,000 PacifiCorp..............6.750          4/1/05         241,871

   506,000 Sprint Capital
           Corporation ............5.875          5/1/04         476,689

   500,000 Texas Utilities Electric
           Company.................8.250          4/1/04         513,196

 1,000,000 Virginia Electric and
           Power Company...........6.625          4/1/03         979,891

 2,000,000 WorldCom, Inc...........6.950         8/15/28       1,767,026

           -------------------------------------------------------------
           Total Utility Bonds.................................9,678,309
           =============================================================
           -------------------------------------------------------------
           Total Long-Term Fixed Income
           Securities Investments
           (amortized cost basis $284,674,459................274,756,796
           =============================================================

$20,117,000 Countrywide Home
            Loans, Inc.............6.650-          7/11-
                                   6.820%       7/18/00     $ 20,069,354

  9,689,000 Ford Motor Credit
            Company................6.540-           7/7-
                                   6.550        7/11/00        9,676,592

  1,000,000 General Electric Capital
            Corporation............6.560         7/3/00          999,636

 17,986,000 Goldman Sachs
            Group, L.P. ...........6.540-          7/10-
                                   6.600        7/19/00       17,946,097

  6,384,000 GTE Corporation .......6.570        7/13/00        6,370,019
  3,595,000 Merrill Lynch &
            Company, Inc. .........6.560        7/14/00        3,586,484

  4,657,000 Toyota Motor
            Corporation /4/........6.540        7/20/00        4,640,926

  7,164,000 Transamerica Finance
            Corporation............6.570        7/26/00        7,131,314

  8,726,000 Wisconsin Energy
            Corporation ...........6.580        7/21/00        8,694,102

 13,746,000 Xerox Credit                            7/5-
            Corporation ...........6.700         7/6/00       13,734,836

           -------------------------------------------------------------
           Total Short-Term Investments
           (amortized cost basis $92,849,360).................92,849,360
           =============================================================
           -------------------------------------------------------------
           Total Investments (99.7%)
           (amortized cost basis $722,602,893)...............816,748,368
           =============================================================
           -------------------------------------------------------------
           Other Assets,
           Less Liabilities (0.3%).............................2,499,709
           =============================================================
           -------------------------------------------------------------
           Net Assets (100.0%)..............................$819,248,077
           =============================================================

 *  Non-income producing securities

----------------
/1/ The interest rate shown reflects the discount rate at the date of purchase.

/4/ 4(2) Commercial paper

See page 79 for a complete discussion of Investment Terms.

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  53

                 [LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT


               AAL Variable Product High Yield Bond Portfolio
               SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)


               Investment Objective
               --------------------
               The portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as junk bonds.


Principal  Long-Term               Interest       Maturity     Market
Amount     Obligations (89.5%)     Rate           Date         Value
---------------------------------------------------------------------

Finance (3.1%)
--------------
$ 400,000  AMRESCO, Inc.............10.000%       3/15/04   $202,000
  500,000  Imperial Credit
           Industries, Inc...........9.875        1/15/07    348,750
  500,000  Sovereign Bancorp, Inc...10.500       11/15/06    493,750
           ---------------------------------------------------------
           Total Finance...................................1,044,500
           =========================================================

Industrial-Consumer Goods (4.9%)
--------------------------------
  400,000  Doskocil Manufacturing
           Company, Inc.............10.125        9/15/07    120,000
  350,000  Fresh Foods, Inc.........10.750         6/1/06    217,000
  350,000  O'Sullivan Industries,
           Inc......................13.375       10/15/09    337,750
      350  O'Sullivan Industries,
           Inc. (Warrants Junior
           Preferred)*..............                           5,250
      350  O'Sullivan Industries,
           Inc. (Warrants)*.........                           3,500
  350,000  Salton, Inc..............10.750       12/15/05    344,750
   23,947  SFC New Holdings,
           Inc. Subordinated Notes...0.000       12/15/09          0
  350,000  Smithfield Foods, Inc.....7.625        2/15/08    313,250
  500,000  Viskase Companies,
           Inc......................10.250        12/1/01    275,000
           ---------------------------------------------------------
           Total Industrial-Consumer Goods.................1,616,500
           =========================================================

Industrial-Energy (4.2%)
------------------------
   29,809  Abraxas Petroleum
           Corporation (Warrants)*.....                       14,904
  250,000  Crown Central
           Petroleum Corporation....10.875         2/1/05    216,875
$ 250,000  KCS Energy, Inc. /3/.....11.000%       1/15/03   $237,500
  500,000  Pioneer Natural
           Resources Company.........9.625         4/1/10    516,314
  400,000  RBF Finance Company......11.000        3/15/06    428,500
    2,491  TransTexas Gas
           Corporation..............15.000        3/15/05      1,694
           ---------------------------------------------------------
           Total Industrial-Energy.........................1,415,787
           =========================================================

Industrial-Manufacturing (26.9%)
--------------------------------
  500,000  Algoma Steel
           Corporation..............12.375        7/15/05    435,000
  500,000  American Standard, Inc....7.625        2/15/10    457,500
  500,000  Anchor Glass
           Containers Corporation...11.250         4/1/05    380,000
  350,000  Anvil Knitwear, Inc......10.875        3/15/07    307,125
  250,000  APP China Group,
           Ltd. (2).................14.000        3/15/10    157,500
  350,000  Breed Technologies,
           Inc. (3)..................9.250        4/15/08      2,188
  350,000  Building Materials
           Corporation...............7.750        7/15/05    287,875
  500,000  Envirosource, Inc.........9.750        6/15/03    200,000
  500,000  Federal-Mogul
           Corporation...............7.875         7/1/10    348,443
  250,000  Four M Corporation.......12.000         6/1/06    230,000
  350,000  Galey & Lord, Inc.........9.125         3/1/08    155,750
  350,000  Global Imaging
           Systems, Inc.............10.750        2/15/07    297,500
  350,000  High Voltage Engineering
           Corporation..............10.500        8/15/04    241,500

  The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
54  High Yield Bond Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal  Long-Terme                                        Interest         Maturity        Market
Amount     Obligations (89.5%)                               Rate             Date            Value
-----------------------------------------------------------------------------------------------------
Industrial-Manufacturing--continued
----------------------------------
$ 500,000  HydroChem Industrial Services, Inc............... 10.375%           8/1/07      $  382,500
  350,000  IMPAC Group, Inc................................. 10.125           3/15/08         379,750
  350,000  Indah Kiat Fiat Mauritius, Ltd................... 10.000            7/1/07         213,500
  500,000  Indesco International, Inc.......................  9.750           4/15/08         185,000
  500,000  LaRoche Industries, Inc. /3/.....................  9.500           9/15/07         105,000
  500,000  Lear Corporation.................................  8.110           5/15/09         455,410
  350,000  Lyondell Chemical Company........................  9.625            5/1/07         344,750
  350,000  Metromedia Fiber Network, Inc.................... 10.000          11/15/08         344,750
  400,000  Morris Material Handling Corporation /3/.........  9.500            4/1/08          52,000
  200,000  Ntex, Inc........................................ 11.500            6/1/06          67,750
  250,000  Omega Cabinets, Ltd.............................. 10.500           6/15/07         230,000
  500,000  PCI Chemicals Canada, Inc........................  9.250          10/15/07         310,000
  250,000  RBX Corporation.................................. 12.000           1/15/03         137,500
  350,000  Royster-Clark, Inc............................... 10.250            4/1/09         285,250
  250,000  Russell-Stanley Holdings, Inc.................... 10.875           2/15/09         162,500
  350,000  Sheffield Steel Corporation...................... 11.500           12/1/05         245,000
  350,000  Stone Container Corporation...................... 10.750           10/1/02         354,812
  500,000  Sweetheart Cup Company, Inc...................... 10.500            9/1/03         455,000
  250,000  Talon Automotive Group LLC.......................  9.625            5/1/08         110,000
  500,000  Viasystems Group, Inc............................  9.750            6/1/07         432,500
  250,000  Westpoint Stevens, Inc...........................  7.875           6/15/05         208,750

           ------------------------------------------------------------------------------------------
           Total Industrial-Manufacturing............................................       8,962,103
           ==========================================================================================

Industrial-Services (23.4%)
---------------------------
  600,000  Allied Waste, Inc. North America.................  7.625            1/1/06         525,000
  500,000  AmeriServe Food Distribution, Inc./3/............  8.875          10/15/06          23,750
  300,000  Brown Shoe Company, Inc..........................  9.500          10/15/06         276,750
  250,000  Carmike Cinemas, Inc.............................  9.375            2/1/09         136,875
  500,000  Century Communications Corporation...............  8.750           10/1/07         453,750
$ 500,000  Charter Communication Holdings LLC...............  8.625%           4/1/09      $  439,375
  350,000  Classic Cable, Inc............................... 10.500            3/1/10         322,875
  500,000  Comcast Cable Communications, Inc................  6.200          11/15/08         450,504
  500,000  CSC Holdings, Inc................................  7.875           2/15/18         459,907
  500,000  Fleming Companies, Inc........................... 10.500           12/1/04         447,500
  350,000  Harrahs Operating Company, Inc...................  7.500           1/15/09         324,628
  350,000  Healthcare Company...............................  6.910           6/15/05         319,727
  500,000  HMH Properties, Inc..............................  7.875            8/1/05         462,500
  350,000  International Game Technology....................  7.875           5/15/04         336,000
  350,000  Mandalay Resort Group............................  7.625           7/15/13         287,000
  250,000  Mariner Post-Acute Network, Inc. /3/.............  9.500           11/1/07           2,500
  250,000  Pathmark Stores, Inc.............................  9.625            5/1/03         175,000
  250,000  Regal Cinemas, Inc...............................  9.500            6/1/08          60,000
  500,000  Riviera Holdings Corporation..................... 10.000           8/15/04         450,000
  500,000  Tenet Healthcare Corporation.....................  8.000           1/15/05         480,000
  500,000  Triad Hospitals Holdings, Inc.................... 11.000           5/15/09         511,250
  350,000  Trump Atlantic City Associates................... 11.250            5/1/06         246,750
  230,585  United Artists Theatre Circuit, Inc..............  9.300            7/1/15         153,715
  500,000  United Pan-Europe Communications NV.............. 10.875           11/1/07         450,000

           ------------------------------------------------------------------------------------------
           Total Industrial-Services................................................        7,795,356
           ==========================================================================================



Industrial Transportation (2.8%)
-------------------------------
  500,000  Allied Holdings, Inc.............................  8.625           10/1/07         443,125
  350,000  Petro Stopping Centers, L.P...................... 10.500            2/1/07         311,500
  250,000  Transportation Maritima Mexicana S.A. de C.V..... 10.000          11/15/06         170,000

           ------------------------------------------------------------------------------------------
           Total Industrial-Transportation...........................................         924,625
           ==========================================================================================

Utilities (24.2%)
----------------
  500,000  Call-Net Enterprises, Inc........................  9.375           5/15/09         307,500
  500,000  Calpine Corporation..............................  7.625           4/15/06         470,000
  500,000  CMS Energy Corporation...........................  7.500           1/15/09         447,268

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  55

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal  Long-Term                                      Interest          Maturity         Market
Amount     Obligations (89.5%)                            Rate              Date             Value
-----------------------------------------------------------------------------------------------------
Utilities--continued
--------------------
$ 750,000  Energy Corporation of America..................  9.500%            5/15/07     $   480,000
  500,000  FLAG Telecom Holdings, Ltd..................... 11.625             3/30/10         485,000
  500,000  Global Crossing Holdings, Ltd..................  9.125            11/15/06         478,750
  500,000  ICG Holdings, Inc..............................  0.000              5/1/06         413,750
  500,000  Level 3 Communications, Inc....................  9.125              5/1/08         448,750
  500,000  McLeod USA, Inc................................  0.000              3/1/07         410,000
  250,000  Metricom, Inc.................................. 13.000             2/15/10         171,250
      250  Metricom, Inc. (Warrants)*.....................                                      5,000
  500,000  Metrocall, Inc................................. 11.875             6/15/05         380,000
  500,000  Nextel Communications, Inc.....................  9.375            11/15/09         477,500
  350,000  Nextlink Communications, Inc................... 10.750              6/1/09         344,750
  500,000  Primus Telecommunications Group, Inc........... 11.250             1/15/09         390,000
  500,000  PSINet, Inc.................................... 10.000             2/15/05         460,000
  500,000  Rogers Cantel, Inc.............................  9.375              6/1/08         515,000
  500,000  Spectrasite Holdings, Inc......................  0.000             4/15/09         292,500
  350,000  USA Mobile Communications Holdings, Inc........  9.500              2/1/04         266,000
  500,000  Williams Communications Group, Inc............. 10.875             10/1/09         488,750
  350,000  Worldwide Fiber, Inc........................... 12.000              8/1/09         330,750

           ------------------------------------------------------------------------------------------
           Total Utilities...........................................................       8,062,518
           ==========================================================================================
           ------------------------------------------------------------------------------------------
           Total Long-Term Fixed Income Obligations
           (amortized cost basis $35,913,977)........................................     $29,821,389
           ==========================================================================================

                                                                                              Market
Shares     Common Stocks (0.1%)                                                               Value
=====================================================================================================

Energy (0.1%)
------------
   29,809  Abraxas Petroleum Corporation*............................................     $    44,714
      308  TransTexas Gas Corporation*...............................................           1,655

           ------------------------------------------------------------------------------------------
           Total Common Stocks
           (amortized cost basis $56,238)............................................     $    46,369
           ==========================================================================================

Energy (0.0%)
------------
    2,677  TransTexas Gas Corporation*..............................................      $        54
           ------------------------------------------------------------------------------------------
           Total Preferred Stocks
           (amortized cost basis $1,596)............................................      $        54
           ==========================================================================================


Principal  Short-Term                                       Interest          Maturity        Market
Amount     Obligations (3.5%)                               Rate(1)           Date            Value
-----------------------------------------------------------------------------------------------------

$1,166,000 Federal Home Loan
           Mortgage
           Corporation...................................   6.480%             7/3/00     $ 1,165,580
           ------------------------------------------------------------------------------------------
           Total Short-Term Investments
           (amortized cost basis $1,165,580)........................................        1,165,580
           ==========================================================================================
           ------------------------------------------------------------------------------------------
           Total Investments (93.1%)
           (amortized cost basis $37,137,391).......................................       31,033,392
           ==========================================================================================
           ------------------------------------------------------------------------------------------
           Other Assets,
           Less Liabilities (6.9%)..................................................        2,289,008
           ==========================================================================================
           ------------------------------------------------------------------------------------------
           Net Assets (100.0%)......................................................      $33,322,400
           ==========================================================================================

   * Non income-producing security

----------------
  /1/ The interest rate reflects the discount rate at the date of purchase.

  /2/ 144A Security

  /3/ Security in default

See page 79 for a complete discussion of Investment Terms.

The accompanying notes to the financial  statements are an integral part of this schedule.

--------------------------------------------------------------------------------
56  High Yield Bond Portfolio Schedule of Investments (Unaudited)

[LOGO]               AAL VARIABLE PRODUT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT

                         AAL Variable Product Bond Portfolio
                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)

           Investment Objective
           --------------------

           The Portfolio strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.

Principal    Long-Term Fixed Income     Interest       Maturity      Market
Amount       Securities (98.2%)         Rate           Date          Value
------------------------------------------------------------------------------

Asset Backed Securities (1.7%)
------------------------------
$ 250,000    American Express
             Master Trust Series
             1998-1 Class A............  5.900%         4/15/04       $242,415

  250,000    Chase Credit Card
             Master Trust Series
             1997-5 Class A............  6.194          8/15/05        245,007

  250,000    NationsBank Credit
             Card Master Trust Series
             1993-2 Class A............  6.000         12/15/05        241,380

  250,000    PECO Energy Transition
             Trust Series 1999-A
             Class A6..................  6.050           3/1/09        233,448

             -----------------------------------------------------------------
             Total Asset Backed Securities.........................    962,250
             =================================================================

Finance (6.7%)
--------------
  300,000    ABN Amro Bank
             New York..................  8.250           8/1/09        300,694

  250,000    Allstate Corporation......  7.875           5/1/05        252,026

  250,000    American Express
             Credit Corporation........  6.750           6/1/01        248,604

  250,000    Associates Corporation
             of North America..........  6.250          11/1/08        224,117

  500,000    Bank of America
             Corporation...............  5.875          2/15/09        441,605

  250,000    Chase Manhattan
             Corporation...............  6.000          2/15/09        221,302

  250,000    Commercial Credit
             Company...................  6.625         11/15/06        237,710

  468,000    Countrywide Home
             Loans, Inc................  7.450          9/16/03        462,103

  250,000    General Electric Capital
             Corporation...............  8.750          5/21/07        268,604

$ 250,000    Lehman Brothers
             Holdings, Inc.............  6.625%          4/1/04      $ 238,632

  100,000    Mack-Cali Realty LLP......  7.000          3/15/04         95,853

  500,000    Merrill Lynch &
             Company, Inc..............  6.000          2/17/09        442,386

  250,000    U.S. BancorP..............  7.625           5/1/05        250,669

             -----------------------------------------------------------------
             Total Finance.........................................  3,684,305
             =================================================================

Industrial-Consumer Goods (0.8%)
--------------------------------
  250,000    Kimberly-Clark
             Corporation...............  6.375           1/1/28        215,744
  250,000    PepsiCo, Inc..............  5.700          11/1/08        223,708

             -----------------------------------------------------------------
             Total Industrial-Consumer Goods.......................    439,452
             =================================================================

Industrial-Energy (3.0%)
------------------------
  250,000    Columbia Energy
             Group.....................  7.320         11/28/10        241,265

  250,000    Conoco, Inc...............  6.950          4/15/29        227,843

  250,000    Enron Corporation.........  6.875         10/15/07        238,311

  500,000    Enterprise Oil plc........  6.500           5/1/05        471,956

  250,000    PG&E Corporation..........  7.100           6/1/05        248,930

  200,000    Tosco Corporation.........  9.625          3/15/02        206,906

             -----------------------------------------------------------------
             Total Industrial-Energy...............................  1,635,211
             =================================================================

Industrial-Manufacturing (4.8%)
-------------------------------
  250,000    Caterpillar, Inc..........  9.000          4/15/06        266,656

  250,000    E.I. du Pont de Nemours
                & Company..............  6.875         10/15/09        243,132

  250,000    E.I. du Pont de Nemours
                & Company..............  6.750         10/15/04        246,870

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 57

                SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principal    Long-Term Fixed Income     Interest       Maturity      Market
Amount       Securities (98.2%)         Rate           Date          Value
------------------------------------------------------------------------------

Industrial-Manufacturing-continued
----------------------------------
$ 465,000    Ford Motor Credit
             Company...................  8.875%        4/1/06        $ 493,257

  250,000    Ford Motor Credit
             Company...................  8.200        2/15/02          252,902

  250,000    Hanson Overseas BV........  6.750        9/15/05          238,591

  250,000    Honeywell International,
             Inc.......................  7.500         3/1/10          250,501

  300,000    International Business
             Machines Corporation......  7.250        11/1/02          300,233

  350,000    Thermo Electron
             Corporation...............  7.625       10/30/08          331,003

             -----------------------------------------------------------------
             Total Industrial-Manufacturing........................  2,623,145
             =================================================================

Industrial-Services (2.1%)
--------------------------
  225,000    Abbott Laboratories.......  6.800        5/15/05          225,769

  250,000    Foster Wheeler
             Corporation...............  6.750       11/15/05          209,117

  250,000    TCI Communications,
             Inc.......................  6.375         5/1/03          243,877

  500,000    Wal-Mart Stores, Inc......  6.875        8/10/09          488,930

             -----------------------------------------------------------------
             Total Industrial-Services.............................  1,167,693
             =================================================================

Industrial-Transportation (0.8%)
--------------------------------
  500,000    Union Pacific
             Corporation...............  7.000         2/1/06          449,775

             -----------------------------------------------------------------
             Total Industrial-Transportation.......................    449,775
             =================================================================

Commercial Mortgage Backed Securities(1.2%)
-------------------------------------------
  264,509    Morgan Stanley Capital,
             Inc. Series 1998-WF1
             Class A1..................  6.250        7/15/07          255,934

  450,000    Nationslink Funding
             Corporation Series
             1999-1 Class A2...........  6.316       11/20/08          419,263

             -----------------------------------------------------------------
             Total Commercial Mortgage Backed Securities...........    675,197
             =================================================================

Federal Home Loan Mortgage Corporation (10.6)
---------------------------------------------
  142,393    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  7.500        12/1/09          142,545

   77,014    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  7.000         1/1/11           75,872

$ 182,601    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  6.500%        1/1/13        $ 176,291

  198,685    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  6.500        10/1/12          192,135

  469,322    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  6.000         4/1/14          445,121

  222,195    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  6.000         9/1/13          210,737

  457,993    Federal Home Loan
             Mortgage Corporation
             Gold 15-Yr. Pass Through..  5.500         3/1/14          425,204

  160,549    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  8.500        11/1/25          164,006

   65,852    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  8.000         1/1/26           66,345

  120,597    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.500        10/1/27          119,249

  131,872    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.500         7/1/27          130,582

   76,749    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.500         8/1/25           76,027

  495,485    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         7/1/29          478,827

  179,854    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         5/1/28          173,867

  400,724    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         8/1/27          387,800

  154,405    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         4/1/27          149,425

  112,553    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         6/1/26          108,942

  184,522    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  7.000         5/1/24          178,769

  481,889    Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through..  6.500         7/1/29          455,010

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
58  Bond Portfolio Schedule of Investments (Unaudited)

                    SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principle Long-Term Income                        Interest   Maturity   Market
Amount    Securities (98.2%)                      Rate        Date      Value
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation-continued
------------------------------------------------

$230,855  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.500%       2/1/29 $  218,068

 231,449  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.500       12/1/28    218,630

 244,617  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.500       10/1/28    231,068

 221,518  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.500        7/1/28    209,248

 117,407  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.500        4/1/24    111,526

 466,127  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.000        3/1/29    427,082

 232,030  Federal Home Loan
          Mortgage Corporation
          Gold 30-Yr. Pass Through................6.000        8/1/28    212,706

          ----------------------------------------------------------------------
          Total Federal Home Loan
          Mortgage Corporation........................................ 5,785,082
          ======================================================================

Federal National Mortgage Association (14.6%)
---------------------------------------------

 128,403  Federal National
          Mortgage Association
          Conventional 7-Yr.
          Balloon Pass Through....................6.500       10/1/03    126,290

 102,298  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................8.000        7/1/12    103,455

 107,259  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................7.500        7/1/11    107,145

  59,735  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................7.000        9/1/12     58,671

 199,539  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................6.500        6/1/13    192,537

 187,420  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................6.500       12/1/12    181,144

$445,833  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................6.000%      12/1/13 $  422,189

 132,203  Federal National
          Mortgage Association
          Conventional 15-Yr.
          Pass Through............................6.000        4/1/11    125,912

  69,753  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through...........................10.500        8/1/20     74,739

 154,704  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................9.000       11/1/27    159,334

  42,816  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................9.000        2/1/25     44,097

  51,163  Federal National
          Mortgage Association
          Conventional 30-Yr
          Pass Through............................8.500       12/1/25     52,155

  80,019  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................8.000        9/1/26     80,477

 133,443  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................8.000       12/1/24    134,490

 483,336  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.500       12/1/29    476,737

 142,803  Federal National
          Mortgage Association
          Conventional 30-Yr
          Pass Through............................7.500       11/1/27    141,080

  84,436  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.500        2/1/27     83,539

 117,202  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.500        1/1/26    115,990

 487,922  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000        9/1/29    471,062

 Bond Portfolio

The accompanying notes to the financial statements are an integral part of this schedule

--------------------------------------------------------------------------------
                                                               June 30, 2000  59

                   SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000


Principle Long-Term Income                        Interest   Maturity   Market
Amount    Securities (98.2%)                      Rate        Date      Value
================================================================================

Federal National Mortgage Association--continued
-----------------------------------------------

$498,000  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000%       3/1/29 $  480,792

 179,145  Federal National
          Mortgage Association
          Conventional 30-Yr.
          PassThrough.............................7.000       12/1/28    173,017

 227,433  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000       10/1/28    219,653

 135,281  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000        1/1/28    130,779

 124,062  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000        3/1/27    119,949

 142,400  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000        2/1/26    137,678

 174,305  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................7.000       10/1/25    168,581

 485,799  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500        8/1/29    458,199

 493,475  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500        7/1/29    465,439

 224,825  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500        2/1/29    212,146

 224,734  Federal National
          Mortgage Association
          Conventional 30-Yr.
          PassThrough.............................6.500        9/1/28    212,059

 191,037  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500        9/1/28    180,263

 206,228  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500        8/1/27    194,795

$161,836  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500%       5/1/26 $  153,022

 489,277  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.500       11/1/25    464,888

 472,986  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.000        3/1/29    433,515

 486,683  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.000       12/1/28    446,068

 221,708  Federal National
          Mortgage Association
          Conventional 30-Yr.
          Pass Through............................6.000        5/1/28    203,206

          ----------------------------------------------------------------------
          Total Federal National
          Mortgage Association........................................ 8,005,092
          ======================================================================

Government National Mortgage Association (8.8%)
-----------------------------------------------

 226,782  Government National
          Mortgage Association
          15-Yr Pass Through......................7.000       1/15/14    224,752

 122,694  Government National
          Mortgage Association
          15-Yr Pass Through......................6.500       6/15/09    120,246

  70,745  Government National
          Mortgage Association
          30-Yr Pass Through......................9.000       9/15/24     73,183

  63,459  Government National
          Mortgage Association
          30-Yr Pass Through......................8.500      12/15/26     65,077

 443,061  Government National
          Mortgage Association
          30-Yr Pass Through......................8.000      12/15/29    448,266

 124,698  Government National
          Mortgage Association
          30-Yr Pass Through......................8.000      10/15/26    126,369

 105,124  Government National
          Mortgage Association
          30-Yr Pass Through......................8.000       9/15/26    106,534

  81,882  Government National
          Mortgage Association
          30-Yr Pass Through......................8.000       6/15/25     83,057

 455,039  Government National
          Mortgage Association
          30-Yr Pass Through......................7.500      11/15/28    452,308

The accompanying notes to the financial statements are an integral part of this schedule

--------------------------------------------------------------------------------
60  Bond Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal   Long-Term Fixed Income       Interest      Maturity        Market
Amount      Securities (98.2%)           Rate          Date            Value
--------------------------------------------------------------------------------

Government National Mortgage Association-continued
--------------------------------------------------

$  169,138  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.500%       10/15/27      $   168,181

   121,922  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.500         3/15/27          121,232

   125,502  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.500         3/15/23          125,210

   493,352  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.000         3/15/29          480,232

   217,302  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.000         8/15/28          211,398

   195,952  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.000         1/15/28          190,628

   211,038  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.000        11/15/27          205,426

   114,809  Government National
            Mortgage Association
            30-Yr Pass Through..........  7.000         1/15/24          112,041

   485,301  Government National
            Mortgage Association
            30-Yr Pass Through..........  6.500         4/15/29          460,591

   493,215  Government National
            Mortgage Association
            30-Yr Pass Through..........  6.500         3/15/29          468,102

   233,475  Government National
            Mortgage Association
            30-Yr Pass Through..........  6.500        12/15/28          221,622

   224,628  Government National
            Mortgage Association
            30-Yr Pass Through..........  6.500         7/15/28          213,224

   163,388  Government National
            Mortgage Association
            30-Yr Pass Through..........  6.000         5/15/26          151,440

            --------------------------------------------------------------------
            Total Government National
            Mortgage Association....................................   4,829,119
            ====================================================================

Sovereign/Provincial (2.6%)
---------------------------

   250,000  African Development
            Bank........................  6.875        10/15/15          234,235

   500,000  Export-Import Bank
            of Korea....................  6.500        11/15/06          475,742

   250,000  Province of Manitoba........  6.125         1/19/04          242,356

   250,000  Province of Nova Scotia.....  7.250         7/27/13          242,275

   200,000  Resolution Funding
            Corporation.................  8.125        10/15/09          228,054

            --------------------------------------------------------------------
            Total Sovereign/Provincial...............................  1,422,662
            ====================================================================

U.S. Government Agency (9.1%)
----------------------------

   500,000  Federal Home Loan
            Bank........................  6.750          5/1/02          498,614

   250,000  Federal Home Loan
            Bank........................  6.500        11/29/05          243,973

   495,000  Federal Home Loan
            Bank........................  5.440        10/15/03          472,155

   255,000  Federal Home Loan
            Mortgage Corporation........  6.520          1/2/02          253,598

   300,000  Federal Home Loan
            Mortgage Corporation........  6.250        10/15/02          295,697

   500,000  Federal Home Loan
            Mortgage Corporation........  5.750         7/15/03          482,980

   475,000  Federal Home Loan
            Mortgage Corporation........  5.125        10/15/08          413,607

   450,000  Federal National
            Mortgage Association........  7.500         2/11/02          453,934

   100,000  Federal National
            Mortgage Association........  6.250         5/15/29           89,531

   500,000  Federal National
            Mortgage Association........  6.000         5/15/08          465,365

   500,000  Federal National
            Mortgage Association........  5.960         9/11/28          429,714

   225,000  Federal National
            Mortgage Association........  5.750         4/15/03          218,023

   200,000  Federal National
            Mortgage Association........  5.625         5/14/04          190,463

   250,000  Private Export Funding
            Corporation.................  6.240         5/15/02          247,099

   250,000  Tennessee Valley
            Authority...................  6.000         3/15/13          224,550

            --------------------------------------------------------------------
            Total U.S. Government Agency.............................  4,979,303
            ====================================================================

U.S. Treasury Securities (29.4%)
-------------------------------

  250,000  U.S. Treasury Bonds.......... 10.375         11/15/12         307,656

  250,000  U.S. Treasury Bonds..........  9.875         11/15/15         338,750

  350,000  U.S. Treasury Bonds..........  8.750          5/15/17         439,906

  350,000  U.S. Treasury Bonds..........  8.250          2/15/20         438,047


                                                                  Bond Portfolio

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  61

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000

Principal   Long-Term Fixed Income       Interest      Maturity      Market
Amount      Securities (98.2%)           Rate          Date          Value
----------------------------------------------------------------------------

U.S. Treasury Securities--continued
-----------------------------------
$ 100,000   U.S. Treasury Bonds.........  8.125%        8/15/21  $   121,938
  445,000   U.S. Treasury Bonds.........  8.125         5/15/21      541,787
  475,000   U.S. Treasury Bonds.........  8.125         8/15/19      572,969
  575,000   U.S. Treasury Bonds.........  7.875         2/15/21      682,813
  290,000   U.S. Treasury Bonds.........  7.625        11/15/22      338,665
  260,000   U.S. Treasury Bonds.........  7.500        11/15/24      302,413
  250,000   U.S. Treasury Bonds.........  6.875         8/15/25      271,797
  300,000   U.S. Treasury Bonds.........  6.750         8/15/26      322,406
  465,000   U.S. Treasury Bonds.........  6.625         2/15/27      493,045
  500,000   U.S. Treasury Bonds.........  6.375         8/15/27      514,219
  500,000   U.S. Treasury Notes......... 11.875        11/15/03      582,343
  475,000   U.S. Treasury Notes.........  7.875        11/15/04      502,758
  500,000   U.S. Treasury Notes.........  7.875         8/15/01      507,344
  460,000   U.S. Treasury Notes.........  7.500         2/15/05      482,425
  500,000   U.S. Treasury Notes.........  7.250         8/15/04      516,718
  775,000   U.S. Treasury Notes.........  7.250         5/15/04      798,976
  280,000   U.S. Treasury Notes.........  7.000         7/15/06      290,062
  480,000   U.S. Treasury Notes.........  6.625         4/30/02      481,200
  400,000   U.S. Treasury Notes.........  6.625         7/31/01      400,625
  350,000   U.S. Treasury Notes.........  6.500        10/15/06      353,937
  265,000   U.S. Treasury Notes.........  6.500         8/15/05      267,816
  275,000   U.S. Treasury Notes.........  6.500         5/31/02      275,172
  500,000   U.S. Treasury Notes.........  6.375         9/30/01      499,062
  200,000   U.S. Treasury Notes.........  6.250         2/15/07      200,187
  370,000   U.S. Treasury Notes.........  6.250         2/15/03      368,959
  300,000   U.S. Treasury Notes.........  6.250         8/31/02      298,875
  445,000   U.S. Treasury Notes.........  6.250        10/31/01      443,470
  250,000   U.S. Treasury Notes.........  6.125         8/15/07      248,516
  500,000   U.S. Treasury Notes.........  6.000         7/31/02      495,625
  550,000   U.S. Treasury Notes.........  5.875         2/15/04      542,438
  450,000   U.S. Treasury Notes.........  5.875        11/30/01      446,063
  325,000   U.S. Treasury Notes.........  5.750        10/31/02      320,226
  450,000   U.S. Treasury Notes.........  5.500         5/31/03      439,875
  330,000   U.S. Treasury Notes.........  5.250         1/31/03      323,090
  375,000   U.S. Treasury Notes.........  4.750        11/15/08      340,547

            ----------------------------------------------------------------
            Total U.S. Treasury Securities......................  16,112,720
            ================================================================

Utilities (2.0%)
----------------
$ 250,000   AT&T Corporation............  6.000%        3/15/09  $   222,910

  200,000   Baltimore Gas &
            Electric Company............  7.500         1/15/07      200,232

  250,000   Sprint Capital
            Corporation.................  6.375          5/1/09      225,588

  250,000   Texas Utilities Electric
            Company.....................  7.375          8/1/01      250,113

  250,000   Worldcom, Inc...............  6.950         8/15/28      220,878

            ----------------------------------------------------------------
            Total Utilities.....................................   1,119,721
            ================================================================
            ----------------------------------------------------------------
            Total Long-Term Fixed Income Securities
            (amortized cost basis $55,797,224)..................  53,890,727
            ================================================================

Principal   Short-Term                   Interest      Maturity      Market
Amount      Investments (0.6%)           Rate /1/      Date          Value
----------------------------------------------------------------------------
$ 313,000   Household Finance
            Corporation.................  6.880%         7/3/00      312,880

            ----------------------------------------------------------------
            Total Short-Term Investments
            (amortized cost basis $312,880).....................     312,880
            ================================================================
            ----------------------------------------------------------------
            Total Investments (98.8%)
            (amortized cost basis $56,110,104)..................  54,203,607
            ================================================================
            ----------------------------------------------------------------
            Other Assets, less Liabilities (1.2%)...............     647,267
            ================================================================
            ----------------------------------------------------------------
            Net Assets (100.0%)................................. $54,850,874
            ================================================================

(1) The interest rate reflects the discount rate at the date of purchase.

See page 79 for a complete discussion of Investment Terms.

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
62 Bond Portfolio Schedule of Investments (Unaudited)

[LOGO]              AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT

                                    AAL Variable Product Money Market Portfolio
                         SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)


Investment Objective
--------------------
The Portfolio strives for maximum current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in high-quality, short-term money market instruments.


Principal   Commercial       Interest           Maturity           Market
Amount      Paper (100.7%)   Rate/1/            Date               Value
-----------------------------------------------------------------------------
$1,448,000  Alabama Power
            Company......... 6.540-6.800%       7/14-7/18/00       $1,443,790
 1,588,000  American General
            Finance Corporation... 6.530             7/20/00        1,582,527
 1,600,000  AT&T Corporation...... 6.600             7/24/00        1,593,253
 1,631,000  Bell Atlantic Network
            Funding Corporation... 6.500              7/3/00        1,630,411
   845,000  CIT Group, Inc........ 6.530             7/17/00          842,547
 1,500,000  Coca-Cola Company..... 6.540              8/3/00        1,491,008
 1,441,000  Countrywide Home
            Loans, Inc...... 6.570-6.700        7/10-7/25/00        1,437,334
 1,500,000  Duke Energy
            Corporation........... 6.550              9/6/00        1,481,715
 1,490,000  E.I. Dupont Nemours
            & Company............. 6.540             7/27/00        1,482,962
 1,631,000  Exxon Imperial
            U.S., Inc./4/......... 6.500              7/6/00        1,629,528
 1,507,000  General Electric Capital
            Corporation..... 6.540-6.600        7/17-7/25/00        1,500,967
   806,000  General Motors Acceptance
            Corporation..... 6.540-6.570        7/17-7/26/00          802,679
 1,701,000  Goldman Sachs
            Group, L.P............ 6.540             7/13/00        1,697,292
 1,700,000  GTE Corporation/4/.... 6.590             7/19/00        1,694,398
 1,411,000  Hershey Foods
            Corporation........... 6.520             7/31/00        1,403,334
 1,628,000  H.J. Heinz Company.... 6.520              8/1/00        1,618,860
 1,500,000  Household Finance
            Corporation........... 6.510             7/14/00        1,496,474
 1,335,000  IBM Credit
            Corporation........... 6.460             7/11/00        1,332,604
 1,400,000  Lucent
            Technologies, Inc..... 6.540             7/21/00        1,394,913
 1,534,000  McGraw-Hill
            Companies, Inc........ 6.530             8/16/00        1,521,200
 1,367,000  Merrill Lynch &
            Company, Inc.... 6.530-6.570        7/18-7/31/00        1,360,737
 1,500,000  Proctor & Gamble
            Company............... 6.570              8/2/00        1,491,240
 1,600,000  R.R. Donnelley & Sons
            Company /4/........... 6.400              7/5/00        1,598,862
 1,600,000  SBC Communications,
            Inc. /4/.............. 6.400              7/7/00        1,598,293
 1,261,000  Schering Corporation.. 6.050             7/12/00        1,258,669
 1,500,000  Toyota Motor
            Corporation /4/....... 6.550             7/28/00        1,492,631
 1,597,000  Transamerica Finance
            Corporation..... 6.550-6.560        7/10-7/21/00        1,592,678
            -----------------------------------------------------------------
            Total Commercial Paper (100.7%)
            (amortized cost $39,470,906).......................    39,470,906
            =================================================================
            -----------------------------------------------------------------
            Other Assets, Less Liabilities (-0.7%).............       270,184
            =================================================================
            -----------------------------------------------------------------
            Net Assets (100.0%)................................   $39,200,722
            =================================================================

----------------
/1/  The interest rate shown reflects the discount rate at the date of purchase.

/4/  4(2) Commercial Paper

See page 79 for a complete discussion of Investment Terms.

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  63

[LOGO]                AAL VARIABLE PRODUCT SERIES FUND INC.
                              SEMI-ANNUAL REPORT

                    AAL Variable Product Series Fund, Inc.
                    Statement of Assets and Liabilities
                    AS OF JUNE 30, 2000

                                                                              Small              International       Large
                                                                              Company Stock      Stock               Company Stock
                                                                              Portfolio          Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets
------

Investments at cost..........................................................  $268,698,910        $72,812,677        $676,534,887
Investments at value.........................................................  $269,018,470        $78,853,867        $957,070,493
Cash ........................................................................           251          2,271,066             (12,453)
Dividends and interest receivable............................................       128,281            112,824             756,956
Receivable for investments sold..............................................     6,913,252            232,579           1,781,108
Receivable fund shares sold..................................................       327,241            246,761             639,452
Receivable for forward contracts.............................................            --            229,650                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                   $276,387,495        $81,946,747        $960,235,556
===================================================================================================================================

Liabilities:
------------
Payable for forward contracts................................................  $         --        $   231,897        $         --
Payable for investments purchased............................................     8,220,903          2,099,195           4,303,725
Income distributions payable.................................................            --                 --                  --
Payable for fund shares redeemed.............................................       127,672             58,109             563,141
Investment advisory fees payable.............................................        74,716             50,966             245,051
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 8,423,291          2,440,167           5,111,917
===================================================================================================================================

Net Assets:
-----------
Capital stock................................................................   254,232,310         71,176,495         666,626,168
Undistributed net investment income..........................................        47,377          1,715,651             184,130
Undistributed net realized gain (loss).......................................    13,364,957            572,493           7,777,735
Net unrealized appreciation/depreciation on investments......................       319,560          6,041,190         280,535,606
Net unrealized appreciation/depreciation on foreign currency contracts.......            --             (2,247)                 --
Net unrealized appreciation/depreciation on currency related transactions....            --                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                267,964,204         79,506,580         955,123,639
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities & Capital                                                    $276,387,495        $81,946,747        $960,235,556
===================================================================================================================================
Capital Shares Outstanding (2 billion shares authorized)                         19,091,720          5,363,678          35,560,424
Net Asset Value Per Share                                                      $      14.04        $     14.82        $      26.86

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
64  Statement of Assets and Liabilities (Unaudited)

                           High Yield                                         Money
Balanced                   Bond                     Bond                      Market
Portfolio                  Portfolio                Portfolio                 Portfolio
------------------------------------------------------------------------------------------
$722,602,893               $37,137,391              $56,110,104               $39,470,906
$816,748,368               $31,033,392              $54,203,607               $39,470,906
         332                       405                      829                       929
   4,131,874                   937,624                  723,210                        --
     821,113                 1,319,415                       --                        --
     139,866                    55,505                    7,526                   500,573
          --                        --                       --                        --
------------------------------------------------------------------------------------------
$821,841,553               $33,346,341              $54,935,172               $39,972,408
==========================================================================================
$         --               $        --              $        --               $        --
   2,000,826                        --                       --                        --
          --                        --                       --                     6,801
     381,479                    13,067                   68,619                   753,815
     211,171                    10,874                   15,679                    11,070
------------------------------------------------------------------------------------------
   2,593,476                    23,941                   84,298                   771,686
==========================================================================================

 698,450,330                42,954,751               57,461,555                39,200,722
     153,758                     5,133                   10,845                        --
  26,498,514                (3,533,485)                (715,029)                       --
  94,145,475                (6,103,999)              (1,906,497)                       --
          --                        --                       --                        --
          --                        --                       --                        --
------------------------------------------------------------------------------------------
 819,248,077                33,322,400               54,850,874                39,200,722
==========================================================================================
------------------------------------------------------------------------------------------
$821,841,553               $33,346,341              $54,935,172               $39,972,408
==========================================================================================
  49,123,796                 4,613,904                5,695,074                39,200,722
$      16.68               $      7.22              $      9.63               $      1.00

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  65

[LOGO]              AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT

                     AAL Variable Product Series Fund, Inc.
                     Statement of Operations
                     AS OF JUNE 30, 2000

                                                                             Small                International      Large
                                                                             Company Stock        Stock              Company Stock
                                                                             Portfolio            Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------
Dividends................................................................     $   835,778         $  1,905,355        $  5,119,897
Interest.................................................................         100,745              129,871             282,882
Foreign dividend withholding.............................................              --              (63,463)                 --

-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                           936,523            1,971,763           5,402,779
===================================================================================================================================

Expenses
--------

Adviser fee..............................................................         426,269              109,220           1,408,450
Sub-Adviser fees.........................................................              --              145,181                  --
Administrative service and pricing fees..................................           7,030                8,029               5,869
Audit and legal fees.....................................................          14,966               11,503              30,494
Custody fees.............................................................          33,352               34,026              32,143
Director fees............................................................           2,346                  695               8,532
Printing and Postage expense.............................................          20,637                6,121              75,051
SEC and state registration expense.......................................              50                   50                  50
Other Expenses...........................................................             352                  105               1,281
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses Before Reimbursement                                               505,002              314,930           1,561,870
===================================================================================================================================
Less Reimbursement from Advisor..........................................         (78,733)             (60,529)           (153,420)
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Expenses                                                                426,269              254,401           1,408,450
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                             510,254            1,717,362           3,994,329
===================================================================================================================================

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency
--------------------------------------------------------------------------

Net realized gains (losses) on investments...............................      14,266,623             (360,663)          6,998,653
Net realized gains (losses) on foreign currency transactions.............              --              (21,449)                 --
Change in net unrealized appreciation/depreciation on investments........         698,583           (4,528,505)        (13,238,133)
Change in net unrealized appreciation/depreciation on foreign
     currency transactions...............................................              --                2,350                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses) on
     Investments and Foreign Currency                                          14,965,206           (4,908,267)         (6,239,480)
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                         $15,475,460         $ (3,190,905)       $ (2,245,151)
===================================================================================================================================

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
66  Statement of Operations (Unaudited)

                                             High Yield                                        Money
                    Balanced                 Bond                     Bond                     Market
                    Portfolio                Portfolio                Portfolio                Portfolio
---------------------------------------------------------------------------------------------------------------------
                   $  2,426,878               $        --             $         --              $         --
                     12,347,443                 1,891,413                1,900,432                 1,271,334
                             --                        --                       --                        --
---------------------------------------------------------------------------------------------------------------------
                     14,774,321                 1,891,413                1,900,432                 1,271,334
=====================================================================================================================

                      1,238,076                    66,139                   95,127                    72,690
                             --                        --                       --                        --
                         14,533                     4,742                    6,440                       420
                         27,595                    10,483                    9,979                     7,872
                         38,409                     2,681                    5,177                     2,729
                          7,298                       296                      488                       345
                         64,197                     2,604                    4,293                     3,033
                             50                        50                       50                        50
                          1,096                        44                       73                        52
---------------------------------------------------------------------------------------------------------------------
                      1,391,254                    87,039                  121,627                    87,191
=====================================================================================================================
                       (153,178)                  (20,900)                 (26,500)                  (14,501)
---------------------------------------------------------------------------------------------------------------------
                      1,238,076                    66,139                   95,127                    72,690
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
                     13,536,245                 1,825,274                1,805,305                 1,198,644
=====================================================================================================================

                     17,717,821                (2,589,794)                (403,295)                       --

                             --                        --                       --                        --

                    (19,402,826)                  497,898                  605,474                        --

                             --                        --                       --                        --
---------------------------------------------------------------------------------------------------------------------
                     (1,685,005)               (2,091,896)                 202,179                        --
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
                   $ 11,851,240               $  (266,622)            $  2,007,484              $  1,198,644
=====================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                                June 30, 2000 67

[LOGO]              AAL VARIABLE PRODUCT SERIES FUND. INC.
                              SEMI-ANNUAL REPORT

                    AAL Variable Product Series Fund, Inc.
                    Statement of Changes in Net Assets
                    AS OF JUNE 30, 2000

                                                                                  Small Company                International
                                                                                 Stock Portfolio              Stock Portfolio
                                                                         ---------------------------   ----------------------------
                                                                           Year Ended   Period Ended     Year Ended    Period Ended
                                                                            12/31/99      6/30/00         12/31/99        6/30/00
----------------------------------------------------------------------------------------------------   ----------------------------
Operations
----------
Net investment income.................................................. $    962,376  $    510,254   $   185,186     $ 1,717,362
Net realized gains (losses) on investments.............................    9,143,735    14,266,623     1,592,722        (360,663)
Net realized gains (losses) on foreign currency transactions...........           --            --        18,132         (21,449)
Change in net unrealized appreciation/depreciation on investments......   13,784,185       698,583     8,935,853      (4,528,505)
Change in net unrealized appreciation/depreciation on
    currency transactions..............................................           --            --        65,260            2,35
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
    from Operations....................................................   23,890,296    15,475,460    10,797,153      (3,190,905)
===================================================================================================================================
Distributions to Shareholders
-----------------------------
From net investment income.............................................     (963,974)     (465,614)     (251,468)             --
From net realized gains................................................  (10,325,815)           --      (255,565)             --

-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders....................................  (11,289,789)     (465,614)     (507,033)             --
===================================================================================================================================

Fund Share Transactions
-----------------------
Purchases of fund shares...............................................   26,941,433    35,169,364    19,515,711      42,198,615
Income dividends reinvested............................................      963,974       465,614       161,668              --
Capital gains reinvested...............................................   10,325,815            --       164,302              --
Redemption of fund shares..............................................  (23,200,366)   (8,632,547)   (1,709,135)     (3,518,447)

-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Net Assets from Fund
    Share Transactions                                                    15,030,856    27,002,431    18,132,546      38,680,168
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                27,631,363    42,012,277    28,422,666      35,489,263
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets Beginning of Period                                           198,320,564   225,951,927    15,594,651      44,017,317
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets End of Period                                                $225,951,927  $267,964,204   $44,017,317     $79,506,580
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income                         $      2,737  $     47,377   $    (1,711)    $ 1,715,651
===================================================================================================================================

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
68  Statement of Changes in Net Assets (Unaudited)

         Large Company                       Balanced                          High Yield                          Bond
        Stock Portfolio                      Portfolio                       Bond Portfolio                      Portfolio
-------------------------------   -------------------------------    ------------------------------   ------------------------------
   Year Ended     Period Ended       Year Ended     Period Ended       Year Ended     Period Ended       Year Ended     Period Ended
    12/31/99        6/30/00           12/31/99        6/30/00           12/31/99        6/30/00           12/31/99         6/30/00
-------------------------------   -------------------------------    ------------------------------   ------------------------------
$   7,206,165    $   3,994,329    $  21,659,535    $  13,536,245     $  3,352,233    $   1,825,274    $   3,194,530    $  1,805,305
    6,634,331        6,998,653       24,466,362       17,717,821         (714,794)      (2,589,794)        (218,330)       (403,295)
           --               --               --               --               --               --               --              --
  123,117,531      (13,238,133)      25,038,159      (19,402,826)      (4,118,676)         497,898       (3,618,272)        605,474
           --               --               --               --               --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------

  136,958,027       (2,245,151)      71,164,056       11,851,240       (1,481,237)        (266,622)        (642,072)      2,007,484
====================================================================================================================================

   (7,204,678)      (3,828,601)     (21,651,007)     (13,424,191)      (3,349,981)      (1,824,423)      (3,192,127)     (1,798,809)
   (7,160,556)              --      (20,059,509)              --               --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
  (14,365,234)      (3,828,601)     (41,710,516)     (13,424,191)      (3,349,981)      (1,824,423)      (3,192,127)     (1,798,809)
====================================================================================================================================

  202,498,001      115,379,981      201,101,016       63,462,416       12,496,944        3,667,471       21,644,488       3,802,798
    7,204,678        3,828,601       21,651,007       13,424,191        1,573,980        1,006,423        3,192,127       1,798,809
    7,160,556               --       20,059,509               --               --               --               --              --
  (38,055,406)     (31,772,799)     (39,956,363)     (33,711,203)      (4,042,333)      (2,423,276)      (6,848,722)     (7,320,270)
------------------------------------------------------------------------------------------------------------------------------------

  178,807,829       87,435,783      202,855,169       43,175,404       10,028,591        2,250,618       17,987,893      (1,718,663)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
  301,400,622       81,362,031      232,308,709       41,602,453        5,197,373          159,573       14,153,694      (1,509,988)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
  572,360,986      873,761,608      545,336,915      777,645,624       27,965,454       33,162,827       42,207,168      56,360,862
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
$ 873,761,608    $ 955,123,639    $ 777,645,624    $ 819,248,077     $ 33,162,827    $  33,322,400    $  56,360,862    $ 54,850,874
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
$      18,402    $     184,130    $      41,704    $     153,758     $      4,282    $       5,133    $       4,349    $     10,845
====================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  69

                 [LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT

                    AAL Variable Product Series Fund, Inc.
                 Statement of Changes in Net Assets--continued

                                                                                                  Money Market
                                                                                                    Portfolio
                                                                                         ------------------------------
                                                                                           Year Ended         Period
                                                                                            12/31/99          6/30/00
-----------------------------------------------------------------------------------------------------------------------
Operations
----------
Net investment income..................................................................  $   1,924,491   $   1,198,644
Net realized gains (losses) on investments.............................................             --              --
Net realized gains (losses) on foreign currency transactions...........................             --              --
Change in net unrealized appreciation/depreciation on investments......................             --              --
Change in net unrealized appreciation/depreciation on currency transactions............             --              --

-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                              1,924,491       1,198,644
=======================================================================================================================

Distributions to Shareholders
-----------------------------
From net investment income.............................................................     (1,924,491)     (1,198,644)
From net realized gains................................................................             --              --

-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                         (1,924,491)     (1,198,644)
=======================================================================================================================

Fund Share Transactions
-----------------------
Purchases of fund shares...............................................................    183,896,728      94,112,581
Income dividends reinvested............................................................      1,921,848       1,199,009
Capital gains reinvested...............................................................             --              --
Redemption of fund shares..............................................................   (172,895,894)   (102,604,412)

-----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Fund Share Transactions                                     12,922,682      (7,292,822)
=======================================================================================================================

Net Increase in Net Assets                                                                  12,922,682      (7,292,822)
=======================================================================================================================

Net Assets Beginning of Period                                                              33,570,862      46,493,544
=======================================================================================================================

Net Assets End of Period                                                                 $  46,493,544   $  39,200,722
=======================================================================================================================

Accumulated Undistributed Net Investment Income                                          $          --   $          --
=======================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
70  Statement of Changes in Net Assets (Unaudited)

           [LOGO]   AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT


                    AAL Variable Product Series Fund, Inc.
                         Notes to Financial Statements
                                   AS OF JUNE 30, 2000 (Unaudited)

(A) Organization
----------------
The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-ended diversified management company. The Fund is a "series" fund consisting of seven separate investment portfolios (known as the Small Company Stock, International Stock, Large Company Stock, Balanced, High Yield Bond, Bond, and Money Market Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I, the AAL Variable Annuity Account II, and the AAL Variable Life Account I (the "Variable Accounts") to fund benefits under certificates of membership related to the flexible premium deferred variable annuity issued by Aid Association for Lutherans ("AAL") and as investment options in the AAL Employee Savings Plan in the International Stock, Large Company Stock, and High Yield Bond Portfolios.

(B) Significant Accounting Policies
-----------------------------------
Valuation of Investments Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors.

Foreign Currency Translation The books and records of the Portfolios are maintained in U.S. dollars. The market values of securities and other assets and liabilities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars at the time net asset value is calculated. However, for federal income tax purposes the portfolio does treat as ordinary income the effect of changes in foreign exchange arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Foreign Currency Contracts In connection with purchases and sales of securities denominated in foreign currencies, the International Stock Portfolio may enter into forward currency contracts. Additionally, The International Stock Portfolio may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market values, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these forward contracts, the International Stock Portfolio could be exposed to foreign currency fluctuations.

Federal Income Taxes No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the Fund. As of December 31, 1999, the High Yield Bond Portfolio has capital loss carryforwards of $228,897 expiring in 2006 and $714,794 expiring in 2007. The Bond Portfolio has loss carryforwards of $2,188 expiring in 2003; $7,782 expiring in 2004; $22,408 expiring in 2005; $61,026 expiring in 2006 and
$218,330 expiring in 2007. It is management's intention to make no distribution of any future realized capital gains related to these Portfolios until the federal income tax capital loss carryforwards are exhausted.

Distributions to Shareholders All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Small Company Stock, Large Company Stock, Balanced, High Yield Bond and Bond Portfolios expect to declare and pay net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. The International Stock Portfolio expects to declare and pay income and net realized capital gains annually. Dividends to shareholders are recorded on the ex-dividend date.

Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses The Funds are charged for those expenses that are directly attributed to each Portfolio, such as advisory, custodian, and shareholder service fees. Expenses that are not directly attributable to a Portfolio are typically allocated among the Funds' Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Other For financial statement purposes investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

(C) Investment Advisory Fees and Transactions with Related Parties
-------------------------------------------------------------------
Effective January 1, 2000, the Board of Directors approved the transfer of the Investment Advisory responsibilities from AAL to AAL Capital Management Corporation (AALCMC), an affiliate of AAL. Therefore all advisory and sub-advisory agreements with AAL, AALCMC and

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  71

Oechsle International were terminated as of December 31, 1999. The Fund has since entered into an investment advisory agreement with AALCMC relating to the management of the Portfolios and will be paid an investment advisory fee as compensation for services to the Fund. The fee is a daily charge equal to an annual rate of 0.35% of the average daily net assets up to $250,000,000 and 0.30% of the average daily net assets in excess of that amount for the Small Company Stock, Large Company Stock, Balanced, Bond and Money Market Portfolios; 0.80% of the daily net assets for the International Portfolio; 0.40% of the daily net assets for the High Yield Bond Portfolio. Additionally, AALCMC has entered into a sub-advisory agreement with Oechsle International Advisors L.L.C. (Sub-Advisor) for the International Stock Portfolio. The sub-advisory fee, which is paid by AALCMC, is equal to an annual fee of 0.54% of assets under management for the first $20 million, 0.45% of assets under management for the next $30 million and 0.36% for assets under management over $50 million.

On June 21, 2000 at a special meeting of shareholders, the shareholders of the High Yield Bond Portfolio approved a sub-advisory agreement with Pacific Investment Management Company (PIMCO) effective July 1, 2000. The sub advisory fee will be 0.25% of average daily net assets and will be paid by AALCMC out of the existing advisory fee.

Certain officers and directors of the Fund are also officers of AAL and AALCMC. Each director who is not affiliated with AAL or AALCMC receives an annual fee for services as a director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the AAL Mutual Funds. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. For the period ended June 30, 2000, directors of the Fund not affiliated with AAL or AALCMC received director fees in the aggregate amount of $20,000. No remuneration has been paid by the Fund to officers or directors affiliated with AAL or AALCMC. At June 30, 2000, all of the shares of each Portfolio are owned by AAL, the AAL Variable Annuity Account I, the AAL Variable Annuity Account II, the AAL Variable Life Account I, and the AAL Employee Savings Plan.

(D) Capital Share Transactions
------------------------------
Transactions in Fund shares for the period ended June 30, 2000 and the year ended December 31, 1999, were as follows:

                        Small Company Stock Portfolio
                      ---------------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold               2,568,022        2,179,850
Reinvested distributions     33,989          874,191
Shares redeemed            (633,724)      (1,930,192)
_________________________________________________________
Net Increase              1,968,287        1,123,849
_________________________________________________________


                             International Portfolio
                       ---------------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold               2,745,394        1,557,451
Reinvested distributions         --           21,126
Shares redeemed            (232,054)        (139,713)
_________________________________________________________
Net Increase              2,513,340        1,438,864
_________________________________________________________

                       Large Company Stock Portfolio
                     ---------------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold               4,378,355        8,226,938
Reinvested distributions    146,048          556,094
Shares redeemed          (1,202,542)      (1,533,126)
_________________________________________________________
Net Increase              3,321,861        7,249,906
_________________________________________________________

                             Balanced Portfolio
                       ------------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold               3,848,124       12,249,850
Reinvested distributions    818,272        2,523,068
Shares redeemed          (2,044,310)      (2,428,486)
_________________________________________________________
Net Increase              2,622,086       12,344,432
_________________________________________________________

                             High Yield Bond Portfolio
                       ---------------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold                 490,012        1,478,180
Reinvested distributions    136,295          190,956
Shares redeemed            (323,769)        (482,755)
_________________________________________________________
Net Increase                302,538        1,186,381
_________________________________________________________

                              Bond Portfolio
                       ---------------------------
                       Period Ended      Year Ended
                        6/30/00          12/31/99
_________________________________________________________
Shares sold                 397,369        2,162,923
Reinvested distributions    188,382          323,358
Shares redeemed            (764,242)        (687,663)
_________________________________________________________
Net Increase               (178,491)       1,798,618
_________________________________________________________

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
72  Notes to Financial Statements

----------------------------------------

                                    Money Market Portfolio
                              ------------------------------
                              Period Ended      Year Ended
                               6/30/00          12/31/99
____________________________________________________________
Shares sold                     94,112,581      183,896,729
Reinvested distributions         1,199,009        1,921,847
Shares redeemed               (102,604,412)    (172,895,894)
____________________________________________________________
Net Increase                    (7,292,822)      12,922,682
____________________________________________________________

(E) Investment Transactions
---------------------------
For the period ended June 30, 2000, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments and U.S. Government Obligations) were as follows:

Portfolio                Purchases          Sales
---------------------------------------------------------
Small Company Stock     $72,923,585      $46,231,081
International Stock      47,771,853        8,242,748
Large Company Stock     106,676,264       17,823,717
Balanced                 86,895,203       54,831,929
High Yield Bond          12,505,511       11,759,348
Bond                      3,780,043        3,549,417
_________________________________________________________

For the period ended June 30, 2000, the Portfolios purchased and sold the following in U.S. Government Obligations

Portfolio                Purchases          Sales
---------------------------------------------------------
Balanced                $14,013,277      $16,819,444
Bond                      2,546,956        4,238,753
_________________________________________________________

The gross and net unrealized appreciation and depreciation on investments at June 30, 2000, were as follows:

                                                            Net Unrealized
                                                            Appreciation
Portfolio                Appreciation   (Depreciation)     (Depreciation)
-----------------------------------------------------------------------------
Small Company Stock      $58,230,758    $(57,911,198)       $319,560
International Stock       11,676,646      (5,635,456)      6,041,190
Large Company Stock      352,726,115     (72,190,509)    280,535,606
Balanced                 142,629,911     (48,484,436)     94,145,475
High Yield                   264,654      (6,368,653)     (6,103,999)
Bond                         166,458      (2,072,955)     (1,906,497)
_____________________________________________________________________________

(F) Forward Currency Contracts
------------------------------
As of June 30, 2000, the International Stock Portfolio had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of ($2,247).

Settlement
Date                   Currency to                 U.S. Value                 Currency to       U.S. Value
Through                be delivered                at 6/30/00                 be received      at 6/30/00
______________________________________________________________________________________________________________
7/3/00        131,145   EURO                       $125,714           123,460 U.S. Dollar       $123,460
7/3/00          6,637   British Pound Sterling       10,049             9,950 U.S. Dollar          9,950
7/4/00         10,922   British Pound Sterling       16,535            16,415 U.S. Dollar         16,415
7/3/00      2,076,728   Japanese Yen                 19,629            19,634 U.S. Dollar         19,634
7/5/00      6,344,952   Japanese Yen                 59,970            60,191 U.S. Dollar         60,191
______________________________________________________________________________________________________________
                                                   $231,897                                     $229,650
______________________________________________________________________________________________________________

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  73

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND INC.
                              SEMI- ANNUAL REPORT

          AAL Variable Product Series Fund, Inc.
          Financial Highlights

          The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and the related notes.

                                                                                     Small Company Stock Portfolio
                                                                      -------------------------------------------------------------
                                                                       Period      Year      Year      Year      Year    Period
                                                                        Ended     Ended     Ended     Ended     Ended     Ended
                                                                      6/30/00   12/31/99  12/31/98  12/31/97  12/31/96  12/31/95/c/
===================================================================================================================================
Net Asset Value, Beginning of Period                                  $ 13.20   $  12.40  $  14.88  $  12.54  $  10.99   $ 10.00
===================================================================================================================================

Income from Investment Operations
---------------------------------
Net investment income............................................        0.03       0.06      0.08      0.11      0.12      0.08
Net realized and unrealized gain (loss) on investments...........        0.84       1.43     (0.13)     3.05      1.86      0.99
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations.................................        0.87       1.49     (0.05)     3.16      1.98      1.07
===================================================================================================================================

Less Distributions from:
------------------------
Net investment income............................................       (0.03)     (0.06)    (0.08)    (0.11)    (0.12)    (0.07)
Net realized capital gains.......................................        0.00      (0.63)    (2.35)    (0.71)    (0.31)    (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions..............................................       (0.03)     (0.69)    (2.43)    (0.82)    (0.43)    (0.08)
===================================================================================================================================
Net increase (decrease) in new asset value.......................        0.84       0.80     (2.48)     2.34      1.55      0.99

Net asset value: End of period...................................       14.04   $  13.20  $  12.40  $  14.88    $12.54   $ 10.99
===================================================================================================================================
Total return /a/.................................................        6.56%     12.19%     0.14%    25.37%    18.19%    10.70%
Net assets, end of period (in thousands).........................    $267,964   $225,952  $198,321  $152,928  $ 70,209  $ 15,666
Ratio of expenses to average net assets /b/......................        0.35%      0.35%     0.35%     0.35%     0.35%     0.35%
Ratio of net investment income (loss) to
  average net assets /b/.........................................        0.42%      0.49%     0.55%     0.81%     1.14%     1.43%
Portfolio turnover rate..........................................       18.97%     30.51%   103.70%    29.65%    20.14%     2.85%
===================================================================================================================================
Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets /b/......................        0.41%      0.41%     0.43%     0.45%     0.75%     1.37%
Ratio of net investment income (loss)
  to average net assets /b/......................................        0.35%      0.44%     0.47%     0.71%     0.74%     0.41%

-------------
/a/ Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total_return for the periods shown. The Portfolios are reported as year-to-date total returns.

/b/  Calculated on an annualized basis.

/c/  From commencement of operations on June 14, 1995.

/d/  Since inception on March 2, 1998.

Effective January 1, 2000, the Board of Directors approved the transfer of the Investment Advisory responsibilities from AAL, to AAL Capital Management Corporation, an Affiliate of AAL.

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
74  Financial Highlights

     International Stock Portfolio                                          Large Company Stock Portfolio
----------------------------------------               ---------------------------------------------------------------------------
 Period Ended  Year Ended   Period Ended               Period Ended  Year Ended  Year Ended  Year Ended  Year Ended   Period Ended
    6/30/00      12/31/99    12/31/98/d/                  6/30/00      12/31/99    12/31/98    12/31/97    12/31/96    12/31/95/c/
==================================================================================================================================
    $ 15.44       $ 11.05     $ 10.00                    $  27.10      $  22.90    $  18.06    $  13.83    $  11.51     $ 10.00
==================================================================================================================================

       0.03          0.06        0.09                        0.12          0.25        0.24        0.23        0.23        0.11
      (0.65)         4.51        0.96                       (0.25)         4.42        4.85        4.25        2.34        1.52
----------------------------------------------------------------------------------------------------------------------------------
      (0.62)         4.57        1.05                       (0.13)         4.67        5.09        4.48        2.57        1.63
==================================================================================================================================

         --         (0.09)         --                       (0.11)        (0.25)      (0.24)      (0.23)      (0.23)      (0.11)
         --         (0.09)         --                          --         (0.22)      (0.01)      (0.02)      (0.02)      (0.01)
----------------------------------------------------------------------------------------------------------------------------------
         --         (0.18)         --                       (0.11)        (0.47)      (0.25)      (0.25)      (0.25)      (0.12)
==================================================================================================================================
      (0.62)         4.39        1.05                       (0.24)         4.20        4.84        4.23        2.32        1.51

      14.82       $ 15.44     $ 11.05                       26.86      $  27.10    $  22.90    $  18.06    $  13.83     $ 11.51
==================================================================================================================================

      (4.02%)       41.50%      10.41%                      (0.46%)       20.52%      28.36%      32.59%      22.47%      16.39%
    $79,507       $44,017     $15,595                    $955,124      $873,762    $572,361    $318,475    $120,089     $23,138
       0.92%         0.80%       0.80%                       0.31%         0.32%       0.33%       0.35%       0.35%       0.35%
       6.20%         0.74%       1.25%                       0.89%         1.01%       1.20%       1.48%       1.97%       2.27%
      13.77%        45.08%      32.66%                       1.99%         2.69%       1.49%       1.00%       1.77%       0.47%
==================================================================================================================================
       1.14%         1.13%       1.30%                       0.35%         0.35%       0.38%       0.43%       0.63%       1.26%
       5.98%         0.41%       0.75%                       0.85%         0.98%       1.15%       1.39%       1.69%       1.37%

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  75

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND, INC.
                              SEMI-ANNUAL REPORT


          AAL Variable Product Series Fund, Inc.
          Financial Highlights-continued


          The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.

                                                                                         Balanced Portfolio
                                                                   -----------------------------------------------------------------
                                                                    Period      Year       Year       Year       Year     Period
                                                                     Ended     Ended      Ended      Ended      Ended      Ended
                                                                    6/30/00   12/31/99   12/31/98   12/31/97   12/31/96  12/31/95/c/
====================================================================================================================================
Net Asset Value, Beginning of Period                               $  16.72   $  15.97   $  14.05   $  11.96   $  10.92   $ 10.00
====================================================================================================================================

Income from Investment Operations
---------------------------------
Net investment income...........................................       0.28       0.53       0.50       0.46       0.41      0.22
Net realized and unrealized gain (loss) on investments..........      (0.04)      1.19       2.17       2.09       1.05      0.29
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.24       1.72       2.67       2.55       1.46      1.14
====================================================================================================================================

Less Distributions from:
------------------------
Net investment income...........................................      (0.28)     (0.53)     (0.50)     (0.46)     (0.41)    (0.21)
Net realized capital gains......................................         --      (0.44)     (0.25)        --      (0.01)    (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.28)     (0.97)     (0.75)     (0.46)     (0.42)    (0.22)
====================================================================================================================================
Net increase (decrease) in new asset value......................      (0.04)      0.75       1.92       2.09       1.04      0.92

Net Asset Value: End of Period                                        16.68   $  16.72   $  15.97   $  14.05   $  11.96   $ 10.92
====================================================================================================================================
Total return /a/................................................       1.48%     11.00%     19.27%     21.71%     13.65%    11.46%
Net assets, end of period (in thousands)........................   $819,248   $777,646   $545,337   $306,501   $126,518   $28,759
Ratio of expenses to average net assets /b/.....................       0.32%      0.32%      0.33%      0.35%      0.35%     0.35%
Ratio of net investment income (loss) to average net assets/b/..       3.44%      3.26%      3.38%      3.62%      3.89%     4.07%
Portfolio turnover rate.........................................      10.27%     16.91%     21.39%      6.86%      5.43%     2.29%
====================================================================================================================================

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets /b/.....................       0.35%      0.36%      0.39%      0.43%      0.60%     1.15%
Ratio of net investment income (loss) to average net assets/b/..       3.40%      3.22%      3.32%      3.53%      3.65%     3.27%

---------------
/a/ Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as year-to-date total returns.

/b/  Calculated on an annualized basis.

/c/  From commencement of operations on June 14, 1995.

/d/  Since inception on March 2, 1998.

Effective January 1, 2000, the Board of Directors approved the transfer of the Investment Advisory responsibilities from AAL, to AAL Capital Management Corporation, an Affiliate of AAL.

      The accompanying notes to the financial statements are an integral part of this schedule.

-------------------------------------------------------------------------------
76  Financial Highlights

      High Yield Bond Portfolio                                                    Bond Portfolio
 ---------------------------------------              --------------------------------------------------------------------------
 Period Ended  Year Ended   Period Ended              Period Ended  Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
   6/30/0       12/31/99    12/31/98/d/                  6/30/00     12/31/99    12/31/98    12/31/97     12/31/96   12/31/95/c/
 ===============================================================================================================================
   $   7.69     $   8.95      $  10.00                  $   9.60     $  10.36     $ 10.15    $   9.90     $  10.23   $   10.00
 ===============================================================================================================================

       0.41         0.89          0.74                      0.32         0.62        0.64        0.64         0.63        0.34
      (0.47)       (1.26)        (1.05)                     0.03        (0.76)       0.21        0.25        (0.33)       0.23
 -------------------------------------------------------------------------------------------------------------------------------
      (0.06)       (0.37)        (0.31)                     0.35        (0.14)       0.85        0.89         0.30        0.57
 ===============================================================================================================================

      (0.41)       (0.89)        (0.74)                    (0.32)       (0.62)      (0.64)      (0.64)       (0.63)      (0.34)
         --           --            --                        --           --          --          --           --          --
 -------------------------------------------------------------------------------------------------------------------------------
      (0.41)       (0.89)        (0.74)                    (0.32)       (0.62)      (0.64)      (0.64)       (0.63)      (0.34)
 ===============================================================================================================================
      (0.47)       (1.26)        (1.05)                     0.03        (0.76)       0.21        0.25        (0.33)       0.23

       7.22     $   7.69      $   8.95                      9.63     $   9.60     $ 10.36    $  10.15     $   9.90   $   10.23
 ===============================================================================================================================
      (0.79%)      (4.45%)       (3.25%)                    3.69%       (1.35%)      8.59%       9.37%        3.10%       5.80%
   $ 33,322     $ 33,163      $ 27,965                  $ 54,851     $ 56,361     $42,207    $ 26,710     $ 17,666   $   9,363
       0.40%        0.40%         0.40%                     0.35%        0.35%       0.35%       0.35%        0.35%       0.35%
      11.01%       10.70%         9.54%                     6.62%        6.33%       6.26%       6.55%        6.51%       6.54%
      35.58%       44.33%        25.43%                    11.78%       19.50%      18.29%      18.41%       11.65%       6.51%
 ===============================================================================================================================

       0.53%        0.50%         0.54%                     0.45%        0.44%       0.48%       0.52%        0.68%       1.25%
      10.88%       10.61%         9.40%                     6.53%        6.23%       6.13%       6.38%        6.18%       5.64%

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  77

[LOGO]               AAL VARIABLE PRODUCT SERIES FUND, INC
                              SEMI-ANNUAL REPORT

          AAL Variable Product Series Fund, Inc.
          Financial Highlights-continued

          The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.

                                                                                          Money Market Portfolio
                                                                     --------------------------------------------------------------
                                                                     Period      Year      Year       Year       Year    Period
                                                                      Ended     Ended     Ended      Ended      Ended     Ended
                                                                     6/30/00  12/31/99  12/31/98   12/31/97   12/31/96  12/31/95/c/
===================================================================================================================================
Net Asset Value, Beginning of Period                                  $  1.00   $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
===================================================================================================================================

Income from Investment Operations
---------------------------------
Net investment income..............................................      0.03      0.05      0.05       0.05       0.05      0.03
Net realized and unrealized gain (loss) on investments.............        --        --        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                         0.03      0.05      0.05       0.05       0.05      0.03
===================================================================================================================================

Less Distributions from
-----------------------
Net investment income..............................................     (0.03)    (0.05)    (0.05)     (0.05)     (0.05)    (0.03)
Net realized capital gains.........................................        --        --        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     (0.03)    (0.05)    (0.05)     (0.05)     (0.05)    (0.03)
===================================================================================================================================
Net increase (decrease) in new asset value.........................        --        --        --         --         --        --

Net Asset Value: End of Period                                        $  1.00   $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
===================================================================================================================================
Total return /a/...................................................      2.92%     4.94%     5.31%      5.33%      5.23%     3.02%
Net assets, end of period (in thousands)...........................   $39,201   $46,494   $33,571    $25,460    $17,125   $ 7,045
Ratio of expenses to average net assets /b/........................      0.35%     0.35%     0.35%      0.35%      0.35%     0.35%
Ratio of net investment income (loss) to average net assets /b/....      5.77%     4.85%     5.20%      5.24%      5.10%     5.71%
Portfolio turnover rate............................................       N/A       N/A       N/A        N/A        N/A       N/A
===================================================================================================================================

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets /b/........................      0.42%     0.41%     0.44%      0.46%      0.65%     1.40%
Ratio of net investment income (loss) to average net assets /b/....      5.70%     4.79%     5.11%      5.13%      4.80%     4.66%

----------------
/a/ Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total~return for the periods shown. The Portfolios are reported as year-to-date total returns.

/b/  Calculated on an annualized basis.

/c/  From commencement of operations on June 14, 1995.

Effective January 1, 2000, the Board of Directors approved the transfer of the Investment Advisory responsibilities from AAL, to AAL Capital Management Corporation, an Affiliate of AAL.

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
78  Financial Highlights

[LOGO] A NOTE ON FORWARD LOOKING STATEMENTS


Except for the historical information contained in the foregoing reports on each of the Portfolios, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager's predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Portfolio in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the ~actual results of any Portfolio to differ materially from the projected results for the Portfolio, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Portfolio.

Glossary of Terms

* Non income-producing security -- A non income-producing security is a security which has not paid a dividend or interest payment in the past calendar year.

(2) 144A security -- A 144A security is a security that is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security in default -- A security in default is a security that has missed its last interest payment.

(4) 4(2) Commercial paper -- 4(2) commercial paper is a security that has not been fully registered with the SEC. Because the security has not been fully registered it is considered an illiquid or restricted security. Once the security is registered, it loses its 4(2) classification and is no longer restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)  Illiquid security -- A security that is not traded actively.

      The accompanying notes to the financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------
                                                               June 30, 2000  79

[LOGO OF AID ASSOCIATION FOR LUTHERANS]

[LOGO OF AAL CAPITAL MANAGEMENT CORPORATION]

                         Board of Directors       John O. Gilbert - Chairman of the Board
                                                  F. Gregory Campbell
                                                  Woodrow E. Eno
                                                  Richard L. Gady
                                                  John H. Pender
                                                  Edward W. Smeds
                                                  Lawrence M. Woods

                                   Officers       Robert G. Same - President
                                                  James H. Abitz - Vice President
                                                  Woodrow E. Eno - Vice President
                                                  Charles D. Gariboldi - Treasurer
                                                  Frederick D. Kelsven - Secretary

                             Transfer Agent       Aid Association for Lutherans
                                                  4321 North Ballard Road . Appleton, WI 54919-0001

Sub-Adviser (International Stock Portfolio)       Oechsle International Advisors, LLC
                                                  One International Place . Boston, MA 02110

    Sub-Adviser (High Yield Bond Portfolio)       Pacific Investment Management Company (PIMCO)
                                                  840 Newport Center Drive
                                                  Newport Beach, CA 92660
                                                  (On July 1, 2000 PIMCO become Sub-Adviser to the
                                                  High Yield Bond Portfolio)

           Investment Adviser & Distributor       AAL Capital Management Corporation
                                                  222 West College Avenue . Appleton, WI 54919-0007

                                  Custodian       Citibank, N. A.
                                                  111 Wall Street . New York, NY 10043

                              Legal Counsel       Quarles & Brady, LLP
                                                  411 East Wisconsin Avenue . Milwaukee, WI 53202

                    Independent Accountants       PricewaterhouseCoopers, LLP
                                                  Suite 1500
                                                  100 East Wisconsin Avenue . Milwaukee, WI 53202

This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I, AAL Variable Annuity Account II and AAL Variable Life Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity Account I, AAL Variable Account II, AAL Variable Life Account I and the AAL Variable Product Series Fund, Inc.


13017SAR 8-00                     PRODUCTFORMS #4460, #4461, #4213, #4214, #4470